Schedule of Investments (unaudited)
November 30, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
4.75%, 03/30/30	$79	$78,718
5.38%, 06/15/33	152	153,318
5.40%, 10/01/48(a)	336	327,656
Omnicom Group Inc.
2.45%, 04/30/30(a)	17	15,111
4.20%, 06/01/30	17	16,547
		591,350
Aerospace & Defense — 0.9%
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	625	596,825
General Electric Co.
4.35%, 05/01/50	50	44,218
5.88%, 01/14/38	115	122,296
6.75%, 03/15/32	655	733,005
6.88%, 01/10/39	82	95,979
Hexcel Corp., 4.20%, 02/15/27	800	784,716
Howmet Aerospace Inc., 5.95%, 02/01/37	170	181,873
Northrop Grumman Corp.
4.03%, 10/15/47(a)	18	14,920
4.90%, 06/01/34	742	741,729
4.95%, 03/15/53	403	380,958
5.15%, 05/01/40	16	15,871
5.20%, 06/01/54	702	689,597
5.25%, 05/01/50	17	16,751
RTX Corp.
2.25%, 07/01/30	862	759,132
2.65%, 11/01/26(a)	15	14,507
2.82%, 09/01/51(a)	181	116,505
3.03%, 03/15/52	59	39,447
3.13%, 05/04/27	54	52,172
3.13%, 07/01/50	368	253,630
3.75%, 11/01/46	257	203,347
4.05%, 05/04/47	207	170,634
4.13%, 11/16/28	895	879,801
4.15%, 05/15/45	259	219,199
4.35%, 04/15/47	60	51,873
4.45%, 11/16/38	26	24,012
4.50%, 06/01/42	784	710,390
4.63%, 11/16/48	507	456,347
4.70%, 12/15/41	107	99,133
4.88%, 10/15/40	89	85,036
5.40%, 05/01/35	195	201,192
5.70%, 04/15/40	260	273,157
5.75%, 01/15/29	5	5,217
6.00%, 03/15/31	55	58,577
6.05%, 06/01/36	250	270,741
6.10%, 03/15/34	30	32,316
6.13%, 07/15/38	335	364,198
7.50%, 09/15/29	595	666,136
		10,425,437
Agriculture — 0.6%
Archer-Daniels-Midland Co.
2.50%, 08/11/26	56	54,134
2.70%, 09/15/51	332	212,547
3.25%, 03/27/30	70	65,387
3.75%, 09/15/47	85	66,946
4.02%, 04/16/43	128	110,289
4.50%, 03/15/49	135	120,529
Security	Par (000)	Value
Agriculture (continued)
4.54%, 03/26/42	$10	$9,216
5.38%, 09/15/35	134	139,641
5.94%, 10/01/32(a)	281	304,651
Bunge Ltd. Finance Corp.
2.75%, 05/14/31	168	148,682
3.25%, 08/15/26	2,214	2,161,401
3.75%, 09/25/27	2,257	2,208,770
4.10%, 01/07/28	803	790,027
4.20%, 09/17/29(a)	100	98,086
4.65%, 09/17/34	142	137,893
		6,628,199
Apparel — 0.1%
NIKE Inc.
2.85%, 03/27/30	54	49,878
3.25%, 03/27/40	18	14,494
3.38%, 11/01/46	76	58,058
3.38%, 03/27/50	228	169,920
Ralph Lauren Corp., 2.95%, 06/15/30	45	41,402
Tapestry Inc., 4.13%, 07/15/27	460	451,410
		785,162
Auto Manufacturers — 1.1%
American Honda Finance Corp.
2.25%, 01/12/29	35	31,931
2.30%, 09/09/26(a)	1,292	1,244,042
2.35%, 01/08/27	10	9,579
3.50%, 02/15/28	317	307,798
4.45%, 10/22/27	200	199,402
4.60%, 04/17/30(a)	156	155,514
4.85%, 10/23/31	200	199,587
4.90%, 07/09/27(a)	125	126,240
4.90%, 03/13/29	95	96,022
4.90%, 01/10/34	202	201,212
5.13%, 07/07/28	35	35,672
5.25%, 07/07/26	125	126,341
5.65%, 11/15/28(a)	10	10,391
Cummins Inc.
1.50%, 09/01/30(a)	1,392	1,181,451
2.60%, 09/01/50	120	76,229
4.88%, 10/01/43	249	238,481
4.90%, 02/20/29	901	915,381
5.15%, 02/20/34(a)	669	687,533
5.45%, 02/20/54	68	69,901
Ford Motor Co.
3.25%, 02/12/32	65	55,487
4.75%, 01/15/43	25	20,853
5.29%, 12/08/46(a)	10	9,055
7.40%, 11/01/46	465	515,706
Ford Motor Credit Co. LLC
2.90%, 02/10/29	30	27,121
3.63%, 06/17/31	415	367,163
4.00%, 11/13/30	244	223,797
5.11%, 05/03/29(a)	467	459,414
7.12%, 11/07/33	530	570,958
7.20%, 06/10/30	15	16,026
General Motors Co.
5.00%, 04/01/35	116	112,104
5.15%, 04/01/38	112	106,575
5.20%, 04/01/45	236	215,732
5.40%, 04/01/48(a)	161	150,035
5.60%, 10/15/32(a)	20	20,633

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
5.95%, 04/01/49	$215	$215,227
6.25%, 10/02/43	261	268,973
6.60%, 04/01/36	299	323,648
6.75%, 04/01/46	195	212,700
General Motors Financial Co. Inc.
2.35%, 01/08/31(a)	115	98,050
2.70%, 06/10/31	226	195,328
3.10%, 01/12/32	205	179,042
3.60%, 06/21/30	180	166,950
4.30%, 04/06/29	200	194,841
5.65%, 01/17/29(a)	114	116,965
6.10%, 01/07/34	335	349,238
6.40%, 01/09/33(a)	257	272,953
Honda Motor Co. Ltd., 2.97%, 03/10/32(a)	360	320,908
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	593	705,085
Toyota Motor Corp., 3.67%, 07/20/28	28	27,454
Toyota Motor Credit Corp.
1.90%, 09/12/31	30	25,188
2.15%, 02/13/30	240	212,832
2.40%, 01/13/32	10	8,587
3.20%, 01/11/27	25	24,401
3.38%, 04/01/30	88	82,719
4.70%, 01/12/33(a)	405	403,951
5.00%, 08/14/26	50	50,469
		13,238,875
Auto Parts & Equipment — 0.2%
Aptiv PLC
3.10%, 12/01/51	460	282,375
4.35%, 03/15/29	132	129,777
4.40%, 10/01/46(a)	36	28,424
5.40%, 03/15/49(a)	108	97,408
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32(a)	475	418,005
4.15%, 05/01/52(a)	351	261,538
Aptiv PLC/Aptiv Global Financing DAC
5.75%, 09/13/54	200	187,055
6.88%, 12/15/54, (5-year CMT + 3.385%)(b)	214	208,058
BorgWarner Inc.
4.38%, 03/15/45	73	61,751
5.40%, 08/15/34(a)	30	30,286
Lear Corp.
3.50%, 05/30/30	72	66,387
3.55%, 01/15/52	92	64,237
3.80%, 09/15/27	65	63,396
4.25%, 05/15/29	247	239,555
5.25%, 05/15/49(a)	194	176,278
		2,314,530
Banks — 20.8%
Banco Bilbao Vizcaya Argentaria SA
6.14%, 09/14/28, (1-year CMT + 2.700%)(b)	344	353,957
7.88%, 11/15/34, (1-year CMT + 3.300%)(b)	205	230,290
Banco Santander SA
1.72%, 09/14/27, (1-year CMT + 0.900%)(b)	791	746,547
2.75%, 12/03/30	100	86,257
2.96%, 03/25/31(a)	494	439,319
3.23%, 11/22/32, (1-year CMT + 1.600%)(b)	295	255,589
3.49%, 05/28/30	180	165,742
3.80%, 02/23/28	235	227,231
4.18%, 03/24/28, (1-year CMT + 2.000%)(b)	300	294,515
Security	Par (000)	Value
Banks (continued)
4.25%, 04/11/27	$535	$527,583
4.38%, 04/12/28	438	430,661
5.37%, 07/15/28, (1-year CMT + 0.950%)(b)	200	202,026
5.44%, 07/15/31	200	203,646
5.54%, 03/14/30, (1-year CMT + 1.450%)(b)	40	40,666
5.59%, 08/08/28	200	204,818
6.35%, 03/14/34(a)	439	458,287
6.61%, 11/07/28	259	275,603
6.92%, 08/08/33	621	671,382
6.94%, 11/07/33	22	24,608
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.530%)(b)	201	171,787
1.92%, 10/24/31, (1-day SOFR + 1.370%)(b)	241	204,085
2.09%, 06/14/29, (1-day SOFR + 1.060%)(b)	220	200,917
2.30%, 07/21/32, (1-day SOFR + 1.220%)(b)	435	369,484
2.48%, 09/21/36, (5-year CMT + 1.200%)(b)	419	348,274
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.252%)(b)	245	218,627
2.55%, 02/04/28, (1-day SOFR + 1.050%)(b)	350	334,060
2.57%, 10/20/32, (1-day SOFR + 1.210%)(b)	403	347,090
2.59%, 04/29/31, (1-day SOFR + 2.150%)(b)	78	69,551
2.68%, 06/19/41, (1-day SOFR + 1.930%)(b)	309	224,794
2.69%, 04/22/32, (1-day SOFR + 1.320%)(b)	742	650,886
2.83%, 10/24/51, (1-day SOFR + 1.880%)(b)	373	245,790
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.452%)(b)	288	263,566
2.97%, 02/04/33, (1-day SOFR + 1.330%)(a)(b)	375	328,865
2.97%, 07/21/52, (1-day SOFR + 1.560%)(a)(b)	705	479,621
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.442%)(b)	272	253,625
3.25%, 10/21/27	1,773	1,714,477
3.31%, 04/22/42, (1-day SOFR + 1.580%)(b)	395	310,315
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.302%)(b)	820	788,415
3.50%, 04/19/26	127	125,190
3.56%, 04/23/27, (3-mo. CME Term SOFR + 1.322%)(b)	50	49,160
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.632%)(b)	158	153,440
3.71%, 04/24/28, (3-mo. CME Term SOFR + 1.774%)(b)	327	319,168
3.82%, 01/20/28, (3-mo. CME Term SOFR + 1.837%)(b)	253	248,207
3.85%, 03/08/37, (5-year CMT + 2.000%)(b)	502	453,682
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.452%)(b)	106	86,788
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.332%)(b)	422	411,633
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.472%)(b)	88	85,110
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.582%)(b)	172	153,003
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.412%)(b)	1,160	966,475
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.076%)(b)	697	642,404
4.25%, 10/22/26	493	488,925
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.572%)(b)	572	562,648
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.782%)(b)	568	492,574

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.38%, 04/27/28, (1-day SOFR + 1.580%)(b)	$130	$128,923
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.252%)(a)(b)	592	525,923
4.45%, 03/03/26	159	158,351
4.57%, 04/27/33, (1-day SOFR + 1.830%)(b)	865	842,012
4.88%, 04/01/44	318	306,626
4.95%, 07/22/28, (1-day SOFR + 2.040%)(b)	10	10,050
5.00%, 01/21/44	621	608,847
5.02%, 07/22/33, (1-day SOFR + 2.160%)(b)	1,162	1,166,738
5.08%, 01/20/27, (1-day SOFR + 1.290%)(b)	304	304,977
5.20%, 04/25/29, (1-day SOFR + 1.630%)(b)	520	526,598
5.29%, 04/25/34, (1-day SOFR + 1.910%)(b)	773	785,616
5.47%, 01/23/35, (1-day SOFR + 1.650%)(b)	435	447,369
5.87%, 09/15/34, (1-day SOFR + 1.840%)(b)	490	517,262
5.88%, 02/07/42	486	527,693
6.11%, 01/29/37	702	751,621
6.20%, 11/10/28, (1-day SOFR + 1.990%)(b)	328	341,411
6.22%, 09/15/26	235	241,223
7.75%, 05/14/38	467	567,032
Series L, 4.18%, 11/25/27(a)	625	614,738
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.220%)(b)	265	232,230
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.650%)(b)	385	289,945
Bank of America NA, 6.00%, 10/15/36	298	318,685
Bank of Montreal
3.09%, 01/10/37, (5-year CMT + 1.400%)(b)	191	162,846
3.80%, 12/15/32, (5-year USD Swap + 1.432%)(b)	1,039	995,715
5.20%, 02/01/28	270	274,655
5.27%, 12/11/26	60	60,816
5.30%, 06/05/26	30	30,322
5.51%, 06/04/31(a)	125	128,903
Bank of New York Mellon Corp. (The)
2.45%, 08/17/26	2,766	2,679,710
2.80%, 05/04/26	1,975	1,930,340
3.25%, 05/16/27	463	450,368
3.30%, 08/23/29	311	292,366
3.40%, 01/29/28	1,006	975,859
3.44%, 02/07/28, (3-mo. CME Term SOFR + 1.331%)(b)	1,000	974,949
3.85%, 04/28/28	1,168	1,147,405
4.89%, 07/21/28, (1-day SOFR + 0.840%)(b)	245	246,812
5.06%, 07/22/32, (1-day SOFR + 1.230%)(b)	185	187,766
5.19%, 03/14/35, (1-day SOFR + 1.418%)(b)	21	21,389
5.23%, 11/20/35, (1-day SOFR + 1.253%)(a)(b)	200	204,339
5.61%, 07/21/39, (1-day SOFR + 1.770%)(b)	70	71,832
6.47%, 10/25/34, (1-day SOFR + 1.845%)(b)	29	32,059
Bank of Nova Scotia (The)
1.05%, 03/02/26(a)	1,985	1,901,191
1.30%, 09/15/26	262	247,527
1.35%, 06/24/26	521	496,467
1.95%, 02/02/27	323	306,014
2.15%, 08/01/31	283	239,488
2.45%, 02/02/32	145	123,987
2.70%, 08/03/26(a)	1,159	1,124,180
2.95%, 03/11/27	754	728,452
4.40%, 09/08/28, (1-day SOFR + 1.000%)(b)	125	124,188
4.50%, 12/16/25	1,860	1,849,869
4.59%, 05/04/37, (5-year CMT + 2.050%)(b)	218	204,350
4.74%, 11/10/32, (1-day SOFR + 1.440%)(a)(b)	125	123,259
Security	Par (000)	Value
Banks (continued)
4.75%, 02/02/26	$1,896	$1,899,032
4.85%, 02/01/30	702	705,721
5.25%, 06/12/28(a)	429	438,355
5.35%, 12/07/26	380	385,743
5.40%, 06/04/27	1,187	1,211,069
5.45%, 08/01/29	1,045	1,075,588
5.65%, 02/01/34	80	83,485
Bank OZK, 2.75%, 10/01/31, (3-mo. CME Term SOFR + 2.090%)(b)	55	46,069
BankUnited Inc., 5.13%, 06/11/30(a)	70	68,419
Barclays PLC
2.65%, 06/24/31, (1-year CMT + 1.900%)(b)	10	8,799
2.67%, 03/10/32, (1-year CMT + 1.200%)(b)	364	315,116
2.89%, 11/24/32, (1-year CMT + 1.300%)(b)	725	624,780
3.56%, 09/23/35, (5-year CMT + 2.900%)(b)	448	399,737
4.34%, 01/10/28	361	355,312
4.38%, 01/12/26	415	412,976
4.84%, 05/09/28	906	896,656
4.95%, 01/10/47	202	189,662
4.97%, 05/16/29, (3-mo. LIBOR US + 1.902%)(b)	467	466,951
5.09%, 06/20/30, (3-mo. LIBOR US + 3.054%)(b)	822	811,883
5.20%, 05/12/26	205	205,130
5.25%, 08/17/45	385	378,828
5.34%, 09/10/35, (1-day SOFR + 1.910%)(b)	336	332,137
5.50%, 08/09/28, (1-year CMT + 2.650%)(b)	458	463,856
5.67%, 03/12/28, (1-day SOFR +1.490%)(b)	200	203,043
5.69%, 03/12/30, (1-day SOFR +1.740%)(b)	214	218,585
5.75%, 08/09/33, (1-year CMT + 3.000%)(b)	10	10,240
6.04%, 03/12/55, (1-day SOFR + 2.420%)(b)	23	24,396
6.22%, 05/09/34, (1-day SOFR + 2.980%)(b)	200	210,744
6.49%, 09/13/29, (1-day SOFR + 2.220%)(b)	15	15,757
6.69%, 09/13/34, (1-day SOFR + 2.620%)(b)	75	81,712
7.12%, 06/27/34, (1-day SOFR + 3.570%)(a)(b)	545	594,613
7.39%, 11/02/28, (1-year CMT + 3.300%)(b)	536	570,597
7.44%, 11/02/33, (1-year CMT + 3.500%)(b)	148	167,311
BPCE SA, 3.38%, 12/02/26	2,462	2,405,989
Canadian Imperial Bank of Commerce
3.60%, 04/07/32	170	156,449
4.51%, 09/11/27, (1-day SOFR + 0.930%)(b)	135	134,535
4.63%, 09/11/30, (1-day SOFR + 1.335%)(b)	150	148,557
5.00%, 04/28/28	210	212,114
5.24%, 06/28/27	110	111,670
5.26%, 04/08/29	215	219,333
5.62%, 07/17/26	20	20,289
5.99%, 10/03/28	165	172,314
6.09%, 10/03/33	560	600,464
Citigroup Inc.
2.56%, 05/01/32, (1-day SOFR + 1.167%)(b)	154	133,157
2.57%, 06/03/31, (1-day SOFR + 2.107%)(b)	316	279,667
2.67%, 01/29/31, (1-day SOFR + 1.146%)(b)	50	44,812
2.98%, 11/05/30, (1-day SOFR + 1.422%)(b)	278	254,644
3.06%, 01/25/33, (1-day SOFR + 1.351%)(b)	299	262,801
3.20%, 10/21/26	86	83,690
3.40%, 05/01/26	55	54,011
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.413%)(b)	329	317,882
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.652%)(b)	373	362,347
3.70%, 01/12/26	15	14,841
3.79%, 03/17/33, (1-day SOFR + 1.939%)(b)	838	771,118

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.430%)(b)	$171	$148,700
3.89%, 01/10/28, (3-mo. CME Term SOFR + 1.825%)(b)	421	413,329
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.600%)(b)	242	233,452
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.454%)(b)	283	276,866
4.13%, 07/25/28	282	275,848
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.101%)(b)	458	393,932
4.30%, 11/20/26	41	40,662
4.41%, 03/31/31, (1-day SOFR + 3.914%)(b)	736	717,760
4.45%, 09/29/27	726	718,554
4.60%, 03/09/26	125	124,642
4.65%, 07/30/45	401	365,839
4.65%, 07/23/48	615	555,281
4.75%, 05/18/46	240	218,354
4.91%, 05/24/33, (1-day SOFR + 2.086%)(b)	264	261,173
5.17%, 02/13/30, (1-day SOFR + 1.364%)(b)	35	35,410
5.30%, 05/06/44	180	178,290
5.32%, 03/26/41, (1-day SOFR + 4.548%)(b)	125	124,996
5.45%, 06/11/35, (1-day SOFR + 1.447%)(b)	170	174,327
5.83%, 02/13/35, (1-day SOFR + 2.056%)(b)	310	315,835
5.88%, 02/22/33	221	231,195
5.88%, 01/30/42	425	455,337
6.00%, 10/31/33	319	336,298
6.13%, 08/25/36	289	304,949
6.17%, 05/25/34, (1-day SOFR + 2.661%)(b)	589	616,485
6.27%, 11/17/33, (1-day SOFR + 2.338%)(b)	392	422,159
6.63%, 01/15/28	669	710,254
6.63%, 06/15/32	409	446,086
6.68%, 09/13/43(a)	141	162,163
8.13%, 07/15/39	683	870,807
Citizens Bank NA/Providence RI, 3.75%, 02/18/26	175	172,666
Citizens Financial Group Inc.
2.50%, 02/06/30	82	72,565
2.85%, 07/27/26	77	74,576
3.25%, 04/30/30	187	171,603
5.64%, 05/21/37, (5-year CMT + 2.750%)(b)	11	10,841
6.65%, 04/25/35, (1-day SOFR +2.325%)(b)	26	28,225
Comerica Inc., 4.00%, 02/01/29(a)	419	402,231
Cooperatieve Rabobank UA
3.75%, 07/21/26	190	186,109
5.25%, 05/24/41	215	219,596
5.75%, 12/01/43	231	241,142
Deutsche Bank AG, 4.10%, 01/13/26	569	564,507
Deutsche Bank AG/New York
2.31%, 11/16/27, (1-day SOFR + 1.219%)(b)	715	678,599
2.55%, 01/07/28, (1-day SOFR + 1.318%)(b)	700	665,002
3.04%, 05/28/32, (1-day SOFR + 1.718%)(b)	447	387,855
3.55%, 09/18/31, (1-day SOFR + 3.043%)(b)	788	719,980
3.73%, 01/14/32, (1-day SOFR + 2.757%)(b)	232	204,842
3.74%, 01/07/33, (1-day SOFR + 2.257%)(b)	17	14,677
4.10%, 01/13/26	407	403,274
4.88%, 12/01/32, (5-year USD ICE Swap + 2.553%)(b)	358	347,506
5.00%, 09/11/30, (1-day SOFR + 1.700%)(b)	150	148,256
5.40%, 09/11/35, (1-day SOFR + 2.050%)(b)	150	146,578
5.41%, 05/10/29	150	153,137
5.88%, 07/08/31, (1-day SOFR + 5.438%)(b)	36	36,240
Security	Par (000)	Value
Banks (continued)
6.72%, 01/18/29, (1-day SOFR + 3.180%)(b)	$520	$543,669
6.82%, 11/20/29, (1-day SOFR + 2.510%)(b)	42	44,395
7.08%, 02/10/34, (1-day SOFR + 3.650%)(b)	227	238,895
7.15%, 07/13/27, (1-day SOFR + 2.520%)(b)	150	154,945
Discover Bank
2.70%, 02/06/30	309	275,679
3.45%, 07/27/26	479	468,181
4.25%, 03/13/26	15	14,886
4.65%, 09/13/28	510	505,352
Fifth Third Bancorp
4.34%, 04/25/33, (1-day SOFR + 1.660%)(b)	20	19,027
4.77%, 07/28/30, (1-day SOFR Index + 2.127%)(b)	45	44,622
8.25%, 03/01/38	283	346,763
First Horizon Bank, 5.75%, 05/01/30	250	251,327
Goldman Sachs Capital I, 6.35%, 02/15/34	462	489,673
Goldman Sachs Group Inc. (The)
1.95%, 10/21/27, (1-day SOFR + 0.913%)(b)	230	217,975
1.99%, 01/27/32, (1-day SOFR + 1.090%)(b)	349	293,465
2.38%, 07/21/32, (1-day SOFR + 1.248%)(b)	598	510,272
2.60%, 02/07/30	136	122,241
2.62%, 04/22/32, (1-day SOFR + 1.281%)(b)	454	395,098
2.64%, 02/24/28, (1-day SOFR + 1.114%)(b)	275	262,488
2.65%, 10/21/32, (1-day SOFR + 1.264%)(b)	214	184,525
2.91%, 07/21/42, (1-day SOFR + 1.472%)(b)	263	193,690
3.10%, 02/24/33, (1-day SOFR + 1.410%)(b)	579	511,447
3.21%, 04/22/42, (1-day SOFR + 1.513%)(b)	200	154,069
3.44%, 02/24/43, (1-day SOFR + 1.632%)(b)	125	98,470
3.50%, 11/16/26	775	757,876
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.772%)(b)	154	149,916
3.75%, 02/25/26	309	305,686
3.80%, 03/15/30	119	113,352
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.420%)(b)	334	323,682
3.85%, 01/26/27	916	901,084
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.635%)(b)	414	365,722
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.563%)(b)	827	812,425
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.692%)(b)	265	242,323
4.48%, 08/23/28, (1-day SOFR + 1.725%)(b)	125	124,087
4.75%, 10/21/45	610	567,712
4.80%, 07/08/44	672	630,597
5.02%, 10/23/35, (1-day SOFR + 1.420%)(a)(b)	600	594,242
5.15%, 05/22/45	173	167,259
5.33%, 07/23/35, (1-day SOFR + 1.550%)(b)	60	60,718
5.95%, 01/15/27	476	488,997
6.13%, 02/15/33	992	1,086,212
6.25%, 02/01/41	825	908,005
6.45%, 05/01/36	270	296,070
6.48%, 10/24/29, (1-day SOFR + 1.770%)(b)	216	228,630
6.56%, 10/24/34, (1-day SOFR + 1.950%)(a)(b)	160	176,318
6.75%, 10/01/37(a)	1,103	1,223,280
HSBC Bank USA NA, 7.00%, 01/15/39	285	329,562
HSBC Bank USA NA/New York
5.63%, 08/15/35	250	254,405
5.88%, 11/01/34	260	274,242
HSBC Holdings PLC
1.59%, 05/24/27, (1-day SOFR + 1.290%)(b)	400	381,314

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.21%, 08/17/29, (1-day SOFR + 1.285%)(b)	$206	$186,509
2.25%, 11/22/27, (1-day SOFR + 1.100%)(b)	20	18,998
2.36%, 08/18/31, (1-day SOFR + 1.947%)(b)	218	188,147
2.80%, 05/24/32, (1-day SOFR + 1.187%)(b)	1,152	997,718
2.85%, 06/04/31, (1-day SOFR + 2.387%)(b)	246	219,236
2.87%, 11/22/32, (1-day SOFR + 1.410%)(b)	290	250,490
3.90%, 05/25/26	119	117,620
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.872%)(b)	1,076	1,028,821
4.04%, 03/13/28, (3-mo. CME Term SOFR + 1.808%)(b)	313	307,078
4.30%, 03/08/26	15	14,920
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.796%)(b)	1,021	1,007,961
4.76%, 06/09/28, (1-day SOFR + 2.110%)(b)	150	149,348
4.76%, 03/29/33, (1-day SOFR + 2.530%)(b)	241	230,412
4.95%, 03/31/30	811	814,848
5.13%, 11/19/28, (1-day SOFR + 1.040%)(b)	200	201,004
5.29%, 11/19/30, (1-day SOFR + 1.290%)(b)	200	201,715
5.40%, 08/11/33, (1-day SOFR + 2.870%)(b)	265	267,748
5.72%, 03/04/35, (1-day SOFR + 1.780%)(b)	35	36,097
5.87%, 11/18/35, (1-day SOFR + 1.900%)(b)	200	201,149
6.10%, 01/14/42(a)	382	423,233
6.25%, 03/09/34, (1-day SOFR + 2.390%)(b)	200	212,792
6.50%, 05/02/36	607	653,841
6.50%, 09/15/37	633	680,541
6.55%, 06/20/34, (1-day SOFR + 2.980%)(b)	563	595,276
6.80%, 06/01/38	234	258,825
7.39%, 11/03/28, (1-day SOFR + 3.350%)(b)	156	166,277
7.40%, 11/13/34, (1-day SOFR + 3.020%)(b)	225	250,470
8.11%, 11/03/33, (1-day SOFR + 4.250%)(b)	419	483,229
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.170%)(b)	17	13,926
2.55%, 02/04/30	803	714,958
5.02%, 05/17/33, (1-day SOFR + 2.050%)(b)	415	410,160
5.27%, 01/15/31, (1-day SOFR + 1.276%)(a)(b)	75	75,947
5.71%, 02/02/35, (1-day SOFR Index + 1.870%)(b)	5	5,120
6.21%, 08/21/29, (1-day SOFR + 2.020%)(b)	36	37,533
Huntington National Bank (The)
4.55%, 05/17/28, (1-day SOFR Index + 1.650%)(b)	465	461,648
5.65%, 01/10/30	10	10,337
ING Groep NV
1.73%, 04/01/27, (1-day SOFR + 1.005%)(b)	747	716,095
2.73%, 04/01/32, (1-day SOFR + 1.316%)(b)	748	655,074
3.95%, 03/29/27	961	944,717
4.02%, 03/28/28, (1-day SOFR + 1.830%)(b)	200	196,295
4.05%, 04/09/29	207	201,145
4.55%, 10/02/28	390	387,343
5.55%, 03/19/35, (1-day SOFR + 1.770%)(b)	229	233,573
6.11%, 09/11/34, (1-day SOFR + 2.090%)(b)	19	20,126
JPMorgan Chase & Co.
1.05%, 06/23/27(a)	20	18,461
1.95%, 02/04/32, (1-day SOFR + 1.065%)(b)	190	160,202
2.52%, 04/22/31, (1-day SOFR + 2.040%)(b)	315	280,668
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.510%)(b)	220	156,590
2.55%, 11/08/32, (1-day SOFR + 1.180%)(b)	145	124,741
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.250%)(b)	409	356,681
Security	Par (000)	Value
Banks (continued)
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.510%)(b)	$586	$533,831
2.95%, 10/01/26(a)	10	9,734
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.515%)(b)	286	258,807
2.96%, 01/25/33, (1-day SOFR + 1.260%)(b)	703	618,702
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.460%)(b)	143	111,330
3.11%, 04/22/51, (1-day SOFR + 2.440%)(b)	684	481,887
3.16%, 04/22/42, (1-day SOFR + 1.460%)(b)	219	169,322
3.20%, 06/15/26	45	44,132
3.33%, 04/22/52, (1-day SOFR + 1.580%)(b)	934	683,516
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.207%)(b)	105	101,361
3.54%, 05/01/28, (3-mo. CME Term SOFR + 1.642%)(b)	292	284,077
3.63%, 12/01/27	435	423,405
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.422%)(b)	706	675,895
3.78%, 02/01/28, (3-mo. CME Term SOFR + 1.599%)(b)	170	166,738
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.622%)(b)	298	263,027
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.482%)(b)	364	298,444
3.96%, 01/29/27, (3-mo. CME Term SOFR + 1.507%)(b)	81	80,292
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.642%)(b)	655	541,672
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.382%)(b)	224	219,010
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.722%)(b)	300	251,641
4.13%, 12/15/26	1,122	1,112,744
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.522%)(b)	409	401,645
4.25%, 10/01/27	896	891,559
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.842%)(b)	495	432,154
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.592%)(b)	652	644,269
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.790%)(b)	132	130,086
4.59%, 04/26/33, (1-day SOFR + 1.800%)(b)	855	835,416
4.85%, 02/01/44(a)	392	378,284
4.91%, 07/25/33, (1-day SOFR + 2.080%)(b)	1,265	1,265,685
4.95%, 10/22/35, (1-day SOFR + 1.340%)(b)	428	425,248
4.95%, 06/01/45	239	228,590
5.29%, 07/22/35, (1-day SOFR + 1.460%)(a)(b)	50	50,801
5.30%, 07/24/29, (1-day SOFR + 1.450%)(b)	135	137,383
5.34%, 01/23/35, (1-day SOFR + 1.620%)(b)	615	626,133
5.35%, 06/01/34, (1-day SOFR + 1.845%)(b)	489	500,756
5.40%, 01/06/42	436	448,492
5.50%, 10/15/40	411	426,023
5.60%, 07/15/41	418	438,196
5.72%, 09/14/33, (1-day SOFR + 2.580%)(a)(b)	527	546,289
5.77%, 04/22/35, (1-day SOFR + 1.490%)(b)	400	419,942
6.07%, 10/22/27, (1-day SOFR + 1.330%)(b)	30	30,719
6.25%, 10/23/34, (1-day SOFR + 1.810%)(b)	238	257,828
6.40%, 05/15/38	898	1,012,025
7.63%, 10/15/26	104	109,700

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
8.00%, 04/29/27	$406	$437,711
8.75%, 09/01/30	241	287,424
KeyBank NA/Cleveland OH
3.40%, 05/20/26	258	252,107
4.90%, 08/08/32	54	52,315
6.95%, 02/01/28	90	93,989
KeyCorp
2.25%, 04/06/27	85	80,159
2.55%, 10/01/29	618	555,249
4.10%, 04/30/28	20	19,493
Lloyds Banking Group PLC
1.63%, 05/11/27, (1-year CMT + 0.850%)(b)	1,427	1,361,540
3.57%, 11/07/28, (3-mo. LIBOR US + 1.205%)(b)	400	385,606
3.75%, 01/11/27	200	196,051
4.34%, 01/09/48	200	164,911
4.38%, 03/22/28	336	331,475
4.55%, 08/16/28	265	262,892
4.58%, 12/10/25	211	209,718
4.65%, 03/24/26	212	210,757
4.98%, 08/11/33, (1-year CMT + 2.300%)(b)	232	228,340
5.09%, 11/26/28, (1-year CMT + 0.850%)(a)(b)	400	402,065
5.30%, 12/01/45(a)	202	192,471
5.59%, 11/26/35, (1-year CMT + 1.200%)(b)	200	203,430
5.68%, 01/05/35, (1-year CMT + 1.750%)(b)	350	357,604
5.72%, 06/05/30, (1-year CMT + 1.070%)(b)	200	205,742
5.87%, 03/06/29, (1-year CMT + 1.700%)(b)	225	231,301
5.99%, 08/07/27, (1-year CMT + 1.480%)(b)	200	203,420
7.95%, 11/15/33, (1-year CMT + 3.750%)(b)	363	414,085
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	125	108,273
2.31%, 07/20/32, (1-year CMT + 0.950%)(b)	329	281,108
2.76%, 09/13/26	140	135,524
2.85%, 01/19/33, (1-year CMT + 1.100%)(b)	255	223,231
3.29%, 07/25/27	77	74,718
3.68%, 02/22/27(a)	70	68,755
3.74%, 03/07/29	257	248,943
3.75%, 07/18/39	411	358,833
3.85%, 03/01/26	130	128,653
3.96%, 03/02/28	48	47,260
4.05%, 09/11/28(a)	1,045	1,029,199
4.15%, 03/07/39(a)	152	140,262
4.29%, 07/26/38(a)	195	182,726
4.32%, 04/19/33, (1-year CMT + 1.550%)(b)	10	9,614
5.13%, 07/20/33, (1-year CMT + 2.125%)(b)	237	239,992
5.41%, 04/19/34, (1-year CMT + 1.970%)(b)	55	56,868
5.44%, 02/22/34, (1-year CMT + 1.630%)(b)	210	217,297
5.47%, 09/13/33, (1-year CMT + 2.125%)(b)	220	227,528
Mizuho Financial Group Inc.
2.17%, 05/22/32, (1-year CMT + 0.870%)(b)	210	177,691
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.772%)(b)	200	173,351
2.26%, 07/09/32, (1-year CMT + 0.900%)(b)	75	63,518
2.56%, 09/13/31	40	34,208
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.332%)(b)	83	73,746
2.84%, 09/13/26	125	121,227
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.572%)(b)	25	22,886
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.392%)(b)	82	76,166
3.17%, 09/11/27	30	28,859
Security	Par (000)	Value
Banks (continued)
3.66%, 02/28/27	$140	$137,055
4.02%, 03/05/28	445	436,378
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.532%)(b)	233	228,370
5.38%, 05/26/30, (1-year CMT + 1.120%)(b)	200	204,021
5.38%, 07/10/30, (1-year CMT + 1.080%)(b)	200	204,178
5.58%, 05/26/35, (1-year CMT + 1.300%)(b)	200	207,048
5.59%, 07/10/35, (1-year CMT + 1.300%)(b)	200	207,014
5.67%, 05/27/29, (1-year CMT + 1.500%)(b)	295	303,409
5.67%, 09/13/33, (1-year CMT + 2.400%)(b)	365	379,095
5.74%, 05/27/31, (1-year CMT + 1.650%)(b)	15	15,589
5.75%, 05/27/34, (1-year CMT + 1.800%)(b)	250	261,112
5.75%, 07/06/34, (1-year CMT + 1.900%)(b)	370	386,470
5.78%, 07/06/29, (1-year CMT + 1.650%)(b)	450	464,534
Morgan Stanley
1.51%, 07/20/27, (1-day SOFR + 0.858%)(b)	1,125	1,066,632
1.59%, 05/04/27, (1-day SOFR + 0.879%)(b)	275	262,832
1.79%, 02/13/32, (1-day SOFR + 1.034%)(b)	731	608,927
1.93%, 04/28/32, (1-day SOFR + 1.020%)(b)	610	508,434
2.24%, 07/21/32, (1-day SOFR + 1.178%)(b)	667	564,053
2.48%, 09/16/36, (1-day SOFR + 1.360%)(b)	901	745,414
2.51%, 10/20/32, (1-day SOFR + 1.200%)(b)	250	213,979
2.70%, 01/22/31, (1-day SOFR + 1.143%)(b)	252	227,314
2.80%, 01/25/52, (1-day SOFR + 1.430%)(a)(b)	415	274,152
2.94%, 01/21/33, (1-day SOFR + 1.290%)(b)	82	71,814
3.13%, 07/27/26	735	717,937
3.59%, 07/22/28(b)	828	801,620
3.62%, 04/01/31, (1-day SOFR + 3.120%)(b)	367	345,650
3.63%, 01/20/27	875	860,386
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.402%)(b)	695	675,338
3.88%, 01/27/26	523	518,651
3.95%, 04/23/27	675	663,431
3.97%, 07/22/38(a)(b)	348	309,306
4.30%, 01/27/45	625	551,396
4.35%, 09/08/26	704	699,238
4.38%, 01/22/47	743	658,687
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.890%)(b)	1,047	1,031,666
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.693%)(b)	131	122,204
4.65%, 10/18/30, (1-day SOFR +1.100%)(b)	450	446,790
4.89%, 07/20/33, (1-day SOFR + 2.076%)(b)	30	29,725
5.04%, 07/19/30, (1-day SOFR +1.215%)(b)	75	75,609
5.12%, 02/01/29, (1-day SOFR + 1.730%)(b)	315	318,330
5.16%, 04/20/29, (1-day SOFR + 1.590%)(b)	265	268,103
5.25%, 04/21/34, (1-day SOFR + 1.870%)(b)	440	444,603
5.30%, 04/20/37, (1-day SOFR + 2.620%)(b)	331	327,602
5.32%, 07/19/35, (1-day SOFR +1.555%)(b)	500	508,570
5.42%, 07/21/34, (1-day SOFR + 1.880%)(b)	475	484,296
5.45%, 07/20/29, (1-day SOFR + 1.630%)(b)	45	45,979
5.47%, 01/18/35, (1-day SOFR + 1.730%)(b)	175	179,219
5.52%, 11/19/55, (1-day SOFR +1.710%)(b)	495	512,128
5.60%, 03/24/51, (1-day SOFR + 4.840%)(a)(b)	357	374,360
5.83%, 04/19/35, (1-day SOFR +1.580%)(b)	600	630,209
5.94%, 02/07/39, (5-year CMT + 1.800%)(b)	360	369,557
5.95%, 01/19/38, (5-year CMT + 2.430%)(b)	459	470,449
6.25%, 08/09/26	545	559,209
6.30%, 10/18/28, (1-day SOFR + 2.240%)(b)	115	119,715
6.34%, 10/18/33, (1-day SOFR + 2.560%)(b)	360	390,118
6.38%, 07/24/42	811	921,453

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.63%, 11/01/34, (1-day SOFR + 2.050%)(b)	$110	$121,617
7.25%, 04/01/32(a)	739	850,830
National Australia Bank Ltd./New York
2.50%, 07/12/26	1,406	1,364,298
3.38%, 01/14/26	815	804,714
4.90%, 06/13/28	250	253,490
National Bank of Canada
4.50%, 10/10/29	250	246,685
5.60%, 07/02/27, (1-day SOFR +1.036%)(b)	3,800	3,845,694
5.60%, 12/18/28	3,350	3,446,378
NatWest Group PLC
3.03%, 11/28/35, (5-year CMT + 2.350%)(b)	246	215,170
3.07%, 05/22/28, (1-year CMT + 2.550%)(b)	231	221,322
4.45%, 05/08/30, (3-mo. LIBOR US + 1.871%)(b)	414	404,375
4.80%, 04/05/26	211	211,091
4.89%, 05/18/29, (3-mo. LIBOR US + 1.754%)(b)	589	587,932
4.96%, 08/15/30, (1-year CMT + 1.220%)(b)	200	199,564
5.08%, 01/27/30, (3-mo. LIBOR US + 1.905%)(b)	1,035	1,037,058
5.52%, 09/30/28, (1-year CMT + 2.270%)(b)	260	264,110
5.58%, 03/01/28, (1-year CMT + 1.100%)(b)	200	203,014
5.78%, 03/01/35, (1-year CMT + 1.500%)(b)	200	206,047
5.81%, 09/13/29, (1-year CMT + 1.950%)(b)	235	241,701
6.48%, 06/01/34, (5-year CMT + 2.200%)(b)	551	571,364
Northern Trust Corp.
3.15%, 05/03/29	1,197	1,135,968
3.65%, 08/03/28	519	505,622
PNC Bank NA
3.10%, 10/25/27	581	558,752
4.05%, 07/26/28	119	116,138
PNC Financial Services Group Inc. (The)
2.55%, 01/22/30	176	158,617
2.60%, 07/23/26	84	81,429
3.15%, 05/19/27	542	524,730
3.45%, 04/23/29	299	285,409
4.63%, 06/06/33, (1-day SOFR Index + 1.850%)(b)	156	150,109
4.81%, 10/21/32, (1-day SOFR + 1.259%)(b)	275	272,622
5.07%, 01/24/34, (1-day SOFR + 1.933%)(b)	410	408,602
5.10%, 07/23/27, (1-day SOFR + 0.796%)(b)	200	201,123
5.30%, 01/21/28, (1-day SOFR + 1.342%)(b)	55	55,652
5.40%, 07/23/35, (1-day SOFR + 1.599%)(b)	650	662,531
5.49%, 05/14/30, (1-day SOFR + 1.198%)(b)	60	61,581
5.58%, 06/12/29, (1-day SOFR + 1.841%)(b)	289	296,263
5.68%, 01/22/35, (1-day SOFR + 1.902%)(b)	405	419,973
5.94%, 08/18/34, (1-day SOFR + 1.946%)(b)	210	221,987
6.04%, 10/28/33, (1-day SOFR Index + 2.140%)(b)	235	248,919
6.62%, 10/20/27, (1-day SOFR Index + 1.730%)(b)	35	36,137
6.88%, 10/20/34, (1-day SOFR + 2.284%)(b)	410	459,107
Regions Bank/Birmingham AL, 6.45%, 06/26/37	253	264,867
Regions Financial Corp.
1.80%, 08/12/28	210	189,169
7.38%, 12/10/37	147	169,524
Royal Bank of Canada
2.30%, 11/03/31	320	273,895
3.88%, 05/04/32	105	98,820
4.24%, 08/03/27	200	198,697
4.51%, 10/18/27, (1-day SOFR Index + 0.720%)(b)	75	74,792
Security	Par (000)	Value
Banks (continued)
4.52%, 10/18/28, (1-day SOFR Index + 0.860%)(b)	$75	$74,735
4.65%, 01/27/26	347	346,430
4.65%, 10/18/30, (1-day SOFR Index + 1.080%)(b)	175	174,324
4.90%, 01/12/28	646	651,898
4.95%, 02/01/29	140	141,885
4.97%, 08/02/30, (1-day SOFR + 1.000%)(a)(b)	220	221,911
5.00%, 02/01/33	525	528,510
5.00%, 05/02/33	515	518,444
5.07%, 07/23/27, (1-day SOFR + 0.790%)(b)	270	271,877
5.15%, 02/01/34	262	264,787
5.20%, 08/01/28	315	321,836
6.00%, 11/01/27	370	384,330
Santander Holdings USA Inc.
2.49%, 01/06/28, (1-day SOFR + 1.249%)(b)	825	782,741
4.40%, 07/13/27	1,107	1,092,280
6.12%, 05/31/27, (1-day SOFR +1.232%)(b)	15	15,228
6.17%, 01/09/30, (1-day SOFR + 2.500%)(b)	61	62,886
6.34%, 05/31/35, (1-day SOFR + 2.138%)(b)	70	72,322
6.50%, 03/09/29, (1-day SOFR + 2.356%)(b)	92	95,542
6.57%, 06/12/29, (1-day SOFR + 2.700%)(b)	37	38,629
Santander U.K. Group Holdings PLC
1.67%, 06/14/27, (1-day SOFR + 0.989%)(b)	354	336,189
2.47%, 01/11/28, (1-day SOFR + 1.220%)(b)	429	406,963
2.90%, 03/15/32, (1-day SOFR + 1.475%)(b)	252	221,455
3.82%, 11/03/28, (3-mo. LIBOR US + 1.400%)(b)	195	188,657
6.53%, 01/10/29, (1-day SOFR + 2.600%)(b)	109	113,599
State Street Corp.
2.65%, 05/19/26	2,158	2,104,263
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.292%)(b)	498	488,586
4.33%, 10/22/27	125	124,579
4.53%, 02/20/29, (1-day SOFR +1.018%)(b)	125	124,644
4.68%, 10/22/32, (1-day SOFR +1.050%)(b)	125	123,964
4.99%, 03/18/27	125	126,396
5.16%, 05/18/34, (1-day SOFR + 1.890%)(a)(b)	10	10,177
5.27%, 08/03/26	95	96,183
6.12%, 11/21/34, (1-day SOFR + 1.958%)(b)	20	21,328
Sumitomo Mitsui Financial Group Inc.
1.71%, 01/12/31	70	58,332
1.90%, 09/17/28	90	81,339
2.22%, 09/17/31	350	296,241
2.47%, 01/14/29	15	13,744
2.63%, 07/14/26	10	9,690
2.72%, 09/27/29	10	9,116
2.75%, 01/15/30	780	705,788
3.01%, 10/19/26	5	4,854
3.04%, 07/16/29	337	313,078
3.20%, 09/17/29(a)	344	320,547
3.35%, 10/18/27	305	294,843
3.36%, 07/12/27(a)	205	199,321
3.45%, 01/11/27	93	90,929
3.54%, 01/17/28	551	533,696
3.78%, 03/09/26	9	8,904
3.94%, 07/19/28(a)	71	69,304
4.31%, 10/16/28	198	195,785
5.42%, 07/09/31	200	205,740
5.56%, 07/09/34	220	228,637
5.77%, 01/13/33	400	421,282
5.78%, 07/13/33	215	226,577

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.80%, 07/13/28	$200	$207,432
5.81%, 09/14/33	330	349,932
5.85%, 07/13/30	200	209,561
5.88%, 07/13/26	200	203,717
Synchrony Bank, 5.63%, 08/23/27	1,160	1,172,160
Toronto-Dominion Bank (The)
2.00%, 09/10/31(a)	546	462,506
2.45%, 01/12/32	86	73,591
3.20%, 03/10/32	290	259,892
3.63%, 09/15/31, (5-year USD Swap + 2.205%)(b)	1,490	1,449,339
4.46%, 06/08/32	307	298,157
4.98%, 04/05/27(a)	135	136,095
4.99%, 04/05/29	286	289,330
5.15%, 09/10/34, (5-year CMT + 1.500%)(b)	30	29,729
5.16%, 01/10/28	381	386,438
5.26%, 12/11/26	100	101,221
5.52%, 07/17/28	300	308,606
Truist Bank
2.25%, 03/11/30	40	34,758
3.30%, 05/15/26	5	4,895
3.80%, 10/30/26	105	103,097
Truist Financial Corp.
1.89%, 06/07/29, (1-day SOFR + 0.862%)(b)	65	58,820
1.95%, 06/05/30	335	289,263
3.88%, 03/19/29	160	153,916
4.92%, 07/28/33, (1-day SOFR + 2.240%)(b)	556	536,622
5.12%, 01/26/34, (1-day SOFR + 1.852%)(b)	100	99,246
5.71%, 01/24/35, (1-day SOFR + 1.922%)(b)	322	332,402
5.87%, 06/08/34, (1-day SOFR + 2.361%)(b)	325	339,239
6.05%, 06/08/27, (1-day SOFR + 2.050%)(b)	25	25,444
6.12%, 10/28/33, (1-day SOFR + 2.300%)(b)	20	21,193
7.16%, 10/30/29, (1-day SOFR + 2.446%)(b)	55	59,268
U.S. Bancorp
1.38%, 07/22/30	60	50,271
2.49%, 11/03/36, (5-year CMT + 0.950%)(b)	68	56,442
2.68%, 01/27/33, (1-day SOFR + 1.020%)(b)	500	431,317
3.90%, 04/26/28	116	113,525
4.55%, 07/22/28, (1-day SOFR + 1.660%)(b)	220	218,921
4.65%, 02/01/29, (1-day SOFR + 1.230%)(b)	120	119,633
4.84%, 02/01/34, (1-day SOFR + 1.600%)(b)	250	245,025
4.97%, 07/22/33, (1-day SOFR + 2.110%)(b)	575	563,278
5.84%, 06/12/34, (1-day SOFR + 2.260%)(b)	125	130,702
5.85%, 10/21/33, (1-day SOFR + 2.090%)(b)	270	282,501
UBS AG/London, 5.65%, 09/11/28	1,010	1,045,648
UBS AG/Stamford CT
1.25%, 08/07/26	95	89,953
5.00%, 07/09/27	620	625,410
7.50%, 02/15/28	876	944,950
UBS Group AG, 4.55%, 04/17/26	644	642,898
Webster Financial Corp., 4.10%, 03/25/29	462	443,195
Wells Fargo & Co.
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.262%)(b)	195	174,279
3.07%, 04/30/41, (1-day SOFR + 2.530%)(b)	327	249,704
3.35%, 03/02/33, (1-day SOFR + 1.500%)(b)	267	239,390
3.53%, 03/24/28, (1-day SOFR + 1.510%)(b)	460	447,336
3.58%, 05/22/28, (3-mo. CME Term SOFR + 1.572%)(b)	100	97,133
3.90%, 05/01/45	122	100,660
4.30%, 07/22/27	671	664,485
Security	Par (000)	Value
Banks (continued)
4.40%, 06/14/46	$190	$160,874
4.61%, 04/25/53, (1-day SOFR + 2.130%)(b)	1,053	944,119
4.65%, 11/04/44	312	276,382
4.75%, 12/07/46	273	242,666
4.81%, 07/25/28, (1-day SOFR + 1.980%)(b)	660	659,846
4.90%, 07/25/33, (1-day SOFR + 2.100%)(b)	880	871,183
4.90%, 11/17/45	494	448,600
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.502%)(b)	1,303	1,240,943
5.38%, 11/02/43	147	143,676
5.39%, 04/24/34, (1-day SOFR + 2.020%)(a)(b)	65	65,987
5.50%, 01/23/35, (1-day SOFR + 1.780%)(b)	111	113,649
5.56%, 07/25/34, (1-day SOFR + 1.990%)(b)	240	246,539
5.61%, 01/15/44	457	456,268
5.95%, 12/01/86	785	823,799
6.49%, 10/23/34, (1-day SOFR + 2.060%)(b)	265	289,438
Series B, 7.95%, 11/15/29	187	210,957
Westpac Banking Corp.
2.65%, 01/16/30(a)	136	124,345
2.67%, 11/15/35, (5-year CMT + 1.750%)(b)	422	363,925
2.70%, 08/19/26(a)	886	861,138
2.85%, 05/13/26	1,403	1,371,301
3.02%, 11/18/36, (5-year CMT + 1.530%)(b)	621	536,099
3.35%, 03/08/27(a)	1,243	1,215,459
3.40%, 01/25/28	413	400,489
4.11%, 07/24/34, (5-year CMT + 2.000%)(b)	288	274,437
4.32%, 11/23/31, (5-year USD ICE Swap + 2.236%)(a)(b)	35	34,482
Wintrust Financial Corp., 4.85%, 06/06/29(a)	109	104,717
		238,398,241
Beverages — 3.1%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26(a)	59	58,425
4.70%, 02/01/36	1,177	1,154,073
4.90%, 02/01/46	1,785	1,707,161
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	226	212,641
4.70%, 02/01/36	510	499,564
4.90%, 02/01/46	177	168,492
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30(a)	556	529,515
4.00%, 04/13/28	481	475,558
4.35%, 06/01/40	57	52,943
4.38%, 04/15/38	146	137,300
4.44%, 10/06/48	437	390,630
4.50%, 06/01/50(a)	125	116,864
4.60%, 04/15/48	492	463,482
4.60%, 06/01/60	60	55,553
4.75%, 01/23/29	789	797,402
4.75%, 04/15/58(a)	331	309,114
4.90%, 01/23/31	194	197,471
4.95%, 01/15/42	504	490,517
5.00%, 06/15/34	105	107,073
5.45%, 01/23/39	329	341,716
5.55%, 01/23/49	759	791,210
5.80%, 01/23/59	379	410,020
5.88%, 06/15/35	241	261,073
8.00%, 11/15/39	119	153,897
8.20%, 01/15/39	326	424,244

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
Brown-Forman Corp.
4.00%, 04/15/38	$19	$17,081
4.50%, 07/15/45	64	58,805
Coca-Cola Co. (The)
1.38%, 03/15/31	1,082	901,798
1.65%, 06/01/30	467	403,634
2.00%, 03/05/31	185	160,718
2.13%, 09/06/29(a)	197	178,675
2.25%, 01/05/32	1,677	1,455,337
2.50%, 06/01/40	83	60,666
2.50%, 03/15/51	236	147,759
2.60%, 06/01/50	335	216,631
2.75%, 06/01/60	283	177,396
2.90%, 05/25/27	530	513,317
3.00%, 03/05/51	457	320,534
3.38%, 03/25/27	29	28,469
3.45%, 03/25/30	363	348,118
4.20%, 03/25/50	373	328,351
4.65%, 08/14/34	175	174,627
5.00%, 05/13/34	225	230,665
5.20%, 01/14/55	130	130,750
5.40%, 05/13/64	30	30,690
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32	98	78,537
2.75%, 01/22/30	30	27,311
5.25%, 11/26/43	205	205,381
Constellation Brands Inc.
2.88%, 05/01/30	55	49,868
3.15%, 08/01/29	20	18,669
3.50%, 05/09/27(a)	63	61,313
3.60%, 02/15/28	45	43,554
3.70%, 12/06/26	25	24,576
3.75%, 05/01/50	142	109,820
4.10%, 02/15/48(a)	105	86,146
4.50%, 05/09/47	162	142,183
4.65%, 11/15/28	15	14,984
5.25%, 11/15/48(a)	55	53,269
Diageo Capital PLC
2.00%, 04/29/30	1,842	1,614,125
2.13%, 04/29/32	1,070	893,524
2.38%, 10/24/29(a)	1,861	1,688,563
3.88%, 05/18/28	2,040	2,007,061
5.30%, 10/24/27	250	255,895
5.38%, 10/05/26	200	203,139
5.63%, 10/05/33	273	286,648
Diageo Investment Corp.
4.25%, 05/11/42	100	89,154
7.45%, 04/15/35	649	775,201
Fomento Economico Mexicano SAB de CV, 4.38%, 05/10/43	10	8,665
Keurig Dr Pepper Inc.
2.55%, 09/15/26	49	47,292
3.20%, 05/01/30	50	46,324
3.35%, 03/15/51	125	89,319
3.43%, 06/15/27	32	31,118
3.80%, 05/01/50	194	150,868
4.05%, 04/15/32(a)	228	218,046
4.42%, 12/15/46	191	164,943
4.50%, 11/15/45	166	146,623
4.50%, 04/15/52(a)	320	277,331
4.60%, 05/25/28	400	399,805
Security	Par (000)	Value
Beverages (continued)
5.09%, 05/25/48(a)	$88	$83,922
5.10%, 03/15/27	95	96,221
5.30%, 03/15/34	70	71,535
Series 10, 5.20%, 03/15/31	55	56,180
Molson Coors Beverage Co.
3.00%, 07/15/26	1,049	1,021,899
4.20%, 07/15/46	608	513,733
5.00%, 05/01/42	393	377,462
PepsiCo Inc.
1.63%, 05/01/30	254	219,073
2.38%, 10/06/26	975	941,632
2.63%, 03/19/27	79	76,135
2.63%, 07/29/29(a)	1,208	1,120,781
2.75%, 03/19/30	210	192,807
2.75%, 10/21/51	77	50,637
2.85%, 02/24/26	1,161	1,140,278
2.88%, 10/15/49	220	150,760
3.00%, 10/15/27	1,548	1,495,630
3.38%, 07/29/49	60	45,050
3.50%, 03/19/40	63	52,642
3.63%, 03/19/50	285	224,236
3.88%, 03/19/60	50	39,957
4.00%, 03/05/42	100	87,197
4.00%, 05/02/47	152	128,467
4.45%, 04/14/46	302	273,519
4.80%, 07/17/34(a)	100	100,656
4.88%, 11/01/40	134	131,834
5.25%, 07/17/54	80	81,518
5.50%, 01/15/40	114	119,951
7.00%, 03/01/29	14	15,434
		35,408,360
Biotechnology — 1.7%
Amgen Inc.
2.20%, 02/21/27	670	637,050
2.30%, 02/25/31	54	46,778
2.45%, 02/21/30	960	859,856
2.60%, 08/19/26	332	321,097
2.77%, 09/01/53	300	186,690
3.00%, 01/15/52	331	223,056
3.15%, 02/21/40	45	34,806
3.20%, 11/02/27	672	649,326
3.38%, 02/21/50	270	196,154
4.20%, 03/01/33	315	298,047
4.20%, 02/22/52	134	110,004
4.40%, 05/01/45	581	505,263
4.40%, 02/22/62	267	219,401
4.56%, 06/15/48	334	292,794
4.66%, 06/15/51	870	771,247
4.88%, 03/01/53	82	74,701
4.95%, 10/01/41	192	181,549
5.15%, 03/02/28	70	71,099
5.15%, 11/15/41	282	273,106
5.25%, 03/02/33	980	996,080
5.65%, 06/15/42(a)	20	20,430
5.65%, 03/02/53	665	679,294
5.75%, 03/15/40	134	138,011
5.75%, 03/02/63	532	542,854
6.38%, 06/01/37	165	181,858
6.40%, 02/01/39	138	150,621
Baxalta Inc., 5.25%, 06/23/45(a)	165	159,928

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
Biogen Inc.
2.25%, 05/01/30	$160	$139,891
3.15%, 05/01/50	366	245,215
3.25%, 02/15/51(a)	134	91,615
5.20%, 09/15/45	575	544,169
Gilead Sciences Inc.
1.20%, 10/01/27	981	897,222
1.65%, 10/01/30	1,055	893,970
2.80%, 10/01/50	84	54,914
2.95%, 03/01/27	1,337	1,293,860
3.65%, 03/01/26	1,857	1,835,270
4.00%, 09/01/36	205	186,732
4.15%, 03/01/47	530	449,199
4.50%, 02/01/45	384	344,653
4.60%, 09/01/35	265	256,998
4.75%, 03/01/46	563	520,513
4.80%, 11/15/29	165	166,018
4.80%, 04/01/44	466	435,561
5.10%, 06/15/35	190	192,630
5.25%, 10/15/33	670	689,056
5.50%, 11/15/54	200	205,433
5.60%, 11/15/64	200	205,442
5.65%, 12/01/41	342	355,095
Illumina Inc., 2.55%, 03/23/31	170	146,805
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50	231	144,987
Royalty Pharma PLC
3.35%, 09/02/51	102	68,101
3.55%, 09/02/50(a)	184	129,743
		19,314,192
Building Materials — 2.4%
Carrier Global Corp.
2.70%, 02/15/31	406	359,523
2.72%, 02/15/30	200	181,107
3.38%, 04/05/40	191	153,548
3.58%, 04/05/50	373	284,744
5.90%, 03/15/34	513	544,326
6.20%, 03/15/54	75	83,999
CRH America Finance Inc., 5.40%, 05/21/34	2,433	2,500,199
CRH SMW Finance DAC, 5.20%, 05/21/29	2,810	2,859,158
Fortune Brands Innovations Inc.
3.25%, 09/15/29	423	395,965
4.00%, 03/25/32	642	602,102
4.50%, 03/25/52	214	177,546
5.88%, 06/01/33(a)	987	1,034,897
Johnson Controls International PLC
3.90%, 02/14/26	2,208	2,184,496
6.00%, 01/15/36	440	473,096
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	2,360	2,000,774
2.00%, 09/16/31	1,061	894,777
Lafarge SA, 7.13%, 07/15/36	352	399,796
Lennox International Inc.
1.70%, 08/01/27	1,139	1,053,552
5.50%, 09/15/28	440	451,612
Martin Marietta Materials Inc.
3.20%, 07/15/51	248	172,464
3.45%, 06/01/27	71	69,080
3.50%, 12/15/27	35	33,937
4.25%, 12/15/47(a)	105	89,248
5.15%, 12/01/34	85	85,441
Security	Par (000)	Value
Building Materials (continued)
5.50%, 12/01/54(a)	$455	$458,160
Series CB, 2.50%, 03/15/30(a)	83	74,440
Masco Corp.
3.13%, 02/15/51	60	40,108
3.50%, 11/15/27(a)	188	181,773
4.50%, 05/15/47	105	90,593
Mohawk Industries Inc., 3.63%, 05/15/30	5	4,691
Owens Corning
3.40%, 08/15/26	93	90,998
3.95%, 08/15/29	414	400,097
4.30%, 07/15/47(a)	147	123,316
4.40%, 01/30/48	120	101,064
5.50%, 06/15/27	60	61,212
5.70%, 06/15/34(a)	70	73,035
5.95%, 06/15/54	360	380,672
7.00%, 12/01/36	223	256,249
Trane Technologies Financing Ltd.
3.50%, 03/21/26	2,011	1,980,798
3.80%, 03/21/29	1,093	1,060,484
5.10%, 06/13/34	515	522,245
5.25%, 03/03/33	955	980,293
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28	2,358	2,298,912
4.30%, 02/21/48	132	116,012
5.75%, 06/15/43	241	253,732
Vulcan Materials Co.
3.90%, 04/01/27	85	83,863
4.50%, 06/15/47	107	93,924
4.70%, 03/01/48	34	30,971
4.95%, 12/01/29	60	60,569
5.35%, 12/01/34(a)	100	102,459
5.70%, 12/01/54	125	129,597
		27,135,654
Chemicals — 1.7%
Albemarle Corp., 5.45%, 12/01/44(a)	135	125,943
Cabot Corp., 4.00%, 07/01/29(a)	65	62,808
Celanese U.S. Holdings LLC
6.17%, 07/15/27	15	15,304
6.33%, 07/15/29	33	34,107
6.38%, 07/15/32	29	30,211
CF Industries Inc.
4.95%, 06/01/43	130	118,966
5.38%, 03/15/44	156	150,647
Dow Chemical Co. (The)
3.60%, 11/15/50	197	143,519
4.25%, 10/01/34	196	183,433
4.38%, 11/15/42	190	163,227
4.63%, 10/01/44	103	90,702
4.80%, 11/30/28	42	42,204
4.80%, 05/15/49	157	139,331
5.15%, 02/15/34(a)	355	356,527
5.25%, 11/15/41	114	109,508
5.55%, 11/30/48	230	226,546
5.60%, 02/15/54(a)	110	109,950
6.30%, 03/15/33(a)	313	339,771
6.90%, 05/15/53(a)	85	98,288
7.38%, 11/01/29	158	175,772
9.40%, 05/15/39	204	277,880
DuPont de Nemours Inc.
4.73%, 11/15/28	629	634,589
5.32%, 11/15/38	278	289,396

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
5.42%, 11/15/48	$463	$488,704
Eastman Chemical Co.
4.65%, 10/15/44	180	159,423
4.80%, 09/01/42	189	171,319
Ecolab Inc.
1.30%, 01/30/31(a)	652	535,142
2.13%, 02/01/32	30	25,401
2.13%, 08/15/50	70	39,819
2.70%, 11/01/26	4,654	4,507,519
2.70%, 12/15/51	106	67,965
3.25%, 12/01/27	2,022	1,952,125
4.80%, 03/24/30	1,075	1,085,916
FMC Corp.
3.45%, 10/01/29	24	22,313
4.50%, 10/01/49	76	61,526
5.65%, 05/18/33(a)	60	60,948
6.38%, 05/18/53	15	15,665
International Flavors & Fragrances Inc.
4.38%, 06/01/47	239	194,630
4.45%, 09/26/28	206	203,491
5.00%, 09/26/48(a)	58	52,155
LYB International Finance BV
4.88%, 03/15/44	200	179,979
5.25%, 07/15/43	195	184,445
LYB International Finance II BV, 3.50%, 03/02/27(a)	69	67,231
LYB International Finance III LLC
3.63%, 04/01/51(a)	184	131,521
3.80%, 10/01/60	362	255,840
4.20%, 10/15/49	222	176,213
4.20%, 05/01/50(a)	253	200,496
5.50%, 03/01/34	200	202,426
5.63%, 05/15/33(a)	381	394,307
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	401	334,959
Mosaic Co. (The)
4.05%, 11/15/27	60	58,962
4.88%, 11/15/41	45	41,004
5.45%, 11/15/33	347	352,067
5.63%, 11/15/43	55	54,155
Nutrien Ltd.
3.95%, 05/13/50	80	63,391
4.00%, 12/15/26	55	54,203
4.13%, 03/15/35	517	470,792
4.20%, 04/01/29	98	96,232
4.90%, 06/01/43	72	66,788
5.00%, 04/01/49	103	96,002
5.20%, 06/21/27	150	152,262
5.25%, 01/15/45	142	136,855
5.40%, 06/21/34(a)	160	163,219
5.63%, 12/01/40	52	52,625
5.80%, 03/27/53	149	155,461
5.88%, 12/01/36	63	66,293
6.13%, 01/15/41	65	69,393
PPG Industries Inc.
2.80%, 08/15/29	72	66,318
3.75%, 03/15/28(a)	56	54,598
Rohm & Haas Co., 7.85%, 07/15/29	17	18,987
RPM International Inc.
4.25%, 01/15/48(a)	19	16,521
4.55%, 03/01/29(a)	41	40,754
5.25%, 06/01/45	62	60,209
Security	Par (000)	Value
Chemicals (continued)
Sherwin-Williams Co. (The)
2.30%, 05/15/30	$120	$106,106
2.95%, 08/15/29	62	57,521
3.30%, 05/15/50	65	45,818
3.45%, 06/01/27	40	38,993
3.80%, 08/15/49	26	20,280
4.00%, 12/15/42	65	54,008
4.50%, 06/01/47	418	369,117
4.55%, 08/01/45	147	130,960
Westlake Corp.
3.38%, 08/15/61	130	82,373
5.00%, 08/15/46	33	30,104
		19,032,478
Commercial Services — 1.4%
Automatic Data Processing Inc.
1.25%, 09/01/30	3,694	3,102,165
1.70%, 05/15/28	4,483	4,116,728
4.45%, 09/09/34	60	58,408
Block Financial LLC, 3.88%, 08/15/30(a)	269	251,325
Cintas Corp. No. 2, 3.70%, 04/01/27	99	97,278
Global Payments Inc.
5.40%, 08/15/32(a)	50	50,820
5.95%, 08/15/52(a)	129	132,161
GXO Logistics Inc.
1.65%, 07/15/26	990	941,034
2.65%, 07/15/31(a)	587	509,611
6.50%, 05/06/34	50	52,747
Moody's Corp.
3.10%, 11/29/61	140	89,362
3.25%, 01/15/28	27	26,079
3.25%, 05/20/50	84	59,213
4.25%, 02/01/29	25	24,775
4.25%, 08/08/32	90	87,116
4.88%, 12/17/48	203	189,584
5.25%, 07/15/44	11	10,897
PayPal Holdings Inc.
2.30%, 06/01/30	92	81,764
2.85%, 10/01/29	75	69,451
3.25%, 06/01/50(a)	255	183,267
5.05%, 06/01/52(a)	86	83,684
5.25%, 06/01/62	194	188,856
Quanta Services Inc.
2.35%, 01/15/32	485	410,530
2.90%, 10/01/30(a)	589	534,450
3.05%, 10/01/41	146	107,831
4.75%, 08/09/27	75	75,092
5.25%, 08/09/34	75	75,066
RELX Capital Inc.
3.00%, 05/22/30	2,209	2,034,834
4.00%, 03/18/29	1,767	1,726,021
S&P Global Inc.
2.30%, 08/15/60	393	210,596
2.50%, 12/01/29(a)	60	54,541
3.25%, 12/01/49	282	206,210
3.90%, 03/01/62	55	43,479
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	680	586,428
		16,471,403

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers — 1.7%
Apple Inc.
2.40%, 08/20/50	$372	$232,729
2.55%, 08/20/60	1,225	764,484
2.65%, 05/11/50	296	195,349
2.65%, 02/08/51	250	163,618
2.70%, 08/05/51	347	229,288
2.80%, 02/08/61	209	132,587
2.85%, 08/05/61	338	217,441
2.95%, 09/11/49	246	173,783
3.35%, 08/08/32(a)	215	201,305
3.45%, 02/09/45	228	183,658
3.75%, 09/12/47	180	148,699
3.75%, 11/13/47	32	26,523
3.85%, 05/04/43	211	183,097
3.85%, 08/04/46	538	454,920
3.95%, 08/08/52(a)	468	393,783
4.10%, 08/08/62(a)	335	282,036
4.25%, 02/09/47	322	290,590
4.38%, 05/13/45	260	240,435
4.50%, 02/23/36	141	141,297
4.65%, 02/23/46	1,020	974,626
Dell Inc., 6.50%, 04/15/38	170	183,839
Dell International LLC/EMC Corp.
5.40%, 04/15/34	45	45,992
8.10%, 07/15/36	192	233,442
8.35%, 07/15/46(a)	204	271,035
DXC Technology Co., 2.38%, 09/15/28	65	58,763
Hewlett Packard Enterprise Co.
1.75%, 04/01/26	909	873,545
4.40%, 09/25/27	351	349,250
4.45%, 09/25/26(a)	275	273,999
4.55%, 10/15/29	390	386,560
4.85%, 10/15/31	171	169,613
5.00%, 10/15/34	570	562,829
5.25%, 07/01/28	479	488,006
5.60%, 10/15/54	270	267,865
6.20%, 10/15/35	475	510,785
HP Inc.
4.20%, 04/15/32	320	304,766
5.50%, 01/15/33(a)	380	390,602
6.00%, 09/15/41(a)	476	499,642
IBM International Capital Pte Ltd.
4.90%, 02/05/34	37	36,849
5.30%, 02/05/54	200	195,761
International Business Machines Corp.
2.95%, 05/15/50	233	155,451
3.30%, 05/15/26	393	386,136
3.30%, 01/27/27	849	828,796
3.45%, 02/19/26	1,034	1,020,307
3.50%, 05/15/29	1,368	1,311,321
4.00%, 06/20/42	180	153,237
4.15%, 05/15/39	199	177,425
4.25%, 05/15/49	575	487,757
4.70%, 02/19/46	119	108,573
4.75%, 02/06/33	270	270,696
4.90%, 07/27/52	50	47,195
5.10%, 02/06/53	85	82,413
5.60%, 11/30/39	136	141,899
5.88%, 11/29/32	223	239,010
6.22%, 08/01/27	504	526,472
6.50%, 01/15/28	117	123,864
Security	Par (000)	Value
Computers (continued)
7.13%, 12/01/96	$55	$72,069
Kyndryl Holdings Inc., 3.15%, 10/15/31(a)	25	22,001
Leidos Inc.
2.30%, 02/15/31	215	184,209
4.38%, 05/15/30	656	633,640
Teledyne FLIR LLC, 2.50%, 08/01/30	75	66,331
Western Digital Corp.
2.85%, 02/01/29	192	172,202
3.10%, 02/01/32	337	284,717
		19,229,112
Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.
3.70%, 08/01/47	527	427,778
4.00%, 08/15/45	272	235,923
Conopco Inc., Series E, 7.25%, 12/15/26	70	73,748
Estee Lauder Companies Inc. (The)
2.38%, 12/01/29	33	29,659
2.60%, 04/15/30	76	68,404
3.13%, 12/01/49(a)	203	138,402
4.15%, 03/15/47	128	105,406
4.38%, 06/15/45	99	84,775
6.00%, 05/15/37	54	56,949
Procter & Gamble Co. (The)
2.45%, 11/03/26	326	315,146
2.70%, 02/02/26	45	44,158
2.80%, 03/25/27(a)	34	32,963
2.85%, 08/11/27	1,171	1,130,919
3.00%, 03/25/30	46	42,981
3.50%, 10/25/47	15	12,021
3.60%, 03/25/50	100	80,845
5.55%, 03/05/37	420	455,285
5.80%, 08/15/34	104	113,561
Unilever Capital Corp.
1.38%, 09/14/30	210	176,780
1.75%, 08/12/31(a)	815	686,428
2.00%, 07/28/26	205	197,483
2.13%, 09/06/29	295	266,187
2.90%, 05/05/27	123	119,050
3.50%, 03/22/28	147	143,431
4.25%, 08/12/27	100	99,786
4.63%, 08/12/34	100	98,813
4.88%, 09/08/28	70	71,247
5.00%, 12/08/33	446	456,200
5.90%, 11/15/32(a)	486	527,544
Series 30Y, 2.63%, 08/12/51	255	167,197
		6,459,069
Distribution & Wholesale — 0.3%
LKQ Corp.
5.75%, 06/15/28	1,615	1,651,074
6.25%, 06/15/33	1,200	1,261,522
WW Grainger Inc.
3.75%, 05/15/46	184	150,127
4.20%, 05/15/47	188	163,438
4.45%, 09/15/34	130	127,450
4.60%, 06/15/45	323	301,182
		3,654,793
Diversified Financial Services — 3.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26	158	151,163

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
3.00%, 10/29/28	$544	$507,586
3.30%, 01/30/32(a)	945	839,725
3.40%, 10/29/33	629	547,574
3.65%, 07/21/27	280	272,449
3.85%, 10/29/41	192	157,213
3.88%, 01/23/28	282	274,877
4.45%, 04/03/26	402	399,963
4.63%, 10/15/27	176	175,517
4.95%, 09/10/34	38	37,043
5.10%, 01/19/29	150	151,442
5.30%, 01/19/34	364	365,627
5.75%, 06/06/28	150	154,535
6.15%, 09/30/30	150	158,575
6.95%, 03/10/55, (5-year CMT + 2.720%)(b)	346	357,747
Air Lease Corp.
2.88%, 01/15/32	246	214,495
3.00%, 02/01/30	184	167,624
3.13%, 12/01/30	55	49,745
3.25%, 10/01/29(a)	247	230,514
3.63%, 04/01/27	251	245,489
3.63%, 12/01/27	253	245,110
3.75%, 06/01/26	250	246,189
4.63%, 10/01/28	253	251,946
Aircastle Ltd., 4.25%, 06/15/26	819	810,034
Ally Financial Inc.
6.85%, 01/03/30, (1-day SOFR + 2.282%)(b)	50	52,488
6.99%, 06/13/29, (1-day SOFR + 3.260%)(b)	50	52,550
8.00%, 11/01/31	504	567,707
8.00%, 11/01/31(a)	253	285,024
American Express Co.
3.13%, 05/20/26	1,100	1,078,178
4.05%, 12/03/42(a)	275	242,337
4.42%, 08/03/33, (1-day SOFR + 1.760%)(b)	187	181,970
4.99%, 05/26/33, (1-day SOFR + 2.255%)(b)	185	184,640
5.04%, 07/26/28, (1-day SOFR + 0.930%)(b)	90	90,724
5.04%, 05/01/34, (1-day SOFR + 1.835%)(b)	180	181,363
5.10%, 02/16/28, (1-day SOFR + 1.000%)(b)	75	75,583
5.28%, 07/27/29, (1-day SOFR Index + 1.280%)(b)	200	203,582
5.28%, 07/26/35, (1-day SOFR + 1.420%)(a)(b)	300	304,446
5.39%, 07/28/27, (1-day SOFR + 0.970%)(b)	65	65,686
5.53%, 04/25/30, (1-day SOFR Index + 1.090%)(b)	145	149,102
5.63%, 07/28/34, (1-day SOFR + 1.930%)(b)	287	295,626
5.65%, 04/23/27, (1-day SOFR Index + 0.750%)(b)	45	45,538
5.92%, 04/25/35, (1-day SOFR + 1.630%)(b)	445	465,752
6.49%, 10/30/31, (1-day SOFR + 1.940%)(b)	125	135,674
American Express Credit Corp., 3.30%, 05/03/27	680	662,498
Ameriprise Financial Inc., 2.88%, 09/15/26	23	22,380
Brookfield Capital Finance LLC, 6.09%, 06/14/33	464	491,335
Brookfield Finance I U.K. PLC/Brookfield Finance Inc., 2.34%, 01/30/32	539	455,401
Brookfield Finance Inc.
3.50%, 03/30/51	213	155,419
3.63%, 02/15/52	130	95,941
3.90%, 01/25/28	346	338,954
4.25%, 06/02/26	359	356,822
4.35%, 04/15/30	34	33,240
4.70%, 09/20/47	224	203,543
4.85%, 03/29/29(a)	112	112,414
Security	Par (000)	Value
Diversified Financial Services (continued)
5.68%, 01/15/35	$425	$439,308
5.97%, 03/04/54	140	148,852
6.35%, 01/05/34	360	388,556
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50	239	172,648
Capital One Financial Corp.
2.36%, 07/29/32, (1-day SOFR + 1.337%)(b)	362	297,310
2.62%, 11/02/32, (1-day SOFR + 1.265%)(b)	170	143,838
3.27%, 03/01/30, (1-day SOFR + 1.790%)(b)	40	37,295
3.80%, 01/31/28	370	358,536
4.93%, 05/10/28, (1-day SOFR + 2.057%)(b)	90	90,047
5.25%, 07/26/30, (1-day SOFR + 2.600%)(b)	155	156,019
5.27%, 05/10/33, (1-day SOFR + 2.370%)(b)	415	414,855
5.82%, 02/01/34, (1-day SOFR + 2.600%)(a)(b)	110	113,147
6.31%, 06/08/29, (1-day SOFR + 2.640%)(b)	135	140,346
6.38%, 06/08/34, (1-day SOFR + 2.860%)(b)	290	308,278
7.62%, 10/30/31, (1-day SOFR + 3.070%)(a)(b)	40	44,773
Cboe Global Markets Inc.
1.63%, 12/15/30	16	13,415
3.00%, 03/16/32	510	453,379
3.65%, 01/12/27	132	129,810
Charles Schwab Corp. (The)
1.95%, 12/01/31	215	178,576
2.00%, 03/20/28	85	78,456
2.30%, 05/13/31	135	117,066
2.90%, 03/03/32	420	371,016
3.20%, 01/25/28	39	37,483
3.25%, 05/22/29(a)	5	4,734
4.00%, 02/01/29	50	48,987
4.63%, 03/22/30	85	85,967
5.85%, 05/19/34, (1-day SOFR + 2.500%)(b)	25	26,294
6.14%, 08/24/34, (1-day SOFR + 2.010%)(b)	225	241,687
CI Financial Corp.
3.20%, 12/17/30	281	246,095
4.10%, 06/15/51(a)	100	73,888
CME Group Inc.
2.65%, 03/15/32	20	17,580
3.75%, 06/15/28	99	97,179
4.15%, 06/15/48	38	33,193
5.30%, 09/15/43	45	47,319
Credit Suisse USA LLC, 7.13%, 07/15/32(a)	640	726,638
Discover Financial Services
4.10%, 02/09/27	684	675,271
4.50%, 01/30/26	20	19,920
6.70%, 11/29/32(a)	249	271,742
7.96%, 11/02/34, (1-day SOFR Index + 3.370%)(b)	225	262,367
Eaton Vance Corp., 3.50%, 04/06/27	200	195,491
Franklin Resources Inc., 2.95%, 08/12/51	30	19,721
Intercontinental Exchange Inc.
1.85%, 09/15/32(a)	165	133,745
2.65%, 09/15/40	122	89,255
3.00%, 06/15/50	337	229,983
3.00%, 09/15/60	443	280,374
3.10%, 09/15/27(a)	20	19,298
3.75%, 09/21/28(a)	35	34,045
4.25%, 09/21/48	281	240,627
4.60%, 03/15/33	170	167,237
4.95%, 06/15/52(a)	260	247,458
5.20%, 06/15/62	300	291,763

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Invesco Finance PLC
3.75%, 01/15/26	$135	$133,517
5.38%, 11/30/43	186	182,831
Janus Henderson U.S. Holdings Inc., 5.45%, 09/10/34(c)	620	609,975
Jefferies Financial Group Inc.
4.15%, 01/23/30	22	21,218
6.25%, 01/15/36	93	98,582
6.50%, 01/20/43(a)	80	88,246
Legg Mason Inc.
4.75%, 03/15/26	454	454,544
5.63%, 01/15/44(a)	282	290,116
Mastercard Inc.
2.95%, 06/01/29(a)	15	14,143
2.95%, 03/15/51	128	88,385
3.65%, 06/01/49	289	230,257
3.80%, 11/21/46	116	95,686
3.85%, 03/26/50	271	222,235
3.95%, 02/26/48	123	104,234
Nasdaq Inc.
1.65%, 01/15/31(a)	240	201,291
3.25%, 04/28/50	119	84,422
3.85%, 06/30/26	185	182,730
3.95%, 03/07/52	241	188,454
5.35%, 06/28/28	340	348,064
5.55%, 02/15/34	690	711,708
5.95%, 08/15/53	109	115,305
6.10%, 06/28/63	111	118,229
Nomura Holdings Inc.
2.17%, 07/14/28	735	667,678
2.33%, 01/22/27	161	152,683
2.61%, 07/14/31	567	486,375
2.68%, 07/16/30	452	398,690
2.71%, 01/22/29	251	229,788
3.00%, 01/22/32	201	174,764
3.10%, 01/16/30	580	528,959
5.39%, 07/06/27	205	207,148
5.61%, 07/06/29	55	56,405
5.78%, 07/03/34	200	206,366
5.84%, 01/18/28	200	205,185
6.07%, 07/12/28	200	207,438
6.09%, 07/12/33	200	212,169
6.18%, 01/18/33	200	212,468
ORIX Corp.
2.25%, 03/09/31	24	20,496
3.70%, 07/18/27	56	54,517
4.00%, 04/13/32	225	211,559
5.20%, 09/13/32	145	146,678
Radian Group Inc., 4.88%, 03/15/27	85	84,438
Raymond James Financial Inc.
3.75%, 04/01/51	180	138,947
4.65%, 04/01/30	57	57,294
4.95%, 07/15/46	209	197,271
Synchrony Financial
2.88%, 10/28/31	124	104,968
3.70%, 08/04/26	350	342,263
3.95%, 12/01/27	752	726,560
5.15%, 03/19/29(a)	449	445,802
5.94%, 08/02/30, (1-day SOFR Index + 2.130%)(a)(b)	160	163,558
Security	Par (000)	Value
Diversified Financial Services (continued)
Visa Inc.
2.00%, 08/15/50	$257	$149,093
2.05%, 04/15/30	5	4,429
3.65%, 09/15/47	138	111,321
4.15%, 12/14/35	533	508,594
4.30%, 12/14/45	583	525,633
Voya Financial Inc.
3.65%, 06/15/26	20	19,655
4.70%, 01/23/48, (3-mo. LIBOR US + 2.084%)(b)	185	172,189
Western Union Co. (The), 6.20%, 11/17/36(a)	299	310,041
		37,084,560
Electric — 8.3%
AEP Texas Inc.
3.45%, 05/15/51	594	417,973
4.70%, 05/15/32	376	368,679
5.25%, 05/15/52	390	373,315
5.40%, 06/01/33	672	680,045
5.45%, 05/15/29	100	102,756
5.70%, 05/15/34(a)	222	228,880
Series G, 4.15%, 05/01/49	80	63,327
Series H, 3.45%, 01/15/50	192	136,954
Avangrid Inc., 3.80%, 06/01/29	4,740	4,545,578
Avista Corp.
4.00%, 04/01/52	608	484,377
4.35%, 06/01/48(a)	545	471,948
Baltimore Gas & Electric Co.
2.40%, 08/15/26	1,159	1,119,117
3.20%, 09/15/49	504	355,120
3.50%, 08/15/46	254	193,159
3.75%, 08/15/47	133	104,327
4.25%, 09/15/48	186	157,426
5.40%, 06/01/53	57	57,480
5.65%, 06/01/54	355	371,272
6.35%, 10/01/36	160	177,833
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	337	270,505
3.60%, 03/01/52	480	365,676
3.95%, 03/01/48	259	209,371
4.50%, 04/01/44	202	182,385
5.30%, 04/01/53(a)	70	70,070
Series AA, 3.00%, 02/01/27	89	86,120
Series AC, 4.25%, 02/01/49	287	244,453
Series AD, 2.90%, 07/01/50	110	72,932
Series AF, 3.35%, 04/01/51	175	127,834
Series K2, 6.95%, 03/15/33	93	105,429
Series Z, 2.40%, 09/01/26	48	46,222
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	340	352,929
CMS Energy Corp.
3.75%, 12/01/50, (5-year CMT + 2.900%)(a)(b)	500	436,127
4.75%, 06/01/50, (5-year CMT + 4.116%)(b)	535	507,297
Commonwealth Edison Co.
2.20%, 03/01/30	1,087	963,160
2.55%, 06/15/26	2,029	1,969,141
3.00%, 03/01/50	350	239,364
3.65%, 06/15/46	239	189,086
3.70%, 08/15/28	153	148,938
3.70%, 03/01/45	199	160,039
3.80%, 10/01/42	170	141,168
4.00%, 03/01/48	292	240,216
4.00%, 03/01/49	190	155,389

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.35%, 11/15/45	$197	$174,128
4.60%, 08/15/43	35	32,011
4.70%, 01/15/44	113	104,647
5.30%, 06/01/34	70	72,137
5.65%, 06/01/54	103	107,635
5.90%, 03/15/36	248	266,254
6.45%, 01/15/38	164	183,533
Series 122, 2.95%, 08/15/27	56	53,926
Series 123, 3.75%, 08/15/47(a)	269	212,817
Series 127, 3.20%, 11/15/49	292	204,663
Connecticut Light and Power Co. (The)
4.00%, 04/01/48	643	540,282
4.30%, 04/15/44	300	264,234
4.90%, 07/01/33	35	35,100
4.95%, 08/15/34(a)	45	45,212
5.25%, 01/15/53	20	20,236
Series A, 2.05%, 07/01/31(a)	395	336,540
Series A, 3.20%, 03/15/27(a)	1,074	1,044,540
Series A, 4.15%, 06/01/45	459	394,407
Consolidated Edison Co. of New York Inc.
3.60%, 06/15/61	35	25,486
3.70%, 11/15/59	235	175,010
3.80%, 05/15/28(a)	96	93,710
3.85%, 06/15/46	185	149,001
3.95%, 03/01/43	115	96,968
4.45%, 03/15/44	226	202,273
4.50%, 12/01/45	217	193,421
4.50%, 05/15/58	114	97,473
4.63%, 12/01/54	245	219,841
5.70%, 06/15/40	130	135,296
Series 05-A, 5.30%, 03/01/35	210	215,185
Series 06-A, 5.85%, 03/15/36(a)	194	207,301
Series 06-B, 6.20%, 06/15/36	95	104,163
Series 07-A, 6.30%, 08/15/37	143	157,563
Series 08-B, 6.75%, 04/01/38(a)	213	244,681
Series 09-C, 5.50%, 12/01/39	147	150,474
Series 12-A, 4.20%, 03/15/42	139	121,207
Series 2017, 3.88%, 06/15/47	123	98,745
Series 20A, 3.35%, 04/01/30	383	360,374
Series 20B, 3.95%, 04/01/50	309	257,305
Series A, 4.13%, 05/15/49	158	131,088
Series B, 3.13%, 11/15/27	96	92,322
Series C, 3.00%, 12/01/60	235	147,828
Series C, 4.00%, 11/15/57(a)	110	86,602
Series C, 4.30%, 12/01/56	232	193,106
Series D, 4.00%, 12/01/28	256	251,556
Series E, 4.65%, 12/01/48	113	101,872
Constellation Energy Generation LLC
5.60%, 06/15/42	54	54,656
5.75%, 10/01/41	92	93,670
5.80%, 03/01/33	550	576,892
6.25%, 10/01/39	180	194,562
Consumers Energy Co.
2.50%, 05/01/60	1,814	1,076,798
2.65%, 08/15/52	524	339,401
3.50%, 08/01/51	5	3,868
4.20%, 09/01/52	275	235,297
4.63%, 05/15/33	261	258,415
4.70%, 01/15/30(a)	35	35,217
Delmarva Power & Light Co., 4.15%, 05/15/45	149	125,385
Security	Par (000)	Value
Electric (continued)
Dominion Energy Inc.
4.85%, 08/15/52	$415	$377,379
Series A, 6.88%, 02/01/55, (5-year CMT + 2.386%)(b)	38	39,720
Series B, 7.00%, 06/01/54, (5-year CMT + 2.511%)(b)	505	536,124
Edison International
4.13%, 03/15/28(a)	233	228,264
5.45%, 06/15/29	75	76,650
5.75%, 06/15/27	209	213,679
El Paso Electric Co.
5.00%, 12/01/44(a)	115	102,939
6.00%, 05/15/35	83	85,745
Enel Americas SA, 4.00%, 10/25/26	1,076	1,055,884
Entergy Corp., 7.13%, 12/01/54, (5-year CMT + 2.670%)(b)	100	102,676
Entergy Louisiana LLC
2.90%, 03/15/51	589	383,737
4.20%, 09/01/48	260	218,251
4.20%, 04/01/50	288	239,820
4.95%, 01/15/45	460	427,371
5.70%, 03/15/54	344	359,154
Entergy Texas Inc.
5.00%, 09/15/52	22	20,858
5.80%, 09/01/53	260	272,280
Eversource Energy
2.55%, 03/15/31	190	165,210
3.45%, 01/15/50	556	406,192
5.00%, 01/01/27	75	75,516
5.13%, 05/15/33	49	48,886
5.45%, 03/01/28	135	138,142
5.50%, 01/01/34	301	306,511
5.85%, 04/15/31	110	114,878
5.95%, 07/15/34	234	245,952
Series M, 3.30%, 01/15/28	308	295,281
Series O, 4.25%, 04/01/29	182	178,484
Series R, 1.65%, 08/15/30	2,292	1,932,352
Exelon Corp.
3.40%, 04/15/26	515	506,572
4.05%, 04/15/30	513	494,688
4.10%, 03/15/52	147	118,799
4.45%, 04/15/46	291	254,069
4.70%, 04/15/50	373	333,036
4.95%, 06/15/35	218	212,804
5.10%, 06/15/45	276	263,421
5.45%, 03/15/34	155	159,145
5.60%, 03/15/53	212	215,964
5.63%, 06/15/35	135	140,061
FirstEnergy Transmission LLC, 5.00%, 01/15/35(c)	220	218,847
Florida Power & Light Co.
3.15%, 10/01/49	204	146,079
3.70%, 12/01/47	174	138,405
3.95%, 03/01/48	316	262,718
3.99%, 03/01/49	248	206,320
4.05%, 06/01/42	201	174,321
4.05%, 10/01/44	220	187,896
4.13%, 02/01/42	214	187,887
4.13%, 06/01/48	221	187,394
4.95%, 06/01/35	206	206,842
5.25%, 02/01/41	115	115,861
5.63%, 04/01/34(a)	346	367,378

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.65%, 02/01/37	$112	$118,472
5.69%, 03/01/40(a)	90	95,741
5.95%, 02/01/38	161	175,229
5.96%, 04/01/39	125	135,545
Iberdrola International BV, 6.75%, 07/15/36	1,785	2,050,222
ITC Holdings Corp.
3.25%, 06/30/26	34	33,238
3.35%, 11/15/27	234	226,350
5.30%, 07/01/43	443	423,804
National Grid PLC
5.42%, 01/11/34	895	914,669
5.60%, 06/12/28	980	1,007,901
5.81%, 06/12/33	1,794	1,876,877
National Grid USA, 5.80%, 04/01/35(a)	1,275	1,316,908
National Rural Utilities Cooperative Finance Corp.
4.02%, 11/01/32	161	152,504
4.30%, 03/15/49	392	336,551
4.40%, 11/01/48	169	145,469
5.05%, 09/15/28	40	40,743
5.25%, 04/20/46, (3-mo. LIBOR US + 3.630%)(a)(b)	224	222,321
Series C, 8.00%, 03/01/32	218	259,087
Nevada Power Co.
5.90%, 05/01/53	510	539,224
6.00%, 03/15/54	15	16,312
Series EE, 3.13%, 08/01/50	198	134,456
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30	2,618	2,300,451
2.75%, 11/01/29(a)	3,291	3,021,525
3.50%, 04/01/29	1,158	1,104,942
3.55%, 05/01/27	2,668	2,609,229
3.80%, 03/15/82, (5-year CMT + 2.547%)(b)	167	159,178
5.25%, 03/15/34	110	111,695
5.65%, 05/01/79, (3-mo. LIBOR US + 3.156%)(b)	10	9,874
6.75%, 06/15/54, (5-year CMT + 2.457%)(b)	49	51,016
NSTAR Electric Co.
1.95%, 08/15/31	322	272,557
3.10%, 06/01/51(a)	338	235,212
3.20%, 05/15/27	1,950	1,890,897
3.25%, 05/15/29	320	303,378
3.95%, 04/01/30(a)	1,138	1,102,651
4.40%, 03/01/44	464	411,093
4.55%, 06/01/52	35	31,179
5.40%, 06/01/34	100	103,277
5.50%, 03/15/40	140	142,488
Ohio Edison Co., 6.88%, 07/15/36	85	96,466
Ohio Power Co.
4.00%, 06/01/49	268	213,041
4.15%, 04/01/48	190	153,119
5.00%, 06/01/33	175	174,108
5.65%, 06/01/34	525	543,288
Series Q, 1.63%, 01/15/31	535	443,595
Series R, 2.90%, 10/01/51	424	270,984
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	485	306,138
3.10%, 09/15/49	488	340,412
3.75%, 04/01/45	358	288,991
3.80%, 09/30/47	177	142,531
3.80%, 06/01/49	327	260,557
4.10%, 11/15/48	281	235,384
4.55%, 12/01/41	55	50,409
Security	Par (000)	Value
Electric (continued)
4.60%, 06/01/52	$85	$75,254
4.65%, 11/01/29(c)	75	75,309
4.95%, 09/15/52	150	142,562
5.25%, 09/30/40	45	45,310
5.30%, 06/01/42	30	30,195
5.35%, 10/01/52	35	35,130
5.55%, 06/15/54(c)	261	269,517
5.65%, 11/15/33	25	26,428
5.75%, 03/15/29	107	111,810
7.00%, 05/01/32	65	73,954
7.25%, 01/15/33	27	31,165
Pacific Gas and Electric Co.
3.50%, 08/01/50	845	606,914
3.95%, 12/01/47	125	96,766
4.20%, 06/01/41	65	54,427
4.25%, 03/15/46	52	42,487
4.30%, 03/15/45	173	143,238
4.40%, 03/01/32	160	152,487
4.45%, 04/15/42	115	98,901
4.50%, 07/01/40	409	362,696
4.60%, 06/15/43	132	114,871
4.75%, 02/15/44	130	114,344
4.95%, 07/01/50	695	624,428
5.25%, 03/01/52	526	489,501
5.90%, 06/15/32	609	636,471
6.15%, 01/15/33	394	416,360
6.75%, 01/15/53	523	588,134
PECO Energy Co.
2.85%, 09/15/51(a)	105	69,132
3.00%, 09/15/49	531	368,900
3.05%, 03/15/51	95	65,222
3.70%, 09/15/47	365	287,198
3.90%, 03/01/48	377	307,672
4.15%, 10/01/44	283	244,622
4.60%, 05/15/52	30	27,363
4.90%, 06/15/33	33	33,229
5.95%, 10/01/36	106	114,826
Potomac Electric Power Co.
4.15%, 03/15/43	565	490,322
5.20%, 03/15/34	45	45,922
5.50%, 03/15/54	126	129,762
6.50%, 11/15/37	197	223,544
PPL Electric Utilities Corp.
3.00%, 10/01/49	213	148,825
3.95%, 06/01/47	87	72,076
4.15%, 10/01/45	54	46,673
4.15%, 06/15/48	184	156,976
4.85%, 02/15/34	275	275,610
5.00%, 05/15/33	531	538,405
5.25%, 05/15/53	645	652,160
6.25%, 05/15/39	57	63,658
Public Service Co. of New Hampshire
3.60%, 07/01/49	820	629,502
5.15%, 01/15/53	120	117,770
5.35%, 10/01/33	235	243,255
Series V, 2.20%, 06/15/31(a)	457	392,450
Public Service Electric & Gas Co.
2.25%, 09/15/26	25	24,043
2.45%, 01/15/30	102	92,185
3.15%, 01/01/50	360	258,584
3.20%, 05/15/29	35	33,232

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.20%, 08/01/49	$282	$204,364
3.60%, 12/01/47	195	151,897
3.65%, 09/01/28(a)	70	67,889
3.65%, 09/01/42	215	175,138
3.70%, 05/01/28	108	105,425
3.80%, 01/01/43	155	128,855
3.80%, 03/01/46	322	262,110
3.85%, 05/01/49	273	221,455
3.95%, 05/01/42	121	102,873
4.05%, 05/01/48	191	160,827
5.20%, 03/01/34	75	76,840
5.45%, 08/01/53(a)	21	21,769
5.45%, 03/01/54	50	51,687
5.50%, 03/01/40	120	124,216
5.80%, 05/01/37	83	88,656
Public Service Enterprise Group Inc.
1.60%, 08/15/30	1,927	1,629,290
2.45%, 11/15/31	1,582	1,365,934
5.20%, 04/01/29	90	92,043
5.45%, 04/01/34(a)	741	757,729
6.13%, 10/15/33	175	187,146
San Diego Gas & Electric Co.
4.15%, 05/15/48	174	144,867
4.50%, 08/15/40	222	207,409
4.95%, 08/15/28	160	162,079
6.00%, 06/01/39	107	115,581
Series RRR, 3.75%, 06/01/47	168	132,634
Series TTT, 4.10%, 06/15/49	202	166,600
Series UUU, 3.32%, 04/15/50	349	249,455
Series WWW, 2.95%, 08/15/51	118	81,061
Sempra
3.25%, 06/15/27	20	19,333
3.40%, 02/01/28	165	158,736
3.80%, 02/01/38	351	301,539
4.00%, 02/01/48	444	356,238
4.13%, 04/01/52, (5-year CMT + 2.868%)(b)	377	358,558
5.50%, 08/01/33	75	77,235
6.00%, 10/15/39	273	288,479
6.88%, 10/01/54, (5-year CMT + 2.789%)(b)	122	124,581
Southern California Edison Co.
3.45%, 02/01/52	465	335,727
3.65%, 02/01/50	412	313,742
4.00%, 04/01/47	393	320,378
4.05%, 03/15/42	156	130,939
4.50%, 09/01/40	158	144,237
4.65%, 10/01/43	152	139,098
5.35%, 03/01/26	60	60,497
5.45%, 06/01/31(a)	20	20,680
5.50%, 03/15/40	111	112,981
5.63%, 02/01/36	177	182,513
5.70%, 03/01/53	98	101,273
5.75%, 04/15/54	344	358,300
5.88%, 12/01/53	19	20,110
6.00%, 01/15/34	320	344,350
6.05%, 03/15/39	94	100,799
6.65%, 04/01/29	221	236,002
Series 04-G, 5.75%, 04/01/35	112	117,626
Series 05-E, 5.35%, 07/15/35	139	142,289
Series 06-E, 5.55%, 01/15/37	70	72,243
Series 08-A, 5.95%, 02/01/38	110	116,828
Series 13-A, 3.90%, 03/15/43	152	126,184
Security	Par (000)	Value
Electric (continued)
Series 20A, 2.95%, 02/01/51	$45	$29,980
Series A, 4.20%, 03/01/29	32	31,390
Series B, 3.65%, 03/01/28	72	69,952
Series B, 4.88%, 03/01/49	56	51,559
Series C, 3.60%, 02/01/45	193	150,074
Series C, 4.13%, 03/01/48	259	214,462
Series E, 5.45%, 06/01/52	29	28,859
Series H, 3.65%, 06/01/51	18	13,447
Toledo Edison Co. (The), 6.15%, 05/15/37	245	266,843
		95,323,128
Electrical Components & Equipment — 0.1%
Acuity Brands Lighting Inc., 2.15%, 12/15/30	1,076	929,956
Emerson Electric Co.
2.80%, 12/21/51	150	98,696
5.25%, 11/15/39	15	15,312
		1,043,964
Electronics — 0.9%
Allegion PLC, 3.50%, 10/01/29	615	582,079
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27	447	432,347
5.41%, 07/01/32(a)	612	627,897
5.60%, 05/29/34	565	581,790
Amphenol Corp., 2.80%, 02/15/30	41	37,483
Avnet Inc.
3.00%, 05/15/31	300	259,893
5.50%, 06/01/32	460	461,989
Flex Ltd.
4.88%, 06/15/29	424	420,927
4.88%, 05/12/30	763	754,681
5.25%, 01/15/32	40	40,130
Fortive Corp.
3.15%, 06/15/26	66	64,463
4.30%, 06/15/46	82	69,420
Honeywell International Inc.
2.50%, 11/01/26(a)	1,924	1,858,886
2.70%, 08/15/29	7	6,492
3.81%, 11/21/47	133	107,855
4.65%, 07/30/27	100	100,796
4.70%, 02/01/30	75	75,402
4.75%, 02/01/32	45	45,156
4.88%, 09/01/29(a)	60	61,101
4.95%, 09/01/31	70	71,342
5.00%, 03/01/35	190	191,817
5.25%, 03/01/54	220	219,080
5.35%, 03/01/64	275	276,825
5.38%, 03/01/41	165	171,089
5.70%, 03/15/36	166	178,119
5.70%, 03/15/37	153	163,411
Hubbell Inc.
3.15%, 08/15/27	28	26,936
3.35%, 03/01/26	85	83,601
3.50%, 02/15/28	42	40,508
Keysight Technologies Inc.
3.00%, 10/30/29(a)	180	166,067
4.60%, 04/06/27	750	749,281
4.95%, 10/15/34	30	29,579
Trimble Inc., 4.90%, 06/15/28	381	382,165
Tyco Electronics Group SA, 7.13%, 10/01/37	129	151,334

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
Vontier Corp.
2.40%, 04/01/28	$203	$185,638
2.95%, 04/01/31(a)	199	173,467
		9,849,046
Entertainment — 0.2%
Warnermedia Holdings Inc.
5.05%, 03/15/42	239	202,179
5.14%, 03/15/52	1,340	1,078,487
5.39%, 03/15/62	1,011	807,877
		2,088,543
Environmental Control — 0.2%
Republic Services Inc.
2.38%, 03/15/33	40	33,230
3.05%, 03/01/50	343	241,985
5.70%, 05/15/41	50	52,039
6.20%, 03/01/40	25	27,554
Veralto Corp.
5.35%, 09/18/28	498	509,213
5.45%, 09/18/33	725	744,124
Waste Connections Inc.
2.60%, 02/01/30	15	13,595
2.95%, 01/15/52	392	261,190
3.05%, 04/01/50	67	45,867
Waste Management Inc.
2.50%, 11/15/50	410	254,149
3.15%, 11/15/27	55	53,071
4.10%, 03/01/45	37	31,958
4.15%, 07/15/49(a)	186	159,637
		2,427,612
Food — 2.2%
Ahold Finance USA LLC, 6.88%, 05/01/29	203	220,377
Conagra Brands Inc.
4.85%, 11/01/28	70	70,220
5.30%, 11/01/38	210	204,208
5.40%, 11/01/48	353	338,743
7.00%, 10/01/28	33	35,476
8.25%, 09/15/30	235	274,099
General Mills Inc.
2.25%, 10/14/31	858	731,012
2.88%, 04/15/30	1,085	988,214
3.00%, 02/01/51(a)	212	141,854
3.20%, 02/10/27	1,242	1,206,410
4.20%, 04/17/28	813	802,236
4.70%, 01/30/27(a)	161	161,338
4.88%, 01/30/30	150	150,778
4.95%, 03/29/33	61	60,858
5.25%, 01/30/35	150	151,610
5.40%, 06/15/40	93	93,838
5.50%, 10/17/28	20	20,591
Hershey Co. (The)
2.45%, 11/15/29	48	43,899
3.13%, 11/15/49	17	12,043
3.38%, 08/15/46	35	26,843
Hormel Foods Corp.
3.05%, 06/03/51	295	205,221
4.80%, 03/30/27	110	110,953
Ingredion Inc.
2.90%, 06/01/30	954	871,348
3.20%, 10/01/26	153	148,945
3.90%, 06/01/50	253	196,829
Security	Par (000)	Value
Food (continued)
J.M. Smucker Co. (The)
2.38%, 03/15/30	$86	$76,857
3.38%, 12/15/27	59	57,182
3.55%, 03/15/50(a)	71	51,972
4.25%, 03/15/35	172	160,240
4.38%, 03/15/45	87	74,753
6.20%, 11/15/33	20	21,505
6.50%, 11/15/43	40	44,077
6.50%, 11/15/53	350	392,320
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 6.50%, 12/01/52(a)	170	180,755
Kellanova
2.10%, 06/01/30	1,475	1,296,576
3.25%, 04/01/26(a)	1,947	1,913,899
3.40%, 11/15/27(a)	1,212	1,173,465
4.30%, 05/15/28(a)	1,144	1,130,635
5.25%, 03/01/33	200	204,463
5.75%, 05/16/54	20	21,129
Series B, 7.45%, 04/01/31(a)	265	301,653
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	198	201,836
Kraft Heinz Foods Co.
4.38%, 06/01/46	351	298,271
4.88%, 10/01/49	441	398,102
5.00%, 07/15/35(a)	80	79,617
5.00%, 06/04/42	106	99,949
5.20%, 07/15/45	423	400,854
5.50%, 06/01/50	365	359,873
6.50%, 02/09/40	202	223,216
6.88%, 01/26/39	210	239,299
Kroger Co. (The)
2.65%, 10/15/26	93	89,696
3.50%, 02/01/26	74	72,988
3.70%, 08/01/27	74	72,467
3.88%, 10/15/46	102	80,715
3.95%, 01/15/50	193	153,858
4.45%, 02/01/47	326	281,547
4.50%, 01/15/29	65	64,685
4.60%, 08/15/27	115	115,533
4.65%, 09/15/29	355	356,228
4.65%, 01/15/48	137	121,180
4.70%, 08/15/26	130	130,423
4.90%, 09/15/31	155	155,879
5.00%, 09/15/34	275	273,774
5.00%, 04/15/42	89	84,392
5.15%, 08/01/43	131	125,575
5.40%, 07/15/40	60	59,859
5.40%, 01/15/49	95	94,333
5.50%, 09/15/54	275	272,842
5.65%, 09/15/64	295	291,941
6.90%, 04/15/38	131	148,771
7.50%, 04/01/31	186	213,668
McCormick & Co. Inc./MD
1.85%, 02/15/31	295	248,076
2.50%, 04/15/30	317	283,490
3.40%, 08/15/27(a)	392	381,392
4.20%, 08/15/47	277	235,531
Mondelez International Inc.
2.63%, 09/04/50	143	89,452
2.75%, 04/13/30(a)	58	52,696
4.13%, 05/07/28	35	34,647

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
Sysco Corp.
2.40%, 02/15/30	$132	$117,683
3.25%, 07/15/27	109	105,408
3.30%, 02/15/50	185	132,090
4.45%, 03/15/48	104	88,974
4.50%, 04/01/46	87	75,472
4.85%, 10/01/45	118	108,197
5.38%, 09/21/35	40	41,123
5.95%, 04/01/30	177	186,541
6.60%, 04/01/40	92	102,323
6.60%, 04/01/50(a)	330	375,908
The Campbell's Co.
2.38%, 04/24/30	55	48,676
3.13%, 04/24/50	188	128,964
4.15%, 03/15/28	812	799,309
4.75%, 03/23/35	150	145,289
4.80%, 03/15/48	199	181,535
5.20%, 03/19/27	125	126,760
5.25%, 10/13/54	50	48,270
5.30%, 03/20/26	95	95,642
5.40%, 03/21/34	148	150,963
Tyson Foods Inc.
3.55%, 06/02/27	105	102,340
4.35%, 03/01/29	20	19,627
4.55%, 06/02/47	173	149,495
5.10%, 09/28/48	282	263,950
5.15%, 08/15/44	65	61,470
		24,912,088
Forest Products & Paper — 0.2%
International Paper Co.
4.35%, 08/15/48	143	121,652
4.40%, 08/15/47	239	206,194
4.80%, 06/15/44	153	141,200
5.00%, 09/15/35	220	220,782
5.15%, 05/15/46(a)	20	19,054
6.00%, 11/15/41	258	276,118
7.30%, 11/15/39	55	65,051
Suzano Austria GmbH
3.13%, 01/15/32	232	197,039
3.75%, 01/15/31	258	232,423
5.00%, 01/15/30	382	372,193
6.00%, 01/15/29	393	399,550
		2,251,256
Gas — 0.8%
Atmos Energy Corp.
2.63%, 09/15/29	10	9,227
2.85%, 02/15/52	130	84,559
3.00%, 06/15/27	15	14,495
3.38%, 09/15/49	282	207,235
4.13%, 10/15/44	188	161,342
4.13%, 03/15/49	167	138,660
4.15%, 01/15/43	16	13,941
4.30%, 10/01/48	75	65,349
5.50%, 06/15/41	38	39,351
National Fuel Gas Co.
2.95%, 03/01/31	129	112,586
3.95%, 09/15/27	420	410,060
4.75%, 09/01/28	70	69,498
5.50%, 10/01/26	45	45,530
Security	Par (000)	Value
Gas (continued)
NiSource Inc.
5.00%, 06/15/52	$10	$9,335
5.35%, 04/01/34	1,065	1,084,791
5.40%, 06/30/33	151	153,998
6.38%, 03/31/55, (5-year CMT + 2.527%)(a)(b)	300	301,292
ONE Gas Inc.
2.00%, 05/15/30	1,840	1,613,203
4.25%, 09/01/32	480	465,702
4.50%, 11/01/48	198	173,034
4.66%, 02/01/44	138	126,606
5.10%, 04/01/29	765	779,410
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31	570	496,071
3.35%, 06/01/50	158	111,407
5.05%, 05/15/52	227	210,877
5.10%, 02/15/35	75	74,513
5.40%, 06/15/33	100	102,617
Southern California Gas Co.
5.13%, 11/15/40	70	69,390
5.20%, 06/01/33	80	81,762
5.75%, 06/01/53	15	15,775
Series TT, 2.60%, 06/15/26	689	670,201
Series UU, 4.13%, 06/01/48	203	167,432
Series VV, 4.30%, 01/15/49	261	222,923
Series WW, 3.95%, 02/15/50(a)	250	201,517
Series XX, 2.55%, 02/01/30	32	29,036
Southwest Gas Corp.
3.18%, 08/15/51(a)	90	59,929
3.70%, 04/01/28	35	33,760
3.80%, 09/29/46(a)	159	122,230
4.15%, 06/01/49(a)	141	112,806
Spire Missouri Inc., 3.30%, 06/01/51	150	107,217
Washington Gas Light Co.
3.65%, 09/15/49	362	274,096
Series K, 3.80%, 09/15/46	80	63,229
		9,305,992
Hand & Machine Tools — 0.0%
Snap-on Inc.
3.10%, 05/01/50	15	10,605
3.25%, 03/01/27	40	38,983
4.10%, 03/01/48	15	12,748
Stanley Black & Decker Inc., 2.30%, 03/15/30(a)	35	30,776
		93,112
Health Care - Products — 1.2%
Abbott Laboratories
4.75%, 11/30/36	400	397,189
4.90%, 11/30/46	81	79,435
5.30%, 05/27/40	63	65,689
6.00%, 04/01/39	143	159,160
6.15%, 11/30/37	190	213,074
Agilent Technologies Inc.
2.30%, 03/12/31	80	69,210
2.75%, 09/15/29(a)	737	675,447
3.05%, 09/22/26(a)	515	500,051
4.20%, 09/09/27	75	74,409
4.75%, 09/09/34	90	87,878
Baxter International Inc.
2.54%, 02/01/32(a)	280	238,761
2.60%, 08/15/26	105	101,408
3.13%, 12/01/51(a)	437	288,506

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
3.50%, 08/15/46	$220	$160,354
Boston Scientific Corp.
4.55%, 03/01/39(a)	18	17,096
4.70%, 03/01/49	313	292,279
6.50%, 11/15/35	145	163,250
7.38%, 01/15/40	113	136,411
Danaher Corp.
2.60%, 10/01/50	285	181,915
2.80%, 12/10/51	528	347,935
4.38%, 09/15/45	122	109,875
Dentsply Sirona Inc., 3.25%, 06/01/30(a)	609	546,383
DH Europe Finance II SARL
2.60%, 11/15/29	46	42,108
3.25%, 11/15/39	298	241,429
3.40%, 11/15/49	393	295,567
Edwards Lifesciences Corp., 4.30%, 06/15/28	2,825	2,786,317
GE HealthCare Technologies Inc., 6.38%, 11/22/52	233	264,292
Medtronic Inc., 4.63%, 03/15/45	387	358,654
Revvity Inc.
2.25%, 09/15/31	170	142,706
3.30%, 09/15/29	36	33,573
3.63%, 03/15/51	161	116,483
Smith & Nephew PLC
2.03%, 10/14/30	473	401,674
5.40%, 03/20/34	11	11,159
Solventum Corp.
5.60%, 03/23/34(c)	194	197,465
5.90%, 04/30/54(c)	36	36,891
6.00%, 05/15/64(c)	474	484,500
STERIS Irish FinCo Unlimited Co.
2.70%, 03/15/31	851	744,877
3.75%, 03/15/51	402	300,222
Stryker Corp.
2.90%, 06/15/50(a)	118	81,296
4.10%, 04/01/43	109	93,504
4.38%, 05/15/44	127	111,942
4.63%, 03/15/46	256	233,082
Thermo Fisher Scientific Inc.
2.60%, 10/01/29	60	55,203
4.10%, 08/15/47	302	258,305
4.98%, 08/10/30	40	40,774
5.09%, 08/10/33	10	10,192
5.30%, 02/01/44	134	134,011
5.40%, 08/10/43	30	30,773
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31	570	494,946
4.45%, 08/15/45(a)	151	132,293
5.20%, 09/15/34(a)	75	75,241
5.35%, 12/01/28	65	66,619
5.75%, 11/30/39	180	186,661
		13,368,474
Health Care - Services — 3.5%
Aetna Inc.
3.88%, 08/15/47	87	65,839
4.13%, 11/15/42	111	89,800
4.50%, 05/15/42	119	102,273
6.63%, 06/15/36	211	230,842
6.75%, 12/15/37	147	161,085
Centene Corp.
2.45%, 07/15/28	557	504,292
2.50%, 03/01/31	603	507,339
Security	Par (000)	Value
Health Care - Services (continued)
2.63%, 08/01/31	$654	$547,643
3.00%, 10/15/30	445	388,752
3.38%, 02/15/30	295	265,919
4.25%, 12/15/27	277	268,381
4.63%, 12/15/29	1,007	965,225
Cigna Group (The)
2.40%, 03/15/30	361	320,851
3.40%, 03/15/50	252	178,815
3.40%, 03/15/51	344	242,518
3.88%, 10/15/47	313	244,153
4.38%, 10/15/28	995	986,407
4.80%, 08/15/38	347	329,100
4.80%, 07/15/46	309	280,265
4.90%, 12/15/48	733	667,182
5.00%, 05/15/29	70	70,879
5.13%, 05/15/31	85	86,085
5.25%, 02/15/34	575	581,065
5.40%, 03/15/33(a)	235	240,553
5.60%, 02/15/54(a)	275	275,890
6.13%, 11/15/41	159	169,958
Elevance Health Inc.
2.25%, 05/15/30	5	4,393
2.55%, 03/15/31	87	76,148
2.88%, 09/15/29	73	67,201
3.13%, 05/15/50	125	85,101
3.60%, 03/15/51	200	147,969
3.65%, 12/01/27	922	898,783
3.70%, 09/15/49	210	158,773
4.10%, 03/01/28	546	537,220
4.10%, 05/15/32	395	374,134
4.38%, 12/01/47	296	251,865
4.50%, 10/30/26	120	119,844
4.55%, 03/01/48	199	173,500
4.55%, 05/15/52	96	82,491
4.63%, 05/15/42	258	233,609
4.65%, 01/15/43	286	260,038
4.65%, 08/15/44	243	218,849
4.75%, 02/15/30(a)	160	159,964
4.75%, 02/15/33	217	212,686
4.95%, 11/01/31	300	300,831
5.10%, 01/15/44	214	204,282
5.13%, 02/15/53	80	75,360
5.15%, 06/15/29	160	162,596
5.20%, 02/15/35	255	256,896
5.38%, 06/15/34	235	239,575
5.50%, 10/15/32	330	341,270
5.65%, 06/15/54	78	79,208
5.70%, 02/15/55	140	143,915
5.85%, 01/15/36	194	204,394
5.85%, 11/01/64	300	309,286
5.95%, 12/15/34	175	187,090
6.10%, 10/15/52	40	42,827
6.38%, 06/15/37(a)	142	155,626
HCA Inc.
2.38%, 07/15/31	65	54,955
3.50%, 09/01/30	237	218,805
3.50%, 07/15/51	397	273,578
3.63%, 03/15/32	199	179,642
4.13%, 06/15/29	729	704,446
4.50%, 02/15/27	707	701,900
4.63%, 03/15/52	381	316,325

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
5.13%, 06/15/39	$291	$276,581
5.25%, 06/15/26	579	580,703
5.25%, 06/15/49	506	464,602
5.45%, 04/01/31	50	50,744
5.45%, 09/15/34	20	20,037
5.50%, 06/01/33	569	575,259
5.50%, 06/15/47	404	387,494
5.60%, 04/01/34	130	131,655
5.88%, 02/01/29	230	236,940
5.90%, 06/01/53	145	145,221
5.95%, 09/15/54	155	156,252
6.00%, 04/01/54	175	177,670
6.10%, 04/01/64	113	114,212
Humana Inc.
3.95%, 08/15/49	178	136,887
4.63%, 12/01/42	224	195,070
4.80%, 03/15/47	227	197,666
4.88%, 04/01/30	59	58,741
4.95%, 10/01/44	351	315,035
5.75%, 04/15/54(a)	73	72,712
5.88%, 03/01/33	105	108,560
5.95%, 03/15/34	400	415,671
ICON Investments Six DAC, 6.00%, 05/08/34	492	507,606
IQVIA Inc.
5.70%, 05/15/28	500	512,259
6.25%, 02/01/29	115	120,115
Laboratory Corp. of America Holdings
2.70%, 06/01/31(a)	515	451,518
2.95%, 12/01/29	165	151,268
3.60%, 09/01/27	123	120,054
4.35%, 04/01/30	175	170,978
4.55%, 04/01/32(a)	175	169,982
4.70%, 02/01/45	436	393,935
4.80%, 10/01/34	175	170,305
Providence St. Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51(a)	95	58,703
Series A, 3.93%, 10/01/48(a)	55	43,875
Quest Diagnostics Inc.
2.80%, 06/30/31	763	674,683
2.95%, 06/30/30	828	754,158
3.45%, 06/01/26	786	771,839
4.20%, 06/30/29	550	539,430
4.60%, 12/15/27(a)	85	85,207
4.63%, 12/15/29(a)	55	54,676
4.70%, 03/30/45(a)	186	169,390
5.00%, 12/15/34	85	84,338
UnitedHealth Group Inc.
2.00%, 05/15/30	35	30,628
2.30%, 05/15/31	100	86,835
2.75%, 05/15/40	15	11,106
2.88%, 08/15/29	216	201,271
2.90%, 05/15/50	193	128,575
3.13%, 05/15/60	260	167,809
3.25%, 05/15/51	366	259,342
3.50%, 08/15/39	89	74,082
3.70%, 08/15/49	174	135,208
3.75%, 10/15/47	180	142,532
3.85%, 06/15/28	91	89,380
3.88%, 12/15/28	130	127,283
3.88%, 08/15/59	324	247,520
3.95%, 10/15/42	120	101,851
Security	Par (000)	Value
Health Care - Services (continued)
4.00%, 05/15/29	$260	$255,017
4.20%, 05/15/32	550	532,326
4.20%, 01/15/47	151	128,677
4.25%, 01/15/29	440	436,404
4.25%, 03/15/43	25	22,270
4.25%, 04/15/47	219	187,984
4.25%, 06/15/48	325	277,263
4.38%, 03/15/42	15	13,497
4.45%, 12/15/48	264	232,231
4.50%, 04/15/33	395	385,906
4.60%, 04/15/27(a)	120	120,597
4.63%, 07/15/35	248	242,875
4.63%, 11/15/41	195	181,302
4.75%, 07/15/26	145	145,901
4.75%, 07/15/45	515	481,690
4.75%, 05/15/52	245	224,566
4.80%, 01/15/30	185	186,957
4.95%, 01/15/32	340	343,316
4.95%, 05/15/62	319	295,896
5.00%, 04/15/34	449	451,509
5.15%, 07/15/34	680	692,493
5.20%, 04/15/63	15	14,461
5.35%, 02/15/33(a)	790	818,156
5.38%, 04/15/54	225	225,307
5.50%, 07/15/44	225	230,758
5.50%, 04/15/64	70	70,491
5.63%, 07/15/54	680	706,328
5.70%, 10/15/40	128	134,309
5.75%, 07/15/64	450	470,844
5.80%, 03/15/36	149	159,136
5.88%, 02/15/53	307	328,282
5.95%, 02/15/41	110	117,661
6.05%, 02/15/63	270	294,531
6.50%, 06/15/37	136	153,647
6.63%, 11/15/37	199	227,606
6.88%, 02/15/38	268	314,643
		40,716,776
Holding Companies - Diversified — 0.1%
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34(a)(c)	514	516,593
North Haven Private Income Fund LLC, 5.75%, 02/01/30(c)	900	883,940
		1,400,533
Home Builders — 0.1%
MDC Holdings Inc.
2.50%, 01/15/31	153	134,398
3.85%, 01/15/30	49	46,625
3.97%, 08/06/61(a)	72	58,050
6.00%, 01/15/43(a)	102	105,817
PulteGroup Inc.
6.00%, 02/15/35	167	177,115
6.38%, 05/15/33	137	148,151
7.88%, 06/15/32	94	109,975
Toll Brothers Finance Corp., 4.35%, 02/15/28	352	346,640
		1,126,771
Home Furnishings — 0.1%
Leggett & Platt Inc.
3.50%, 11/15/27(a)	72	68,633
3.50%, 11/15/51	197	131,481
4.40%, 03/15/29(a)	100	95,142

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Furnishings (continued)
Whirlpool Corp.
4.50%, 06/01/46(a)	$112	$90,628
4.60%, 05/15/50	128	102,432
4.70%, 05/14/32(a)	145	138,586
4.75%, 02/26/29(a)	336	332,814
5.50%, 03/01/33(a)	432	431,446
5.75%, 03/01/34	317	316,008
		1,707,170
Household Products & Wares — 0.7%
Avery Dennison Corp.
2.25%, 02/15/32	227	189,505
2.65%, 04/30/30	126	113,340
4.88%, 12/06/28	42	42,271
5.75%, 03/15/33(a)	357	374,746
Church & Dwight Co. Inc.
3.15%, 08/01/27(a)	129	125,155
3.95%, 08/01/47	40	32,309
5.00%, 06/15/52	312	298,263
5.60%, 11/15/32	85	89,085
Clorox Co. (The)
1.80%, 05/15/30	1,467	1,265,193
3.10%, 10/01/27	1,010	970,786
3.90%, 05/15/28	962	943,424
4.40%, 05/01/29	415	412,976
4.60%, 05/01/32(a)	255	253,617
Kimberly-Clark Corp.
2.75%, 02/15/26	617	604,589
2.88%, 02/07/50(a)	201	138,180
3.10%, 03/26/30	71	66,377
3.20%, 04/25/29	914	874,626
3.90%, 05/04/47	135	110,843
3.95%, 11/01/28	356	350,680
5.30%, 03/01/41(a)	93	94,974
6.63%, 08/01/37	324	376,856
		7,727,795
Insurance — 2.6%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	15	18,175
Aegon Ltd., 5.50%, 04/11/48, (6-mo. LIBOR US + 3.540%)(b)	368	363,748
Aflac Inc.
3.60%, 04/01/30	62	59,184
4.00%, 10/15/46	10	8,208
4.75%, 01/15/49	37	33,955
Alleghany Corp., 4.90%, 09/15/44	9	8,602
Allstate Corp. (The)
5.35%, 06/01/33(a)	246	252,555
5.55%, 05/09/35	71	74,269
6.50%, 05/15/67, (3-mo. LIBOR US + 2.120%)(b)	200	208,252
American Financial Group Inc./OH
4.50%, 06/15/47	74	64,701
5.25%, 04/02/30(a)	23	23,570
American International Group Inc.
3.88%, 01/15/35	175	158,898
4.20%, 04/01/28	74	72,977
4.38%, 06/30/50	100	86,917
4.50%, 07/16/44	160	143,204
4.80%, 07/10/45	196	181,894
5.13%, 03/27/33	40	40,457
6.25%, 05/01/36	104	112,785
Security	Par (000)	Value
Insurance (continued)
Series A-9, 5.75%, 04/01/48, (3-mo. LIBOR US + 2.868%)(b)	$91	$90,440
Aon Corp.
2.80%, 05/15/30	140	127,022
3.75%, 05/02/29	60	57,845
4.50%, 12/15/28	54	53,718
6.25%, 09/30/40	38	41,122
8.21%, 01/01/27	10	10,565
Aon Corp./Aon Global Holdings PLC
2.60%, 12/02/31	100	86,954
5.00%, 09/12/32	295	298,098
5.35%, 02/28/33	130	133,185
Aon Global Ltd., 4.75%, 05/15/45	12	10,916
Aon North America Inc., 5.75%, 03/01/54(a)	300	311,385
Arch Capital Finance LLC, 5.03%, 12/15/46	154	144,589
Arch Capital Group Ltd.
3.64%, 06/30/50	138	104,237
7.35%, 05/01/34	34	39,335
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	32	30,568
Arthur J Gallagher & Co.
2.40%, 11/09/31	10	8,519
3.05%, 03/09/52	106	69,308
3.50%, 05/20/51	90	65,390
5.50%, 03/02/33	105	108,414
5.75%, 03/02/53	10	10,246
5.75%, 07/15/54	180	185,523
6.75%, 02/15/54	100	116,376
Assurant Inc.
2.65%, 01/15/32	230	196,666
3.70%, 02/22/30	299	281,240
4.90%, 03/27/28	106	106,091
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31(a)	55	49,470
Athene Holding Ltd.
3.45%, 05/15/52	94	63,763
3.95%, 05/25/51	31	23,681
4.13%, 01/12/28	76	74,567
6.15%, 04/03/30(a)	137	144,279
6.65%, 02/01/33	10	10,893
AXA SA, 8.60%, 12/15/30	1,200	1,436,374
Axis Specialty Finance LLC
3.90%, 07/15/29	42	40,337
4.90%, 01/15/40, (5-year CMT + 3.186%)(b)	105	100,050
Axis Specialty Finance PLC, 4.00%, 12/06/27	52	50,774
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30	20	16,884
2.88%, 03/15/32(a)	240	215,442
3.85%, 03/15/52	215	173,112
4.20%, 08/15/48	276	241,847
4.25%, 01/15/49(a)	386	342,371
5.75%, 01/15/40	167	183,107
Brighthouse Financial Inc., 4.70%, 06/22/47	163	133,497
Brown & Brown Inc.
4.20%, 03/17/32	200	188,128
4.50%, 03/15/29	45	44,451
4.95%, 03/17/52	34	30,650
Chubb Corp. (The)
6.00%, 05/11/37	110	119,858
Series 1, 6.50%, 05/15/38	151	171,915
Chubb INA Holdings LLC
1.38%, 09/15/30(a)	10	8,430

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
2.85%, 12/15/51	$116	$78,423
3.05%, 12/15/61	133	86,411
4.15%, 03/13/43	45	39,397
4.35%, 11/03/45	215	191,849
6.70%, 05/15/36	25	28,615
Cincinnati Financial Corp., 6.13%, 11/01/34	55	59,058
CNO Financial Group Inc.
5.25%, 05/30/29	368	369,416
6.45%, 06/15/34	249	262,590
Enstar Finance LLC, 5.50%, 01/15/42, (5-year CMT + 4.006%)(b)	55	52,249
Enstar Group Ltd.
3.10%, 09/01/31	40	34,383
4.95%, 06/01/29	12	11,934
Equitable Holdings Inc.
4.35%, 04/20/28	309	305,214
5.00%, 04/20/48	196	183,455
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	202	133,506
3.50%, 10/15/50	35	25,153
4.87%, 06/01/44	25	22,656
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	25	22,731
5.63%, 08/16/32	125	128,669
Fidelity National Financial Inc., 2.45%, 03/15/31	27	23,225
First American Financial Corp., 4.00%, 05/15/30	385	362,808
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26	37	36,760
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51	30	19,947
3.60%, 08/19/49	48	36,828
4.30%, 04/15/43	47	41,358
4.40%, 03/15/48	43	37,532
5.95%, 10/15/36	121	128,990
6.10%, 10/01/41	138	147,043
Jackson Financial Inc.
3.13%, 11/23/31	126	109,512
4.00%, 11/23/51	80	58,924
Kemper Corp., 3.80%, 02/23/32	15	13,528
Lincoln National Corp.
3.40%, 01/15/31	25	22,844
3.63%, 12/12/26	41	40,100
3.80%, 03/01/28(a)	90	87,487
4.35%, 03/01/48	98	79,908
4.38%, 06/15/50(a)	88	71,616
6.30%, 10/09/37(a)	55	59,334
7.00%, 06/15/40	48	54,345
Loews Corp., 6.00%, 02/01/35(a)	35	38,122
Manulife Financial Corp.
4.06%, 02/24/32, (5-year USD ICE Swap + 1.647%)(a)(b)	426	416,243
4.15%, 03/04/26	35	34,832
5.38%, 03/04/46	247	250,800
Markel Group Inc.
3.35%, 09/17/29	17	16,038
4.15%, 09/17/50	54	43,067
5.00%, 05/20/49	32	29,215
6.00%, 05/16/54	100	104,401
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	227	199,115
3.75%, 03/14/26	463	458,878
Security	Par (000)	Value
Insurance (continued)
4.20%, 03/01/48	$169	$143,978
4.35%, 01/30/47(a)	221	193,747
4.38%, 03/15/29	633	629,057
4.55%, 11/08/27	125	125,468
4.65%, 03/15/30	250	250,535
4.85%, 11/15/31	250	250,913
4.90%, 03/15/49	231	217,763
5.00%, 03/15/35	405	407,322
5.35%, 11/15/44	125	126,978
5.40%, 09/15/33(a)	10	10,433
5.40%, 03/15/55	525	533,041
5.88%, 08/01/33	389	419,263
MetLife Inc.
4.05%, 03/01/45	244	206,269
4.13%, 08/13/42	91	79,156
4.55%, 03/23/30	89	89,100
4.60%, 05/13/46	169	154,845
4.72%, 12/15/44	155	143,521
4.88%, 11/13/43	239	227,467
5.30%, 12/15/34	107	109,931
5.38%, 07/15/33	15	15,596
5.70%, 06/15/35	18	19,082
5.88%, 02/06/41	172	182,293
6.38%, 06/15/34(a)	49	54,196
6.40%, 12/15/66	489	509,287
6.50%, 12/15/32(a)	10	11,183
10.75%, 08/01/69	289	394,911
Munich Re America Corp., Series B, 7.45%, 12/15/26	1,296	1,364,834
Principal Financial Group Inc.
3.10%, 11/15/26	36	34,956
3.70%, 05/15/29	42	40,398
4.30%, 11/15/46(a)	127	109,912
4.35%, 05/15/43	133	117,616
4.63%, 09/15/42	142	130,443
6.05%, 10/15/36	148	160,114
Progressive Corp. (The)
2.45%, 01/15/27	64	61,494
3.00%, 03/15/32	110	98,817
3.20%, 03/26/30	5	4,667
3.70%, 01/26/45	75	60,705
3.95%, 03/26/50	96	78,584
4.13%, 04/15/47	222	188,850
4.20%, 03/15/48	167	144,291
4.35%, 04/25/44	122	109,161
4.95%, 06/15/33	60	60,842
6.25%, 12/01/32	65	72,005
6.63%, 03/01/29	35	37,867
Prudential Financial Inc.
1.50%, 03/10/26(a)	130	125,175
2.10%, 03/10/30(a)	77	68,600
3.00%, 03/10/40	35	26,811
3.70%, 10/01/50, (5-year CMT + 3.035%)(a)(b)	180	163,001
3.70%, 03/13/51	325	248,092
3.88%, 03/27/28	105	103,072
3.91%, 12/07/47	167	134,182
3.94%, 12/07/49	219	175,700
4.35%, 02/25/50	236	203,022
4.42%, 03/27/48(a)	27	23,500
4.50%, 09/15/47, (3-mo. LIBOR US + 2.380%)(b)	162	156,878
4.60%, 05/15/44(a)	152	138,954

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
5.13%, 03/01/52, (5-year CMT + 3.162%)(b)	$220	$211,406
5.70%, 12/14/36(a)	225	238,637
5.70%, 09/15/48, (3-mo. LIBOR US + 2.665%)(b)	78	77,773
5.75%, 07/15/33(a)	176	189,652
6.00%, 09/01/52, (5-year CMT + 3.234%)(b)	305	308,172
6.50%, 03/15/54, (5-year CMT + 2.404%)(b)	256	264,891
6.63%, 12/01/37	235	266,585
6.63%, 06/21/40	151	173,854
6.75%, 03/01/53, (5-year CMT + 2.848%)(b)	82	86,236
Prudential Funding Asia PLC
3.13%, 04/14/30(a)	159	146,290
3.63%, 03/24/32	432	399,649
Reinsurance Group of America Inc.
3.90%, 05/15/29	41	39,544
6.00%, 09/15/33	50	52,885
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29	7	6,668
5.75%, 06/05/33	5	5,139
Selective Insurance Group Inc., 5.38%, 03/01/49	15	14,491
Stewart Information Services Corp., 3.60%, 11/15/31	413	359,436
Transatlantic Holdings Inc., 8.00%, 11/30/39	10	12,723
Travelers Companies Inc. (The)
2.55%, 04/27/50	59	37,121
3.75%, 05/15/46	86	69,404
4.00%, 05/30/47	253	212,042
4.05%, 03/07/48	222	187,404
4.10%, 03/04/49	160	134,968
4.30%, 08/25/45	169	148,216
4.60%, 08/01/43	185	171,288
5.35%, 11/01/40	248	253,801
6.25%, 06/15/37(a)	266	295,494
6.75%, 06/20/36	149	171,360
Travelers Property Casualty Corp., 6.38%, 03/15/33(a)	247	276,821
Trinity Acquisition PLC, 4.40%, 03/15/26	76	75,478
Unum Group
4.00%, 06/15/29	15	14,594
4.13%, 06/15/51	60	47,118
4.50%, 12/15/49	60	50,196
5.75%, 08/15/42	75	76,521
Willis North America Inc.
2.95%, 09/15/29	161	148,382
3.88%, 09/15/49	145	113,092
4.50%, 09/15/28(a)	103	102,226
5.05%, 09/15/48	136	126,467
5.35%, 05/15/33	20	20,344
5.90%, 03/05/54	255	264,459
XL Group Ltd., 5.25%, 12/15/43	360	345,220
		29,666,417
Internet — 0.7%
Alibaba Group Holding Ltd.
2.13%, 02/09/31	235	201,703
2.70%, 02/09/41	60	42,679
3.15%, 02/09/51	288	197,000
3.25%, 02/09/61	262	171,718
4.00%, 12/06/37	214	189,524
4.20%, 12/06/47	279	234,786
4.40%, 12/06/57	235	198,652
4.50%, 11/28/34	206	196,111
Security	Par (000)	Value
Internet (continued)
Alphabet Inc.
2.05%, 08/15/50	$128	$76,050
2.25%, 08/15/60(a)	148	86,138
Amazon.com Inc.
2.50%, 06/03/50	618	391,632
2.70%, 06/03/60	895	547,029
3.10%, 05/12/51	577	411,239
3.15%, 08/22/27	93	90,267
3.25%, 05/12/61(a)	402	278,824
3.88%, 08/22/37	438	397,892
3.95%, 04/13/52	480	400,545
4.05%, 08/22/47	581	502,345
4.10%, 04/13/62	245	203,707
4.25%, 08/22/57	683	592,950
4.70%, 12/01/32	205	207,224
4.80%, 12/05/34	300	304,806
4.95%, 12/05/44	260	261,054
Baidu Inc., 2.38%, 08/23/31	200	172,401
Booking Holdings Inc.
3.55%, 03/15/28	118	114,827
4.63%, 04/13/30	36	36,107
eBay Inc.
2.70%, 03/11/30	75	67,823
3.60%, 06/05/27(a)	49	47,956
3.65%, 05/10/51	354	265,021
4.00%, 07/15/42	304	251,210
Meta Platforms Inc.
4.45%, 08/15/52	30	26,814
4.65%, 08/15/62	267	241,100
5.55%, 08/15/64	500	517,938
5.75%, 05/15/63	81	86,283
		8,011,355
Iron & Steel — 0.1%
Nucor Corp.
2.98%, 12/15/55	465	298,574
3.95%, 05/01/28	10	9,832
4.40%, 05/01/48	40	35,323
5.20%, 08/01/43(a)	225	223,968
6.40%, 12/01/37	243	270,810
Steel Dynamics Inc.
3.25%, 10/15/50(a)	136	94,886
3.45%, 04/15/30	36	33,720
5.38%, 08/15/34	75	76,384
		1,043,497
Leisure Time — 0.0%
Brunswick Corp.
4.40%, 09/15/32(a)	72	67,483
5.10%, 04/01/52	132	109,087
Harley-Davidson Inc., 4.63%, 07/28/45(a)	281	236,295
		412,865
Lodging — 0.2%
Choice Hotels International Inc.
3.70%, 12/01/29(a)	72	67,681
3.70%, 01/15/31	52	47,623
Hyatt Hotels Corp., 5.75%, 04/23/30	81	83,818
Marriott International Inc./MD
5.55%, 10/15/28	20	20,642
Series AA, 4.65%, 12/01/28	80	80,268
Series FF, 4.63%, 06/15/30(a)	262	260,151
Series GG, 3.50%, 10/15/32	237	213,301

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
Series X, 4.00%, 04/15/28	$99	$97,150
Sands China Ltd.
2.85%, 03/08/29	315	281,210
3.25%, 08/08/31	359	308,619
4.38%, 06/18/30	116	108,505
5.40%, 08/08/28	455	451,199
		2,020,167
Machinery — 1.9%
ABB Finance USA Inc.
3.80%, 04/03/28	1,541	1,516,753
4.38%, 05/08/42	190	175,294
AGCO Corp., 5.80%, 03/21/34(a)	518	532,030
Caterpillar Financial Services Corp.
2.40%, 08/09/26	591	571,815
4.40%, 10/15/27	50	50,099
4.45%, 10/16/26	50	50,028
4.60%, 11/15/27	75	75,369
4.70%, 11/15/29	75	75,603
Caterpillar Inc.
2.60%, 04/09/30	18	16,416
3.25%, 09/19/49	62	45,669
3.25%, 04/09/50	70	51,322
3.80%, 08/15/42	251	212,401
4.30%, 05/15/44	121	108,793
4.75%, 05/15/64	548	507,326
5.20%, 05/27/41	215	218,729
5.30%, 09/15/35	130	136,065
6.05%, 08/15/36	140	155,879
CNH Industrial Capital LLC
1.45%, 07/15/26	1,090	1,034,937
1.88%, 01/15/26	1,014	981,553
4.50%, 10/08/27	40	39,720
4.55%, 04/10/28	815	809,927
5.10%, 04/20/29(a)	580	587,513
5.50%, 01/12/29	686	704,294
CNH Industrial NV, 3.85%, 11/15/27(a)	1,874	1,840,753
Deere & Co.
2.88%, 09/07/49	135	93,807
3.10%, 04/15/30	12	11,168
3.75%, 04/15/50(a)	104	85,065
3.90%, 06/09/42	39	33,762
7.13%, 03/03/31	45	51,668
Dover Corp.
2.95%, 11/04/29	15	13,911
5.38%, 10/15/35	125	129,743
5.38%, 03/01/41(a)	15	15,174
Flowserve Corp.
2.80%, 01/15/32	50	42,934
3.50%, 10/01/30	304	281,517
IDEX Corp., 2.63%, 06/15/31	240	209,274
Ingersoll Rand Inc., 5.70%, 06/15/54	5	5,194
John Deere Capital Corp.
1.75%, 03/09/27	57	53,800
2.25%, 09/14/26	88	84,805
2.45%, 01/09/30	10	9,057
2.65%, 06/10/26	106	103,298
2.80%, 09/08/27	46	44,164
3.05%, 01/06/28	20	19,320
3.90%, 06/07/32	255	242,518
4.35%, 09/15/32	210	205,960
4.75%, 06/08/26	35	35,207
Security	Par (000)	Value
Machinery (continued)
4.90%, 06/11/27	$60	$60,757
4.95%, 07/14/28	20	20,375
5.10%, 04/11/34	142	145,503
5.15%, 09/08/26	25	25,339
5.15%, 09/08/33	285	293,727
Series 1, 5.05%, 06/12/34	564	575,388
nVent Finance SARL, 4.55%, 04/15/28(a)	57	56,679
Oshkosh Corp.
3.10%, 03/01/30	1,338	1,229,092
4.60%, 05/15/28	1,257	1,251,288
Otis Worldwide Corp.
3.36%, 02/15/50	89	65,506
5.25%, 08/16/28	60	61,254
Rockwell Automation Inc.
2.80%, 08/15/61	190	114,333
4.20%, 03/01/49	87	75,670
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	10	9,754
4.70%, 09/15/28	51	50,902
Xylem Inc./New York
1.95%, 01/30/28(a)	1,760	1,631,384
2.25%, 01/30/31	1,626	1,405,095
3.25%, 11/01/26(a)	2,046	1,994,385
		21,336,065
Manufacturing — 0.9%
3M Co.
2.25%, 09/19/26(a)	1,912	1,834,834
2.38%, 08/26/29(a)	368	333,535
2.88%, 10/15/27	2,620	2,509,707
3.05%, 04/15/30	498	461,976
3.63%, 09/14/28	1,065	1,033,729
Carlisle Companies Inc.
2.75%, 03/01/30	252	227,983
3.75%, 12/01/27	26	25,365
Eaton Corp.
3.10%, 09/15/27	56	54,175
3.92%, 09/15/47	5	4,112
4.00%, 11/02/32	154	147,315
4.15%, 11/02/42	186	164,602
4.70%, 08/23/52	60	56,006
Illinois Tool Works Inc.
2.65%, 11/15/26	85	82,442
3.90%, 09/01/42	124	106,049
4.88%, 09/15/41	15	14,591
Parker-Hannifin Corp.
3.25%, 06/14/29	43	40,732
4.00%, 06/14/49	232	193,119
4.10%, 03/01/47	53	44,740
4.20%, 11/21/34	61	58,206
4.45%, 11/21/44	71	63,664
6.25%, 05/15/38	72	79,126
Pentair Finance SARL
4.50%, 07/01/29	727	713,423
5.90%, 07/15/32	485	513,484
Teledyne Technologies Inc.
2.25%, 04/01/28	217	200,756
2.75%, 04/01/31	1,841	1,630,072

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Manufacturing (continued)
Textron Inc.
3.00%, 06/01/30	$27	$24,537
3.65%, 03/15/27	10	9,755
		10,628,035
Media — 2.0%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/31	107	91,781
3.70%, 04/01/51	390	257,980
3.85%, 04/01/61(a)	372	238,161
3.90%, 06/01/52	448	304,396
3.95%, 06/30/62	286	184,726
4.40%, 04/01/33	160	146,470
4.40%, 12/01/61	273	192,265
4.80%, 03/01/50	523	413,200
5.13%, 07/01/49	171	140,389
5.25%, 04/01/53(a)	194	164,761
5.38%, 04/01/38	128	118,088
5.38%, 05/01/47	556	475,627
5.50%, 04/01/63	229	191,615
5.75%, 04/01/48	486	433,888
6.38%, 10/23/35	494	508,275
6.48%, 10/23/45	635	625,521
6.83%, 10/23/55	199	202,321
Comcast Corp.
2.45%, 08/15/52	387	226,409
2.65%, 02/01/30	49	44,446
2.65%, 08/15/62	252	142,476
2.80%, 01/15/51	140	89,343
2.89%, 11/01/51	651	421,508
2.94%, 11/01/56	1,039	653,402
2.99%, 11/01/63	895	544,431
3.20%, 07/15/36	104	86,829
3.25%, 11/01/39	114	90,152
3.40%, 04/01/30	9	8,462
3.40%, 07/15/46	206	153,754
3.45%, 02/01/50	286	208,710
3.75%, 04/01/40	86	72,239
3.90%, 03/01/38	40	34,877
3.97%, 11/01/47	358	288,205
4.00%, 08/15/47	211	171,993
4.00%, 03/01/48	259	210,016
4.00%, 11/01/49	442	355,974
4.05%, 11/01/52	424	340,486
4.15%, 10/15/28	55	54,252
4.25%, 10/15/30	87	85,111
4.25%, 01/15/33	85	81,329
4.40%, 08/15/35	128	121,560
4.60%, 10/15/38	185	174,257
4.60%, 08/15/45	221	198,913
4.65%, 07/15/42	382	352,511
4.70%, 10/15/48	511	466,758
4.75%, 03/01/44	220	203,499
4.95%, 10/15/58	423	391,182
5.50%, 05/15/64	216	215,590
6.45%, 03/15/37(a)	408	453,260
6.50%, 11/15/35(a)	165	184,948
6.55%, 07/01/39	70	78,581
6.95%, 08/15/37	173	200,090
7.05%, 03/15/33	125	142,901
Security	Par (000)	Value
Media (continued)
Discovery Communications LLC
3.95%, 03/20/28	$196	$187,635
4.00%, 09/15/55	50	34,251
4.13%, 05/15/29	49	46,387
4.65%, 05/15/50	19	14,305
5.00%, 09/20/37	164	144,109
5.20%, 09/20/47	334	275,621
5.30%, 05/15/49	104	83,768
6.35%, 06/01/40	221	214,375
FactSet Research Systems Inc., 3.45%, 03/01/32	145	130,155
Fox Corp.
3.50%, 04/08/30	19	17,875
4.71%, 01/25/29	36	36,021
5.48%, 01/25/39	249	244,924
5.58%, 01/25/49(a)	389	378,527
6.50%, 10/13/33	20	21,512
Grupo Televisa SAB
5.00%, 05/13/45	200	155,862
5.25%, 05/24/49	157	125,333
6.13%, 01/31/46	210	188,048
6.63%, 01/15/40(a)	145	139,188
NBCUniversal Media LLC
4.45%, 01/15/43	105	94,275
5.95%, 04/01/41	105	110,820
6.40%, 04/30/40	50	55,601
Paramount Global
2.90%, 01/15/27(a)	20	19,173
4.20%, 06/01/29	42	40,039
4.20%, 05/19/32	82	73,710
4.38%, 03/15/43	216	166,148
4.60%, 01/15/45	98	76,434
4.85%, 07/01/42	115	95,081
4.90%, 08/15/44	49	39,005
4.95%, 01/15/31	274	261,060
4.95%, 05/19/50	205	164,159
5.25%, 04/01/44	104	86,007
5.50%, 05/15/33	198	190,497
5.85%, 09/01/43	286	260,272
5.90%, 10/15/40	67	61,078
6.88%, 04/30/36	243	252,819
7.88%, 07/30/30(a)	64	70,494
Thomson Reuters Corp.
5.50%, 08/15/35	45	46,286
5.65%, 11/23/43	62	62,586
5.85%, 04/15/40	11	11,563
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	245	281,817
Time Warner Cable LLC
5.50%, 09/01/41	198	174,250
5.88%, 11/15/40	238	220,265
6.55%, 05/01/37	290	288,264
6.75%, 06/15/39	286	290,091
7.30%, 07/01/38	313	330,246
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	5	4,791
2.95%, 06/15/27(a)	51	49,218
3.00%, 02/13/26	40	39,290
3.00%, 07/30/46	117	83,145
4.13%, 06/01/44	261	225,701
4.38%, 08/16/41	215	194,243
Series B, 7.00%, 03/01/32	30	34,284

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Series E, 4.13%, 12/01/41	$118	$103,372
Walt Disney Co. (The)
2.00%, 09/01/29	16	14,328
2.75%, 09/01/49	491	324,978
3.38%, 11/15/26	8	7,847
3.60%, 01/13/51	540	419,644
3.70%, 03/23/27	69	68,121
3.80%, 03/22/30	19	18,416
3.80%, 05/13/60	722	557,106
4.63%, 03/23/40(a)	47	45,099
4.70%, 03/23/50(a)	420	392,350
4.75%, 09/15/44	130	123,015
4.75%, 11/15/46	188	175,328
4.95%, 10/15/45	194	186,480
5.40%, 10/01/43	244	249,620
6.15%, 03/01/37	65	71,622
6.15%, 02/15/41(a)	134	147,122
6.20%, 12/15/34	10	11,169
6.40%, 12/15/35	25	28,213
6.55%, 03/15/33	46	51,576
6.65%, 11/15/37	188	216,187
7.75%, 12/01/45	175	231,760
		22,571,879
Metal Fabricate & Hardware — 0.0%
Valmont Industries Inc.
5.00%, 10/01/44(a)	35	32,907
5.25%, 10/01/54	100	93,757
		126,664
Mining — 0.4%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	245	225,533
3.75%, 10/01/30	209	189,180
Freeport-McMoRan Inc.
5.40%, 11/14/34(a)	230	233,621
5.45%, 03/15/43	300	291,362
Kinross Gold Corp., 4.50%, 07/15/27	238	236,782
Newmont Corp.
2.25%, 10/01/30	97	84,940
2.60%, 07/15/32(a)	281	242,772
2.80%, 10/01/29	118	108,789
4.88%, 03/15/42	392	372,231
5.45%, 06/09/44	38	38,145
6.25%, 10/01/39	316	344,470
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 03/15/34	85	86,785
Rio Tinto Alcan Inc.
5.75%, 06/01/35	82	87,678
6.13%, 12/15/33	227	247,120
7.25%, 03/15/31	112	126,316
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	166	108,033
5.20%, 11/02/40	181	182,061
7.13%, 07/15/28	40	43,352
Rio Tinto Finance USA PLC
4.13%, 08/21/42	100	87,357
4.75%, 03/22/42	172	163,763
5.13%, 03/09/53	128	125,366
Southern Copper Corp.
5.25%, 11/08/42	11	10,215
5.88%, 04/23/45	250	249,202
Security	Par (000)	Value
Mining (continued)
6.75%, 04/16/40	$170	$185,778
7.50%, 07/27/35	164	189,135
		4,259,986
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28	207	193,783
3.57%, 12/01/31	388	349,065
4.25%, 04/01/28	150	146,409
		689,257
Oil & Gas — 3.0%
Apache Corp.
5.10%, 09/01/40(a)	96	84,943
5.25%, 02/01/42	155	137,539
5.35%, 07/01/49	46	39,391
6.00%, 01/15/37(a)	100	101,795
BP Capital Markets America Inc.
2.77%, 11/10/50	342	218,785
2.94%, 06/04/51	371	244,604
3.00%, 02/24/50	536	361,389
3.00%, 03/17/52(a)	170	113,136
3.02%, 01/16/27(a)	40	38,850
3.07%, 03/30/50(a)	170	158,484
3.12%, 05/04/26	39	38,279
3.38%, 02/08/61	823	558,351
3.41%, 02/11/26	10	9,873
3.59%, 04/14/27	30	29,432
3.63%, 04/06/30	125	119,213
3.94%, 09/21/28	118	115,585
4.23%, 11/06/28	140	138,545
4.89%, 09/11/33	15	14,894
BP Capital Markets PLC
3.28%, 09/19/27	68	66,000
3.72%, 11/28/28	55	53,339
Burlington Resources LLC
5.95%, 10/15/36	70	75,113
7.20%, 08/15/31(a)	255	289,204
7.40%, 12/01/31	164	189,460
Chevron Corp., 3.08%, 05/11/50	298	211,133
Chevron USA Inc.
2.34%, 08/12/50	156	93,968
5.25%, 11/15/43	95	96,644
Conoco Funding Co., 7.25%, 10/15/31	325	371,773
ConocoPhillips Co.
4.03%, 03/15/62	415	320,660
4.30%, 11/15/44	242	211,849
4.70%, 01/15/30	375	376,182
4.85%, 01/15/32	200	200,598
4.88%, 10/01/47	35	32,295
5.00%, 01/15/35	400	401,768
5.05%, 09/15/33(a)	55	55,938
5.50%, 01/15/55	270	272,172
5.65%, 01/15/65	325	328,235
5.70%, 09/15/63	150	154,029
5.90%, 10/15/32	277	298,878
5.90%, 05/15/38	375	401,745
5.95%, 03/15/46(a)	150	159,559
6.50%, 02/01/39	491	553,236
6.95%, 04/15/29	624	685,507
Devon Energy Corp.
4.75%, 05/15/42	145	126,644

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
5.00%, 06/15/45	$127	$111,885
5.60%, 07/15/41	276	267,001
7.88%, 09/30/31	64	73,710
7.95%, 04/15/32	61	70,173
Diamondback Energy Inc.
3.50%, 12/01/29	479	450,412
4.25%, 03/15/52	95	76,201
4.40%, 03/24/51	93	76,606
5.75%, 04/18/54	205	204,535
5.90%, 04/18/64	371	370,264
6.25%, 03/15/53(a)	121	128,358
Eni USA Inc., 7.30%, 11/15/27	235	251,062
EOG Resources Inc.
3.90%, 04/01/35	67	61,451
4.38%, 04/15/30	53	52,321
4.95%, 04/15/50	233	218,845
EQT Corp.
5.00%, 01/15/29	230	229,847
5.75%, 02/01/34(a)	218	223,536
7.00%, 02/01/30	336	363,183
Exxon Mobil Corp.
3.10%, 08/16/49	288	204,144
3.45%, 04/15/51	663	496,422
3.48%, 03/19/30	25	23,835
4.11%, 03/01/46	375	320,438
4.23%, 03/19/40	337	307,045
4.33%, 03/19/50	540	471,201
Hess Corp.
4.30%, 04/01/27	1,488	1,477,752
5.60%, 02/15/41	78	79,804
6.00%, 01/15/40	66	70,474
7.13%, 03/15/33	433	492,054
7.30%, 08/15/31	597	679,039
7.88%, 10/01/29	562	636,995
Marathon Oil Corp.
4.40%, 07/15/27	394	392,553
5.70%, 04/01/34	34	36,370
6.60%, 10/01/37	255	290,046
6.80%, 03/15/32	298	336,217
Marathon Petroleum Corp.
3.80%, 04/01/28	205	199,014
4.50%, 04/01/48	78	63,870
4.75%, 09/15/44	113	98,615
5.00%, 09/15/54	40	34,878
5.13%, 12/15/26	156	157,103
6.50%, 03/01/41	306	330,058
Occidental Petroleum Corp.
4.40%, 04/15/46	91	71,528
6.05%, 10/01/54	92	91,776
6.13%, 01/01/31	134	139,140
6.20%, 03/15/40	165	169,319
6.45%, 09/15/36	395	416,195
6.60%, 03/15/46	213	225,740
6.63%, 09/01/30	89	94,455
7.50%, 05/01/31	225	251,938
7.88%, 09/15/31	55	62,303
7.95%, 06/15/39	69	81,438
8.88%, 07/15/30	40	46,287
Ovintiv Inc.
5.38%, 01/01/26	1,210	1,213,827
5.65%, 05/15/28	217	221,561
Security	Par (000)	Value
Oil & Gas (continued)
6.25%, 07/15/33	$154	$161,768
6.50%, 08/15/34	236	251,325
6.50%, 02/01/38	177	186,835
6.63%, 08/15/37	100	106,642
7.10%, 07/15/53	5	5,667
7.20%, 11/01/31	542	594,143
7.38%, 11/01/31	772	857,370
8.13%, 09/15/30	225	255,943
Phillips 66
3.30%, 03/15/52	69	47,388
3.90%, 03/15/28	86	84,083
4.65%, 11/15/34	253	243,211
4.88%, 11/15/44	377	342,276
5.88%, 05/01/42	282	294,339
Phillips 66 Co.
4.95%, 03/15/35(a)	210	204,720
5.25%, 06/15/31	70	71,339
5.30%, 06/30/33	215	218,090
5.50%, 03/15/55(a)	100	97,675
5.65%, 06/15/54	110	110,141
Shell Finance U.S. Inc.
3.25%, 04/06/50	390	281,314
3.75%, 09/12/46	208	166,009
4.00%, 05/10/46	425	352,185
4.13%, 05/11/35	697	658,973
4.38%, 05/11/45	465	408,790
4.55%, 08/12/43	60	55,041
Shell International Finance BV
3.00%, 11/26/51	284	191,751
3.13%, 11/07/49	235	164,580
3.25%, 04/06/50	25	17,903
6.38%, 12/15/38	444	501,418
Tosco Corp., 8.13%, 02/15/30(a)	410	478,193
TotalEnergies Capital International SA
2.83%, 01/10/30	260	239,746
2.99%, 06/29/41	62	46,794
3.13%, 05/29/50	557	389,085
3.39%, 06/29/60	562	387,576
3.46%, 02/19/29	131	125,890
3.46%, 07/12/49	223	166,230
TotalEnergies Capital SA
3.88%, 10/11/28	293	287,520
5.15%, 04/05/34	290	295,053
5.43%, 09/10/64	200	196,414
5.49%, 04/05/54	414	418,346
5.64%, 04/05/64	372	377,136
Valero Energy Corp.
3.40%, 09/15/26	35	34,209
3.65%, 12/01/51	209	149,787
4.00%, 04/01/29	86	83,447
4.00%, 06/01/52	59	44,869
4.35%, 06/01/28	36	35,594
4.90%, 03/15/45(a)	83	76,553
6.63%, 06/15/37	451	496,018
7.50%, 04/15/32	295	338,568
Woodside Finance Ltd.
5.10%, 09/12/34	1,100	1,078,982
5.70%, 09/12/54	185	182,885
		34,921,655
Oil & Gas Services — 0.5%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	449	444,523

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas Services (continued)
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
3.14%, 11/07/29	$755	$705,074
3.34%, 12/15/27	1,618	1,561,525
4.08%, 12/15/47(a)	144	119,717
Halliburton Co.
2.92%, 03/01/30	386	352,594
4.50%, 11/15/41	122	109,080
4.75%, 08/01/43	85	77,892
4.85%, 11/15/35(a)	357	350,462
5.00%, 11/15/45(a)	365	343,899
6.70%, 09/15/38	118	133,666
7.45%, 09/15/39	224	270,591
NOV Inc.
3.60%, 12/01/29	322	303,423
3.95%, 12/01/42	142	110,692
Schlumberger Investment SA
2.65%, 06/26/30	479	433,415
4.50%, 05/15/28	25	25,030
4.85%, 05/15/33	45	45,023
		5,386,606
Packaging & Containers — 0.1%
Amcor Finance USA Inc.
4.50%, 05/15/28	88	87,057
5.63%, 05/26/33	155	160,358
Amcor Flexibles North America Inc.
2.63%, 06/19/30	67	59,670
2.69%, 05/25/31	35	30,643
AptarGroup Inc., 3.60%, 03/15/32	15	13,661
Berry Global Inc., 5.65%, 01/15/34(c)	369	377,985
Packaging Corp. of America, 4.05%, 12/15/49	14	11,348
Smurfit Kappa Treasury ULC
5.44%, 04/03/34(c)	279	285,253
5.78%, 04/03/54(c)	242	250,439
Sonoco Products Co.
3.13%, 05/01/30	24	22,020
5.75%, 11/01/40	115	117,541
WestRock MWV LLC
7.95%, 02/15/31	18	20,722
8.20%, 01/15/30	93	106,965
WRKCo Inc.
3.00%, 06/15/33(a)	55	47,293
3.90%, 06/01/28	10	9,724
4.00%, 03/15/28	30	29,287
4.20%, 06/01/32	60	57,256
4.90%, 03/15/29	64	64,117
		1,751,339
Pharmaceuticals — 3.8%
AbbVie Inc.
4.05%, 11/21/39	625	556,836
4.25%, 11/14/28(a)	44	43,736
4.25%, 11/21/49	1,097	944,652
4.30%, 05/14/36	377	355,034
4.40%, 11/06/42	550	497,406
4.45%, 05/14/46	467	417,656
4.50%, 05/14/35	748	720,448
4.70%, 05/14/45	753	698,284
4.85%, 06/15/44	74	70,211
4.88%, 11/14/48	398	375,943
5.40%, 03/15/54	62	63,012
Security	Par (000)	Value
Pharmaceuticals (continued)
5.50%, 03/15/64	$190	$193,825
Astrazeneca Finance LLC
4.88%, 03/03/33	398	402,529
5.00%, 02/26/34	55	55,750
AstraZeneca PLC
3.13%, 06/12/27	735	714,201
4.00%, 01/17/29	655	644,174
4.00%, 09/18/42(a)	250	217,056
4.38%, 11/16/45	326	294,241
4.38%, 08/17/48	130	116,463
6.45%, 09/15/37	738	833,983
Becton Dickinson & Co.
3.70%, 06/06/27	947	927,996
4.67%, 06/06/47	479	429,511
4.69%, 12/15/44	316	286,473
Bristol-Myers Squibb Co.
2.55%, 11/13/50	379	233,908
3.25%, 02/27/27	142	138,625
3.25%, 08/01/42	338	260,454
3.70%, 03/15/52	306	237,532
3.90%, 03/15/62(a)	333	254,310
4.25%, 10/26/49	783	669,281
4.35%, 11/15/47	365	318,070
4.50%, 03/01/44	50	45,264
4.55%, 02/20/48	282	253,600
4.63%, 05/15/44	41	37,950
5.00%, 08/15/45	186	180,030
5.55%, 02/22/54	592	609,535
5.65%, 02/22/64	427	436,878
6.25%, 11/15/53	83	93,107
6.40%, 11/15/63	255	290,829
Cardinal Health Inc.
3.41%, 06/15/27	1,309	1,272,304
4.37%, 06/15/47(a)	147	124,283
4.60%, 03/15/43	89	78,719
4.70%, 11/15/26	85	84,980
4.90%, 09/15/45	164	149,822
5.00%, 11/15/29	85	85,556
5.13%, 02/15/29	85	86,256
5.35%, 11/15/34	90	91,144
5.45%, 02/15/34	125	127,455
5.75%, 11/15/54	65	66,755
Cencora Inc.
2.70%, 03/15/31	75	66,123
2.80%, 05/15/30	10	9,039
3.45%, 12/15/27	123	119,047
4.25%, 03/01/45	302	258,768
4.30%, 12/15/47	140	118,637
5.13%, 02/15/34	512	513,669
CVS Health Corp.
2.88%, 06/01/26	68	66,078
3.00%, 08/15/26	42	40,750
3.25%, 08/15/29	27	24,989
3.63%, 04/01/27	20	19,491
3.75%, 04/01/30	53	49,626
4.13%, 04/01/40	15	12,432
4.25%, 04/01/50	81	63,508
4.30%, 03/25/28	905	888,284
4.78%, 03/25/38	1,060	963,977
4.88%, 07/20/35	210	199,958
5.05%, 03/25/48	1,620	1,436,733

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
5.13%, 07/20/45	$813	$731,844
5.25%, 02/21/33	340	337,633
5.30%, 06/01/33	80	79,439
5.30%, 12/05/43	242	224,941
5.63%, 02/21/53	355	339,356
5.88%, 06/01/53	150	148,413
6.00%, 06/01/63	309	305,499
6.13%, 09/15/39	181	184,809
6.25%, 06/01/27	60	61,803
Eli Lilly & Co.
2.25%, 05/15/50	53	31,768
2.50%, 09/15/60	115	66,360
3.10%, 05/15/27(a)	78	75,888
3.38%, 03/15/29	42	40,427
3.70%, 03/01/45	156	128,541
3.95%, 05/15/47	90	76,146
3.95%, 03/15/49	495	413,504
4.15%, 03/15/59	459	384,676
4.95%, 02/27/63	68	64,955
5.00%, 02/09/54	154	149,951
5.10%, 02/09/64	290	282,318
5.20%, 08/14/64	105	103,785
5.50%, 03/15/27	60	61,634
5.55%, 03/15/37	142	150,412
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	10	9,840
4.20%, 03/18/43(a)	84	74,443
5.38%, 04/15/34(a)	75	78,410
6.38%, 05/15/38(a)	604	676,070
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	25	23,930
Johnson & Johnson
2.45%, 09/01/60	256	151,226
3.50%, 01/15/48	100	79,743
3.70%, 03/01/46	338	281,514
3.75%, 03/03/47	297	247,519
4.38%, 12/05/33(a)	32	31,914
4.50%, 09/01/40(a)	106	104,136
4.50%, 12/05/43(a)	202	197,315
4.85%, 05/15/41	178	178,972
4.95%, 05/15/33(a)	42	43,783
5.85%, 07/15/38	281	310,259
5.95%, 08/15/37	203	225,726
McKesson Corp.
3.95%, 02/16/28	94	92,648
4.25%, 09/15/29	60	59,281
4.90%, 07/15/28	52	52,656
5.10%, 07/15/33(a)	709	722,908
Mead Johnson Nutrition Co.
4.60%, 06/01/44	225	205,138
5.90%, 11/01/39(a)	236	251,954
Merck & Co. Inc.
2.45%, 06/24/50	75	46,174
2.75%, 12/10/51	309	199,510
2.90%, 12/10/61	766	473,012
3.40%, 03/07/29	10	9,605
3.60%, 09/15/42	300	244,057
3.70%, 02/10/45	654	530,387
3.90%, 03/07/39	27	23,877
4.00%, 03/07/49	207	171,998
4.15%, 05/18/43	427	376,210
4.30%, 05/17/30(a)	25	24,833
Security	Par (000)	Value
Pharmaceuticals (continued)
4.50%, 05/17/33(a)	$265	$261,814
5.15%, 05/17/63	310	301,383
6.50%, 12/01/33	302	342,875
6.55%, 09/15/37	147	168,884
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	205	219,441
5.95%, 12/01/28	5	5,282
Mylan Inc., 5.20%, 04/15/48	99	85,581
Novartis Capital Corp.
2.75%, 08/14/50(a)	242	163,746
3.80%, 09/18/29	200	194,758
4.00%, 09/18/31	200	193,454
4.00%, 11/20/45	180	155,247
4.20%, 09/18/34	200	191,279
4.40%, 05/06/44	81	74,544
4.70%, 09/18/54	120	112,618
Pfizer Inc.
2.70%, 05/28/50	568	371,165
4.00%, 12/15/36	75	68,816
4.00%, 03/15/49	333	275,949
4.13%, 12/15/46	226	191,146
4.20%, 09/15/48	222	188,986
4.40%, 05/15/44	30	27,056
7.20%, 03/15/39	222	267,992
Pfizer Investment Enterprises Pte Ltd.
4.75%, 05/19/33	636	629,731
5.30%, 05/19/53	897	886,512
5.34%, 05/19/63	1,173	1,140,368
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	15	14,662
Takeda Pharmaceutical Co. Ltd.
3.18%, 07/09/50(a)	441	304,005
3.38%, 07/09/60	452	305,021
5.00%, 11/26/28	160	161,957
5.65%, 07/05/44	200	205,023
5.65%, 07/05/54	200	204,552
5.80%, 07/05/64	200	205,120
Utah Acquisition Sub Inc., 5.25%, 06/15/46	124	108,986
Viatris Inc., 4.00%, 06/22/50	507	364,660
Zoetis Inc.
2.00%, 05/15/30	181	157,444
3.00%, 09/12/27	1,281	1,231,916
3.00%, 05/15/50(a)	15	10,207
3.90%, 08/20/28	435	425,241
3.95%, 09/12/47	196	159,139
4.45%, 08/20/48	26	22,594
4.70%, 02/01/43	423	390,897
5.60%, 11/16/32	943	989,242
		43,359,619
Pipelines — 3.8%
Boardwalk Pipelines LP
4.45%, 07/15/27	640	633,806
4.80%, 05/03/29	129	128,314
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39	510	411,600
3.70%, 11/15/29	714	676,830
5.13%, 06/30/27	113	113,880
Cheniere Energy Inc.
4.63%, 10/15/28	2,993	2,961,011
5.65%, 04/15/34	480	493,048

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Cheniere Energy Partners LP
3.25%, 01/31/32	$237	$209,467
4.00%, 03/01/31	36	33,844
4.50%, 10/01/29	95	92,866
5.95%, 06/30/33	201	209,965
Columbia Pipeline Group Inc., 5.80%, 06/01/45	31	31,282
DCP Midstream Operating LP
5.13%, 05/15/29	80	80,946
5.60%, 04/01/44	75	73,074
8.13%, 08/16/30	61	70,169
Enbridge Energy Partners LP
7.38%, 10/15/45	144	170,539
Series B, 7.50%, 04/15/38	142	167,015
Enbridge Inc.
2.50%, 08/01/33	950	782,986
3.13%, 11/15/29	80	74,215
3.40%, 08/01/51	120	85,659
3.70%, 07/15/27(a)	59	57,821
4.00%, 11/15/49(a)	133	105,249
4.25%, 12/01/26	112	111,100
4.50%, 06/10/44	94	81,231
5.25%, 04/05/27	35	35,533
5.30%, 04/05/29	60	61,147
5.50%, 12/01/46	162	161,695
5.63%, 04/05/34	219	225,885
5.70%, 03/08/33	435	451,563
5.90%, 11/15/26	240	245,270
5.95%, 04/05/54	251	263,425
6.00%, 11/15/28(a)	20	20,964
6.20%, 11/15/30	95	101,454
6.70%, 11/15/53	75	86,045
7.20%, 06/27/54, (5-year CMT + 2.970%)(b)	126	131,099
7.38%, 03/15/55, (5-year CMT + 3.122%)(b)	127	132,122
Energy Transfer LP
4.15%, 09/15/29	145	140,916
4.90%, 03/15/35	82	79,381
4.95%, 05/15/28	271	272,765
5.00%, 05/15/44	970	873,418
5.00%, 05/15/50	306	273,639
5.40%, 10/01/47	60	56,552
5.75%, 02/15/33	85	87,827
5.95%, 05/15/54	60	61,066
6.00%, 06/15/48	151	153,249
6.05%, 09/01/54	10	10,340
6.25%, 04/15/49	275	288,089
6.63%, 10/15/36	99	108,711
7.50%, 07/01/38	120	139,997
EnLink Midstream LLC
5.38%, 06/01/29	740	752,551
5.65%, 09/01/34	58	59,462
Enterprise Products Operating LLC
2.80%, 01/31/30	44	40,323
3.13%, 07/31/29	65	61,172
3.30%, 02/15/53	114	80,302
3.70%, 01/31/51	45	34,466
3.95%, 01/31/60	164	126,056
4.20%, 01/31/50	154	130,484
4.25%, 02/15/48	88	74,921
4.45%, 02/15/43	191	171,522
4.80%, 02/01/49	178	163,701
4.85%, 08/15/42	176	166,588
Security	Par (000)	Value
Pipelines (continued)
4.85%, 03/15/44	$232	$218,428
4.90%, 05/15/46(a)	142	133,449
4.95%, 10/15/54	108	100,762
5.10%, 02/15/45	277	269,563
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.832%)(b)	222	213,969
5.70%, 02/15/42	120	124,408
5.95%, 02/01/41	181	193,476
6.13%, 10/15/39	118	127,530
6.45%, 09/01/40	159	177,830
7.55%, 04/15/38	136	164,734
Series D, 6.88%, 03/01/33(a)	58	65,560
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.295%)(b)	199	194,268
Series H, 6.65%, 10/15/34	14	15,692
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	44	38,780
5.00%, 08/15/42	35	32,078
5.00%, 03/01/43	103	94,275
5.40%, 09/01/44	90	86,344
5.50%, 03/01/44	197	191,672
5.63%, 09/01/41	90	88,251
5.80%, 03/15/35	218	226,398
6.38%, 03/01/41	138	147,050
6.50%, 02/01/37	138	149,029
6.50%, 09/01/39	143	154,447
6.55%, 09/15/40	95	102,630
6.95%, 01/15/38	266	299,319
7.30%, 08/15/33	201	230,007
7.40%, 03/15/31	139	155,711
7.50%, 11/15/40	74	86,733
7.75%, 03/15/32	211	241,329
Kinder Morgan Inc.
3.25%, 08/01/50	135	90,887
3.60%, 02/15/51	95	68,317
4.30%, 03/01/28	199	196,836
4.80%, 02/01/33	95	92,555
5.00%, 02/01/29	175	176,419
5.05%, 02/15/46	245	224,038
5.10%, 08/01/29(a)	155	157,061
5.20%, 06/01/33	250	250,180
5.20%, 03/01/48	115	106,988
5.30%, 12/01/34	296	297,268
5.40%, 02/01/34	260	263,615
5.45%, 08/01/52	95	91,605
5.55%, 06/01/45	465	453,821
5.95%, 08/01/54	215	221,851
7.75%, 01/15/32	288	334,708
7.80%, 08/01/31	258	296,888
MPLX LP
4.00%, 03/15/28	169	165,246
4.13%, 03/01/27	531	524,675
4.25%, 12/01/27	76	75,078
4.50%, 04/15/38	253	229,170
4.70%, 04/15/48	319	275,813
4.80%, 02/15/29(a)	167	167,188
4.90%, 04/15/58	217	185,543
4.95%, 03/14/52	141	125,413
5.20%, 03/01/47	342	319,718
5.50%, 02/15/49	331	320,819
Northwest Pipeline LLC, 4.00%, 04/01/27	43	42,275

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
ONEOK Inc.
3.10%, 03/15/30	$233	$213,824
3.25%, 06/01/30	250	230,150
3.40%, 09/01/29	272	255,914
3.95%, 03/01/50	140	107,636
4.00%, 07/13/27	535	525,930
4.20%, 10/03/47	20	15,710
4.25%, 09/15/46	67	54,189
4.35%, 03/15/29	395	388,360
4.45%, 09/01/49	43	35,688
4.50%, 03/15/50	42	34,896
4.55%, 07/15/28	507	504,777
4.85%, 02/01/49	100	86,960
4.95%, 07/13/47	97	86,161
5.05%, 11/01/34	1,000	986,198
5.15%, 10/15/43	43	40,509
5.55%, 11/01/26(a)	205	207,868
5.65%, 11/01/28	230	237,379
5.70%, 11/01/54	400	398,820
5.80%, 11/01/30	65	67,853
5.85%, 01/15/26	517	522,173
5.85%, 11/01/64	150	149,190
6.05%, 09/01/33	418	441,229
6.10%, 11/15/32	305	323,177
6.35%, 01/15/31(a)	200	214,303
6.63%, 09/01/53	120	133,456
7.15%, 01/15/51	45	51,422
ONEOK Partners LP
6.13%, 02/01/41	30	31,035
6.20%, 09/15/43	141	146,820
6.65%, 10/01/36	242	266,852
6.85%, 10/15/37	228	254,283
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	139	130,866
4.70%, 06/15/44(a)	16	13,928
5.15%, 06/01/42	59	54,683
6.65%, 01/15/37	226	245,503
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	489	481,782
4.50%, 05/15/30	161	158,069
5.00%, 03/15/27	629	631,925
5.88%, 06/30/26	193	195,147
Spectra Energy Partners LP
3.38%, 10/15/26	211	205,665
4.50%, 03/15/45	256	219,611
5.95%, 09/25/43	231	237,536
Targa Resources Corp.
4.20%, 02/01/33	387	361,389
4.95%, 04/15/52	205	183,533
5.50%, 02/15/35	35	35,562
6.13%, 03/15/33	50	52,896
6.15%, 03/01/29	65	68,369
6.25%, 07/01/52	40	42,452
6.50%, 03/30/34	394	428,756
6.50%, 02/15/53	203	223,527
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	305	283,842
4.88%, 02/01/31	70	68,837
5.50%, 03/01/30	218	220,896
6.88%, 01/15/29	20	20,492
Security	Par (000)	Value
Pipelines (continued)
TC PipeLines LP, 3.90%, 05/25/27	$306	$299,209
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	177	185,614
7.00%, 10/15/28	166	179,223
7.63%, 04/01/37	20	23,371
Texas Eastern Transmission LP, 7.00%, 07/15/32	463	517,077
TransCanada PipeLines Ltd.
4.10%, 04/15/30	93	89,541
4.25%, 05/15/28	117	115,342
4.63%, 03/01/34	395	378,303
5.10%, 03/15/49	207	198,748
5.60%, 03/31/34	187	191,321
5.85%, 03/15/36	199	207,376
6.10%, 06/01/40	91	96,125
6.20%, 10/15/37	289	308,974
7.25%, 08/15/38	138	160,630
7.63%, 01/15/39	277	331,143
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50	173	136,632
4.00%, 03/15/28	38	37,224
4.45%, 08/01/42	100	89,248
4.60%, 03/15/48	197	172,141
5.40%, 08/15/41	83	82,475
Valero Energy Partners LP, 4.50%, 03/15/28	207	205,550
Western Midstream Operating LP
4.05%, 02/01/30	245	233,155
4.50%, 03/01/28	45	44,346
4.75%, 08/15/28	55	54,521
5.25%, 02/01/50	208	187,086
5.30%, 03/01/48	151	135,454
5.45%, 11/15/34	150	149,107
5.45%, 04/01/44	80	74,439
5.50%, 08/15/48	70	63,562
6.15%, 04/01/33	522	545,371
Williams Companies Inc. (The)
3.75%, 06/15/27	69	67,529
4.85%, 03/01/48	190	171,849
4.90%, 01/15/45	122	111,716
5.10%, 09/15/45	258	244,496
5.15%, 03/15/34	400	399,638
5.40%, 03/04/44	142	138,640
5.75%, 06/24/44	85	86,449
5.80%, 11/15/43	143	145,759
5.80%, 11/15/54	168	174,101
6.30%, 04/15/40(a)	297	321,119
8.75%, 03/15/32	91	110,378
Series A, 7.50%, 01/15/31	50	56,105
		43,355,429
Real Estate — 0.3%
CBRE Services Inc.
2.50%, 04/01/31(a)	621	538,711
4.88%, 03/01/26	2,847	2,847,792
5.50%, 04/01/29	136	139,861
5.95%, 08/15/34	145	152,865
		3,679,229
Real Estate Investment Trusts — 3.9%
Agree LP
2.60%, 06/15/33	125	102,870
4.80%, 10/01/32	20	19,558

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33	$393	$308,813
2.00%, 05/18/32(a)	125	101,825
2.75%, 12/15/29	18	16,305
2.95%, 03/15/34	145	122,468
3.00%, 05/18/51	220	143,731
3.38%, 08/15/31	10	9,124
3.55%, 03/15/52	200	144,077
3.95%, 01/15/27	61	60,089
3.95%, 01/15/28(a)	138	135,049
4.00%, 02/01/50	209	164,173
4.50%, 07/30/29	188	185,341
4.70%, 07/01/30	118	116,712
4.85%, 04/15/49	125	113,208
4.90%, 12/15/30(a)	24	24,039
American Assets Trust LP, 3.38%, 02/01/31	109	96,420
American Homes 4 Rent LP
3.38%, 07/15/51	35	24,301
3.63%, 04/15/32	180	163,850
4.25%, 02/15/28	43	42,360
4.30%, 04/15/52	22	18,046
4.90%, 02/15/29	31	31,085
American Tower Corp.
1.88%, 10/15/30	115	97,545
2.10%, 06/15/30	283	245,655
2.30%, 09/15/31	231	196,210
2.70%, 04/15/31	195	171,534
2.75%, 01/15/27	80	76,933
2.90%, 01/15/30	316	288,515
2.95%, 01/15/51(a)	285	188,469
3.10%, 06/15/50	226	153,896
3.13%, 01/15/27	318	308,401
3.38%, 10/15/26	451	440,208
3.55%, 07/15/27	355	345,423
3.60%, 01/15/28	325	314,695
3.70%, 10/15/49	215	163,491
3.80%, 08/15/29	342	328,102
3.95%, 03/15/29	57	55,215
4.40%, 02/15/26	394	392,254
5.00%, 01/31/30(a)	30	30,223
5.40%, 01/31/35	150	152,274
5.45%, 02/15/34	122	124,881
5.55%, 07/15/33	348	357,623
5.90%, 11/15/33	255	268,760
AvalonBay Communities Inc.
2.05%, 01/15/32(a)	240	203,194
2.30%, 03/01/30	67	59,632
3.20%, 01/15/28	18	17,321
3.30%, 06/01/29	37	35,043
3.90%, 10/15/46	91	74,550
4.15%, 07/01/47	80	67,042
5.00%, 02/15/33	290	292,785
Boston Properties LP
2.45%, 10/01/33(a)	560	441,333
2.55%, 04/01/32	296	243,840
2.75%, 10/01/26	688	660,918
2.90%, 03/15/30	143	127,703
3.25%, 01/30/31(a)	362	321,912
3.40%, 06/21/29	189	175,155
3.65%, 02/01/26	505	497,458
4.50%, 12/01/28	173	169,470
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.75%, 01/15/35	$170	$170,643
6.50%, 01/15/34(a)	188	201,219
Brixmor Operating Partnership LP
2.50%, 08/16/31	95	81,144
3.90%, 03/15/27	108	105,814
4.05%, 07/01/30(a)	102	97,403
4.13%, 06/15/26	134	132,714
4.13%, 05/15/29	103	99,741
Camden Property Trust
2.80%, 05/15/30	19	17,265
3.15%, 07/01/29	52	48,927
3.35%, 11/01/49(a)	19	13,823
4.10%, 10/15/28	31	30,472
COPT Defense Properties LP
2.00%, 01/15/29	325	287,854
2.25%, 03/15/26	995	961,548
2.75%, 04/15/31	147	126,706
2.90%, 12/01/33	66	54,000
Cousins Properties LP, 5.88%, 10/01/34(a)	20	20,440
Crown Castle Inc.
2.10%, 04/01/31(a)	362	304,261
2.25%, 01/15/31	318	271,161
2.50%, 07/15/31	337	288,982
3.10%, 11/15/29	155	142,854
3.25%, 01/15/51(a)	259	178,847
3.30%, 07/01/30	297	272,735
3.65%, 09/01/27	177	172,135
3.70%, 06/15/26	290	285,398
3.80%, 02/15/28	1,579	1,532,563
4.00%, 03/01/27	138	135,795
4.00%, 11/15/49	122	96,071
4.15%, 07/01/50	182	147,517
4.30%, 02/15/29	949	928,610
4.45%, 02/15/26	940	936,206
4.75%, 05/15/47	200	177,230
4.80%, 09/01/28	75	74,854
5.00%, 01/11/28(a)	500	503,560
5.10%, 05/01/33	624	622,650
5.20%, 02/15/49	136	127,899
5.60%, 06/01/29	115	118,461
5.80%, 03/01/34	257	267,465
CubeSmart LP
2.50%, 02/15/32	140	119,446
3.00%, 02/15/30	50	45,544
4.38%, 02/15/29	25	24,504
Digital Realty Trust LP
3.60%, 07/01/29(a)	905	864,665
3.70%, 08/15/27	122	119,001
4.45%, 07/15/28	115	113,973
5.55%, 01/15/28	636	651,454
DOC DR LLC
2.63%, 11/01/31	30	25,887
3.95%, 01/15/28	29	28,377
4.30%, 03/15/27	99	98,175
EPR Properties
3.60%, 11/15/31	50	44,207
4.95%, 04/15/28	210	207,442
Equinix Inc.
1.80%, 07/15/27	76	70,782
2.15%, 07/15/30	607	529,475
2.50%, 05/15/31	305	265,252

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.90%, 11/18/26	$100	$96,704
2.95%, 09/15/51	191	124,087
3.00%, 07/15/50	192	127,459
3.20%, 11/18/29(a)	675	628,471
3.40%, 02/15/52	125	89,270
ERP Operating LP
1.85%, 08/01/31(a)	26	21,902
2.50%, 02/15/30	168	151,108
3.00%, 07/01/29	79	73,773
3.25%, 08/01/27	38	36,783
3.50%, 03/01/28	47	45,723
4.00%, 08/01/47	27	22,039
4.15%, 12/01/28	33	32,575
4.50%, 06/01/45	60	53,283
Essex Portfolio LP
2.65%, 03/15/32	265	227,151
2.65%, 09/01/50(a)	35	21,148
3.00%, 01/15/30	10	9,143
4.00%, 03/01/29(a)	55	53,263
Extra Space Storage LP
2.35%, 03/15/32	130	108,451
2.40%, 10/15/31	120	101,897
3.88%, 12/15/27	19	18,578
4.00%, 06/15/29	9	8,719
5.50%, 07/01/30	25	25,731
Federal Realty OP LP
3.20%, 06/15/29	621	578,475
3.25%, 07/15/27	360	347,201
3.50%, 06/01/30	475	441,606
4.50%, 12/01/44	188	162,889
5.38%, 05/01/28	615	626,482
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	90	78,627
4.00%, 01/15/30	138	129,760
4.00%, 01/15/31	107	99,278
5.30%, 01/15/29	226	226,518
Healthcare Realty Holdings LP
2.00%, 03/15/31	10	8,309
3.10%, 02/15/30(a)	20	18,157
Healthpeak OP LLC
3.00%, 01/15/30	338	310,629
3.25%, 07/15/26	12	11,734
3.50%, 07/15/29	254	240,989
6.75%, 02/01/41	151	169,707
Highwoods Realty LP
3.05%, 02/15/30	87	77,776
4.20%, 04/15/29	72	68,958
7.65%, 02/01/34	110	124,764
Host Hotels & Resorts LP
5.50%, 04/15/35(a)	10	10,033
Series F, 4.50%, 02/01/26	301	299,540
Series H, 3.38%, 12/15/29	137	126,572
Series I, 3.50%, 09/15/30	245	223,880
Series J, 2.90%, 12/15/31	104	89,879
Invitation Homes Operating Partnership LP
2.00%, 08/15/31	10	8,269
2.70%, 01/15/34	100	82,009
4.15%, 04/15/32	115	107,750
Kilroy Realty LP
2.50%, 11/15/32	305	241,734
3.05%, 02/15/30	145	128,600
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.25%, 08/15/29	$316	$300,430
4.75%, 12/15/28	45	44,313
Kimco Realty OP LLC
2.80%, 10/01/26	36	34,841
3.70%, 10/01/49	88	67,542
3.80%, 04/01/27	101	99,167
4.13%, 12/01/46	135	111,155
4.25%, 04/01/45(a)	120	101,464
4.45%, 09/01/47	48	40,951
4.60%, 02/01/33	190	185,181
Kite Realty Group Trust, 4.75%, 09/15/30(a)	35	34,684
Mid-America Apartments LP
1.70%, 02/15/31	210	176,207
2.75%, 03/15/30	35	31,788
3.95%, 03/15/29	20	19,486
NNN REIT Inc.
2.50%, 04/15/30	12	10,634
3.00%, 04/15/52	50	32,478
3.10%, 04/15/50	93	62,308
3.50%, 04/15/51	80	57,265
4.30%, 10/15/28	7	6,908
4.80%, 10/15/48	31	27,503
5.60%, 10/15/33	25	25,740
Omega Healthcare Investors Inc.
3.25%, 04/15/33(a)	294	252,658
3.38%, 02/01/31	142	128,077
3.63%, 10/01/29	240	224,218
Piedmont Operating Partnership LP
2.75%, 04/01/32	17	13,675
3.15%, 08/15/30	57	49,291
9.25%, 07/20/28	310	342,349
Prologis LP
2.13%, 04/15/27	98	92,958
2.13%, 10/15/50	105	58,661
2.25%, 04/15/30	88	77,957
3.00%, 04/15/50	278	189,181
3.25%, 10/01/26	42	41,139
3.88%, 09/15/28	131	128,108
4.38%, 02/01/29	81	80,671
4.38%, 09/15/48	70	61,186
4.63%, 01/15/33	125	123,611
4.75%, 06/15/33	290	287,735
4.88%, 06/15/28(a)	80	81,083
5.13%, 01/15/34(a)	154	155,856
Public Storage Operating Co.
2.25%, 11/09/31	265	226,509
2.30%, 05/01/31	55	47,940
5.35%, 08/01/53	20	20,084
Realty Income Corp.
1.80%, 03/15/33	150	117,577
2.85%, 12/15/32	310	267,495
3.25%, 01/15/31	95	87,205
3.40%, 01/15/30	38	35,663
4.90%, 07/15/33(a)	120	118,801
5.63%, 10/13/32	380	396,877
Regency Centers LP
2.95%, 09/15/29(a)	89	82,562
3.60%, 02/01/27	48	46,938
4.13%, 03/15/28	40	39,319
4.40%, 02/01/47	153	132,209
4.65%, 03/15/49	117	103,876

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.10%, 01/15/35	$36	$35,948
Sabra Health Care LP
3.20%, 12/01/31	121	106,027
3.90%, 10/15/29(a)	108	101,800
5.13%, 08/15/26(a)	381	381,372
Simon Property Group LP
2.20%, 02/01/31	120	103,697
2.25%, 01/15/32(a)	290	246,121
2.45%, 09/13/29(a)	250	226,918
2.65%, 07/15/30	25	22,443
2.65%, 02/01/32	50	43,333
3.25%, 09/13/49(a)	261	185,496
3.80%, 07/15/50(a)	41	31,770
4.25%, 10/01/44	90	77,444
4.25%, 11/30/46(a)	146	124,423
4.75%, 03/15/42	150	139,222
5.50%, 03/08/33	383	396,651
6.75%, 02/01/40(a)	203	231,520
Store Capital LLC
2.70%, 12/01/31	115	96,147
4.50%, 03/15/28	30	29,274
4.63%, 03/15/29	28	27,193
Sun Communities Operating LP
4.20%, 04/15/32	65	60,568
5.70%, 01/15/33	125	127,365
Tanger Properties LP, 3.88%, 07/15/27	15	14,580
UDR Inc.
1.90%, 03/15/33	260	205,051
2.10%, 08/01/32	10	8,142
2.10%, 06/15/33	65	51,312
3.00%, 08/15/31	80	71,587
3.10%, 11/01/34	33	27,669
3.20%, 01/15/30	36	33,377
4.40%, 01/26/29	31	30,461
Ventas Realty LP
2.50%, 09/01/31	174	149,942
3.00%, 01/15/30	152	139,129
3.85%, 04/01/27	58	56,855
4.00%, 03/01/28	46	45,044
4.38%, 02/01/45	80	68,076
4.40%, 01/15/29	196	193,195
4.75%, 11/15/30	255	253,144
4.88%, 04/15/49	125	113,158
5.70%, 09/30/43	81	81,575
VICI Properties LP
4.75%, 02/15/28	317	315,830
4.95%, 02/15/30	259	256,683
5.13%, 05/15/32	370	366,365
5.63%, 05/15/52	155	150,024
Welltower OP LLC
2.05%, 01/15/29	121	109,060
2.70%, 02/15/27(a)	77	74,184
2.75%, 01/15/31	195	173,270
2.75%, 01/15/32	415	361,192
2.80%, 06/01/31	280	248,128
3.10%, 01/15/30	260	239,676
4.13%, 03/15/29	200	195,612
4.25%, 04/01/26	29	28,817
4.25%, 04/15/28	109	107,598
4.95%, 09/01/48	145	136,781
6.50%, 03/15/41	212	236,701
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Weyerhaeuser Co.
4.00%, 11/15/29	$271	$261,591
4.00%, 04/15/30	265	255,399
6.95%, 10/01/27	244	259,075
7.38%, 03/15/32	675	768,861
WP Carey Inc.
2.25%, 04/01/33	115	92,868
3.85%, 07/15/29(a)	107	102,867
		45,250,766
Retail — 2.3%
AutoNation Inc.
3.80%, 11/15/27	156	151,467
3.85%, 03/01/32	76	69,304
4.75%, 06/01/30	249	244,648
AutoZone Inc.
3.75%, 04/18/29	74	71,202
5.05%, 07/15/26(a)	20	20,146
5.20%, 08/01/33	35	35,264
6.55%, 11/01/33	25	27,444
Best Buy Co. Inc.
1.95%, 10/01/30	2,428	2,076,887
4.45%, 10/01/28(a)	2,104	2,089,444
Costco Wholesale Corp.
1.60%, 04/20/30	73	63,060
1.75%, 04/20/32	51	42,285
Darden Restaurants Inc., 4.55%, 02/15/48	61	51,255
Dollar General Corp.
3.50%, 04/03/30	15	13,884
4.13%, 04/03/50	72	55,356
Dollar Tree Inc.
3.38%, 12/01/51	90	59,750
4.20%, 05/15/28(a)	68	66,526
Ferguson Enterprises Inc., 5.00%, 10/03/34	500	490,755
Home Depot Inc. (The)
1.88%, 09/15/31	15	12,628
2.13%, 09/15/26	49	47,098
2.38%, 03/15/51	140	84,222
2.50%, 04/15/27	145	139,096
2.70%, 04/15/30	172	156,803
2.75%, 09/15/51	150	97,305
2.80%, 09/14/27	650	624,904
2.95%, 06/15/29	1,086	1,018,122
3.00%, 04/01/26	28	27,507
3.13%, 12/15/49	142	100,790
3.25%, 04/15/32	440	400,953
3.30%, 04/15/40	54	43,767
3.35%, 04/15/50	142	104,892
3.50%, 09/15/56	321	237,772
3.63%, 04/15/52	215	165,694
3.90%, 12/06/28	753	740,250
3.90%, 06/15/47	273	225,290
4.20%, 04/01/43	226	199,280
4.25%, 04/01/46	333	291,183
4.40%, 03/15/45	318	285,572
4.50%, 09/15/32	360	357,576
4.50%, 12/06/48	322	290,651
4.75%, 06/25/29	190	192,214
4.85%, 06/25/31	225	227,992
4.88%, 06/25/27	215	217,778
4.88%, 02/15/44	317	303,500
4.95%, 09/30/26	100	100,996

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.95%, 06/25/34	$300	$303,475
4.95%, 09/15/52	45	43,249
5.15%, 06/25/26	245	247,895
5.30%, 06/25/54	55	55,674
5.40%, 09/15/40	192	197,542
5.40%, 06/25/64	160	163,106
5.88%, 12/16/36	810	879,393
5.95%, 04/01/41	225	245,415
Lowe's Companies Inc.
1.70%, 10/15/30	200	169,467
2.50%, 04/15/26	138	134,395
2.63%, 04/01/31(a)	356	314,351
3.00%, 10/15/50	240	157,686
3.10%, 05/03/27	112	108,317
3.65%, 04/05/29	80	76,912
3.70%, 04/15/46	282	218,282
3.75%, 04/01/32	490	457,439
4.05%, 05/03/47	392	319,051
4.25%, 04/01/52	249	204,845
4.38%, 09/15/45	210	181,641
4.45%, 04/01/62(a)	406	333,608
4.50%, 04/15/30(a)	222	220,049
4.55%, 04/05/49	107	92,996
4.65%, 04/15/42	271	247,981
5.00%, 04/15/33	320	322,240
5.00%, 04/15/40	34	33,279
5.13%, 04/15/50	165	156,143
5.50%, 10/15/35	273	285,160
5.63%, 04/15/53	150	151,960
5.80%, 09/15/62	157	160,895
5.85%, 04/01/63	85	87,657
6.50%, 03/15/29(a)	102	109,720
McDonald's Corp.
2.13%, 03/01/30	18	15,885
2.63%, 09/01/29	11	10,137
3.60%, 07/01/30	15	14,238
3.63%, 09/01/49	354	269,483
3.70%, 02/15/42	19	15,510
3.80%, 04/01/28	20	19,591
4.20%, 04/01/50	127	106,074
4.45%, 03/01/47	148	130,319
4.45%, 09/01/48	112	98,203
4.60%, 05/26/45	169	153,071
4.70%, 12/09/35	72	70,678
4.88%, 07/15/40	123	119,455
4.88%, 12/09/45	467	437,710
5.15%, 09/09/52	65	63,009
6.30%, 10/15/37	232	257,092
6.30%, 03/01/38	202	223,923
O'Reilly Automotive Inc., 4.20%, 04/01/30	49	47,733
Starbucks Corp.
2.25%, 03/12/30	26	23,093
3.35%, 03/12/50	164	116,280
3.50%, 03/01/28	64	62,252
3.50%, 11/15/50	299	220,855
3.75%, 12/01/47	135	104,009
4.00%, 11/15/28	50	49,003
4.30%, 06/15/45	119	101,052
4.45%, 08/15/49	218	189,090
4.50%, 11/15/48	247	216,064
Security	Par (000)	Value
Retail (continued)
Target Corp.
2.35%, 02/15/30	$66	$59,348
2.65%, 09/15/30(a)	114	103,066
3.38%, 04/15/29(a)	107	102,527
3.63%, 04/15/46	411	323,871
3.90%, 11/15/47	37	30,356
4.00%, 07/01/42	375	327,281
4.50%, 09/15/32	141	138,978
6.35%, 11/01/32	320	357,127
6.50%, 10/15/37	362	410,900
7.00%, 01/15/38	165	195,048
TJX Companies Inc. (The)
2.25%, 09/15/26	10	9,637
3.88%, 04/15/30	112	108,327
4.50%, 04/15/50	214	196,500
Tractor Supply Co.
1.75%, 11/01/30(a)	679	573,801
5.25%, 05/15/33	1,407	1,430,632
		26,503,543
Semiconductors — 3.5%
Applied Materials Inc.
1.75%, 06/01/30	512	442,733
2.75%, 06/01/50(a)	240	159,149
3.30%, 04/01/27	997	973,416
4.35%, 04/01/47	316	281,293
4.80%, 06/15/29	55	55,794
5.10%, 10/01/35(a)	301	308,735
5.85%, 06/15/41	227	244,688
Broadcom Inc.
2.60%, 02/15/33(c)	140	117,429
3.14%, 11/15/35(c)	346	288,046
3.19%, 11/15/36(c)	274	225,457
3.42%, 04/15/33(c)	431	383,728
3.47%, 04/15/34(c)	522	460,775
3.50%, 02/15/41(c)	445	356,439
3.75%, 02/15/51(c)	716	550,358
4.15%, 11/15/30	53	51,310
4.15%, 04/15/32(c)	20	19,000
4.30%, 11/15/32	189	181,272
4.93%, 05/15/37(c)	650	631,721
5.00%, 04/15/30	253	256,023
Intel Corp.
1.60%, 08/12/28	959	854,614
2.00%, 08/12/31(a)	311	257,617
2.45%, 11/15/29	235	210,054
2.60%, 05/19/26	924	896,539
3.05%, 08/12/51	281	174,516
3.10%, 02/15/60	267	157,333
3.15%, 05/11/27	1,119	1,078,787
3.20%, 08/12/61	178	105,891
3.25%, 11/15/49	348	227,675
3.73%, 12/08/47	313	224,939
3.75%, 03/25/27	20	19,558
3.75%, 08/05/27	548	534,411
3.90%, 03/25/30	322	306,805
4.00%, 08/05/29	70	67,632
4.00%, 12/15/32(a)	410	381,007
4.10%, 05/19/46	171	131,700
4.10%, 05/11/47	138	106,072
4.15%, 08/05/32	180	169,376
4.25%, 12/15/42	162	132,500

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.60%, 03/25/40	$20	$17,633
4.75%, 03/25/50	494	414,397
4.80%, 10/01/41	315	279,901
4.88%, 02/10/26	289	289,397
4.88%, 02/10/28	246	246,495
4.90%, 07/29/45	370	322,718
4.90%, 08/05/52	225	191,675
4.95%, 03/25/60(a)	264	223,726
5.05%, 08/05/62(a)	57	48,413
5.13%, 02/10/30	105	106,340
5.15%, 02/21/34(a)	200	199,249
5.20%, 02/10/33(a)	710	710,839
5.70%, 02/10/53	259	247,949
5.90%, 02/10/63	175	170,600
KLA Corp.
3.30%, 03/01/50	18	13,197
4.95%, 07/15/52(a)	30	28,650
5.00%, 03/15/49(a)	25	24,133
5.25%, 07/15/62(a)	125	124,565
Lam Research Corp.
1.90%, 06/15/30	725	629,102
2.88%, 06/15/50	235	157,223
3.13%, 06/15/60	198	130,141
3.75%, 03/15/26	329	325,766
4.00%, 03/15/29	863	847,783
4.88%, 03/15/49	229	215,557
Marvell Technology Inc.
2.95%, 04/15/31	70	62,405
5.95%, 09/15/33	80	84,499
Micron Technology Inc.
2.70%, 04/15/32	223	190,679
3.48%, 11/01/51	259	185,254
4.66%, 02/15/30	25	24,736
5.33%, 02/06/29	56	56,954
5.88%, 02/09/33	125	130,748
NVIDIA Corp.
2.00%, 06/15/31(a)	1,683	1,455,086
2.85%, 04/01/30	1,933	1,792,158
3.20%, 09/16/26	5,681	5,573,097
NXP BV/NXP Funding LLC
5.35%, 03/01/26	1,228	1,234,441
5.55%, 12/01/28	670	688,201
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	137	118,344
2.65%, 02/15/32	215	184,410
3.13%, 02/15/42	35	25,528
3.15%, 05/01/27	67	64,570
3.25%, 05/11/41	235	178,858
3.25%, 11/30/51	180	122,437
3.40%, 05/01/30	185	171,575
4.30%, 06/18/29	383	375,271
4.40%, 06/01/27	245	243,775
5.00%, 01/15/33	355	352,449
Qorvo Inc., 4.38%, 10/15/29	55	51,947
Qualcomm Inc.
4.30%, 05/20/47	260	225,223
4.50%, 05/20/52	195	171,930
4.65%, 05/20/35	135	133,370
4.80%, 05/20/45	216	203,032
6.00%, 05/20/53	145	158,430
Security	Par (000)	Value
Semiconductors (continued)
Texas Instruments Inc.
1.75%, 05/04/30	$799	$692,664
1.90%, 09/15/31	710	606,383
2.25%, 09/04/29	993	901,848
2.70%, 09/15/51	328	212,981
2.90%, 11/03/27(a)	513	493,797
3.65%, 08/16/32	492	461,670
3.88%, 03/15/39	97	86,458
4.15%, 05/15/48	429	368,473
4.60%, 02/08/27	55	55,330
4.60%, 02/15/28	724	730,192
4.60%, 02/08/29	225	226,787
4.85%, 02/08/34	675	683,218
4.90%, 03/14/33	165	168,019
5.05%, 05/18/63	5	4,804
5.15%, 02/08/54	20	19,888
TSMC Arizona Corp.
1.75%, 10/25/26	718	680,134
2.50%, 10/25/31	321	280,119
3.25%, 10/25/51	340	260,701
3.88%, 04/22/27	85	83,585
4.13%, 04/22/29	133	130,926
4.25%, 04/22/32	310	303,291
4.50%, 04/22/52	290	279,159
		39,979,675
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28	290	262,163
3.48%, 12/01/27	174	167,375
4.20%, 05/01/30	358	342,076
5.35%, 01/15/30	50	50,474
5.75%, 01/15/35	50	51,032
		873,120
Software — 3.3%
Adobe Inc.
2.15%, 02/01/27	772	737,751
2.30%, 02/01/30	2,894	2,606,148
4.80%, 04/04/29	35	35,560
4.85%, 04/04/27	80	80,968
4.95%, 04/04/34	215	219,156
Autodesk Inc.
2.40%, 12/15/31	1,240	1,063,531
2.85%, 01/15/30	210	192,163
3.50%, 06/15/27	1,103	1,074,195
Broadridge Financial Solutions Inc.
2.60%, 05/01/31	590	513,083
2.90%, 12/01/29	514	470,485
3.40%, 06/27/26	2,118	2,075,975
Concentrix Corp., 6.85%, 08/02/33(a)	80	82,193
Electronic Arts Inc.
1.85%, 02/15/31	370	312,671
2.95%, 02/15/51	372	250,862
4.80%, 03/01/26(a)	25	25,055
Fidelity National Information Services Inc.
4.50%, 08/15/46	27	23,171
5.10%, 07/15/32	530	537,042
Fiserv Inc.
4.40%, 07/01/49	408	353,476
5.63%, 08/21/33	20	20,763

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Intuit Inc.
1.65%, 07/15/30	$150	$128,307
5.20%, 09/15/33	620	636,462
5.50%, 09/15/53	277	284,654
Microsoft Corp.
2.40%, 08/08/26	2,226	2,156,730
2.50%, 09/15/50	22	14,132
2.53%, 06/01/50	306	198,955
2.68%, 06/01/60	291	181,453
2.92%, 03/17/52	725	507,377
3.04%, 03/17/62	210	142,680
3.30%, 02/06/27	1,854	1,819,060
3.45%, 08/08/36	503	450,520
3.50%, 02/12/35	1,489	1,384,434
3.50%, 11/15/42	36	30,549
3.95%, 08/08/56	360	305,906
4.00%, 02/12/55	541	466,438
4.10%, 02/06/37	445	427,240
4.20%, 11/03/35	205	201,008
4.25%, 02/06/47(a)	279	263,326
4.45%, 11/03/45	105	101,195
4.50%, 10/01/40	65	64,980
4.50%, 02/06/57(a)	186	177,395
5.30%, 02/08/41(a)	135	152,004
Oracle Corp.
2.95%, 04/01/30	5	4,574
3.25%, 05/15/30	97	90,050
3.60%, 04/01/40	190	154,510
3.60%, 04/01/50	580	429,344
3.80%, 11/15/37	87	74,991
3.85%, 07/15/36	309	272,612
3.85%, 04/01/60	717	523,804
3.90%, 05/15/35	402	363,394
3.95%, 03/25/51	519	405,618
4.00%, 07/15/46	716	576,952
4.00%, 11/15/47	475	379,766
4.10%, 03/25/61	194	147,809
4.13%, 05/15/45	406	336,369
4.20%, 09/27/29	275	269,325
4.30%, 07/08/34	500	472,433
4.38%, 05/15/55	112	92,821
4.50%, 07/08/44	240	212,071
4.70%, 09/27/34	450	439,196
4.90%, 02/06/33	130	129,689
5.38%, 07/15/40	510	508,226
5.38%, 09/27/54	605	588,626
5.50%, 09/27/64	625	606,221
5.55%, 02/06/53	166	166,282
6.13%, 07/08/39	70	75,474
6.25%, 11/09/32	315	341,435
6.50%, 04/15/38	379	419,313
6.90%, 11/09/52	435	512,093
Roper Technologies Inc., 2.95%, 09/15/29	6	5,545
Salesforce Inc.
2.90%, 07/15/51	380	257,086
3.70%, 04/11/28	4,636	4,548,478
ServiceNow Inc., 1.40%, 09/01/30	1,831	1,541,376
VMware LLC
3.90%, 08/21/27	621	608,550
4.65%, 05/15/27	67	66,981
4.70%, 05/15/30	681	673,979
Security	Par (000)	Value
Software (continued)
Workday Inc.
3.50%, 04/01/27	$70	$68,463
3.70%, 04/01/29	523	504,076
3.80%, 04/01/32	730	677,844
		38,314,429
Telecommunications — 3.9%
America Movil SAB de CV
2.88%, 05/07/30	60	54,332
4.38%, 07/16/42	95	83,872
4.38%, 04/22/49	272	236,580
4.70%, 07/21/32	215	211,039
6.13%, 11/15/37	83	88,560
6.13%, 03/30/40	345	368,439
6.38%, 03/01/35	246	268,809
AT&T Inc.
3.30%, 02/01/52	340	240,100
3.50%, 09/15/53	1,135	811,320
3.50%, 02/01/61	280	192,453
3.55%, 09/15/55	1,240	881,648
3.65%, 06/01/51	485	360,684
3.65%, 09/15/59(a)	1,051	741,965
3.80%, 12/01/57	1,104	814,692
3.85%, 06/01/60(a)	277	205,011
4.10%, 02/15/28	10	9,859
4.30%, 02/15/30	50	49,056
4.30%, 12/15/42(a)	330	288,128
4.35%, 03/01/29	21	20,802
4.35%, 06/15/45	92	78,993
4.50%, 05/15/35	653	621,547
4.50%, 03/09/48	321	279,720
4.55%, 03/09/49	231	203,203
4.75%, 05/15/46	378	344,315
4.80%, 06/15/44	20	18,280
4.85%, 03/01/39	286	274,353
4.85%, 07/15/45	40	36,460
4.90%, 08/15/37	98	95,178
5.15%, 03/15/42	57	55,082
5.15%, 11/15/46(a)	230	221,156
5.15%, 02/15/50	201	191,594
5.25%, 03/01/37	433	435,544
5.35%, 09/01/40	217	216,867
5.45%, 03/01/47	206	204,832
5.55%, 08/15/41(a)	162	164,344
5.65%, 02/15/47	245	252,799
5.70%, 03/01/57	167	168,742
6.00%, 08/15/40	103	108,473
6.30%, 01/15/38	135	148,980
6.38%, 03/01/41	110	120,272
6.55%, 02/15/39	15	16,574
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52	85	62,169
4.30%, 07/29/49	18	14,804
4.46%, 04/01/48	88	74,906
Series US-4, 3.65%, 03/17/51	5	3,651
Series US-6, 3.20%, 02/15/52	80	53,641
British Telecommunications PLC
5.13%, 12/04/28(a)	402	407,644
9.63%, 12/15/30	1,371	1,688,664
Cisco Systems Inc.
2.50%, 09/20/26	524	508,397
2.95%, 02/28/26	218	214,234

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
4.80%, 02/26/27	$105	$106,063
4.90%, 02/26/26	95	95,610
4.95%, 02/26/31	35	35,683
5.05%, 02/26/34	55	56,131
5.30%, 02/26/54	254	261,103
5.35%, 02/26/64	30	30,634
5.50%, 01/15/40	649	678,720
5.90%, 02/15/39	642	699,870
Corning Inc.
4.38%, 11/15/57	269	221,654
4.70%, 03/15/37	10	9,522
5.45%, 11/15/79	65	62,517
Deutsche Telekom International Finance BV
8.75%, 06/15/30(d)	382	450,539
9.25%, 06/01/32	10	12,687
Juniper Networks Inc.
3.75%, 08/15/29(a)	37	35,297
5.95%, 03/15/41	120	122,602
Koninklijke KPN NV, 8.38%, 10/01/30	1,701	1,995,910
Motorola Solutions Inc.
2.30%, 11/15/30	70	60,668
4.60%, 02/23/28	239	239,125
4.60%, 05/23/29	137	136,445
5.50%, 09/01/44	30	30,223
5.60%, 06/01/32	130	135,497
Nokia OYJ
4.38%, 06/12/27	1,835	1,801,443
6.63%, 05/15/39	33	34,103
Orange SA
5.38%, 01/13/42	190	189,421
5.50%, 02/06/44	151	152,800
9.00%, 03/01/31(a)	932	1,130,982
Rogers Communications Inc.
2.90%, 11/15/26	43	41,494
3.70%, 11/15/49	269	199,364
4.30%, 02/15/48	158	130,753
4.35%, 05/01/49	302	250,848
4.50%, 03/15/43	106	92,221
4.55%, 03/15/52	148	125,578
5.00%, 03/15/44	262	243,748
5.45%, 10/01/43	175	171,320
7.50%, 08/15/38	254	298,125
Sprint Capital Corp., 8.75%, 03/15/32(a)	260	316,676
Telefonica Emisiones SA
4.10%, 03/08/27	332	327,867
4.67%, 03/06/38	25	22,949
4.90%, 03/06/48	208	185,857
5.21%, 03/08/47	449	416,453
5.52%, 03/01/49	154	149,454
7.05%, 06/20/36	554	625,671
Telefonica Europe BV, 8.25%, 09/15/30	396	458,134
TELUS Corp.
2.80%, 02/16/27	1,012	970,811
3.70%, 09/15/27	776	754,493
4.60%, 11/16/48	259	222,687
T-Mobile USA Inc.
2.63%, 02/15/29	20	18,385
2.88%, 02/15/31	500	446,168
3.00%, 02/15/41	190	142,184
3.30%, 02/15/51	671	472,205
3.38%, 04/15/29	90	85,085
Security	Par (000)	Value
Telecommunications (continued)
3.40%, 10/15/52	$535	$379,760
3.50%, 04/15/31	580	536,189
3.60%, 11/15/60	539	378,699
3.75%, 04/15/27	10	9,801
3.88%, 04/15/30	547	522,770
4.38%, 04/15/40	270	243,635
4.50%, 04/15/50	778	675,721
5.20%, 01/15/33	134	135,708
5.65%, 01/15/53	230	235,496
5.80%, 09/15/62	236	243,423
Verizon Communications Inc.
2.36%, 03/15/32	325	274,506
2.55%, 03/21/31	315	275,951
2.88%, 11/20/50	493	320,997
2.99%, 10/30/56	757	479,208
3.00%, 03/22/27(a)	50	48,358
3.00%, 11/20/60	362	224,697
3.15%, 03/22/30	58	53,726
3.55%, 03/22/51	682	507,620
3.70%, 03/22/61	721	523,422
3.85%, 11/01/42	138	113,584
3.88%, 02/08/29	22	21,430
4.00%, 03/22/50	82	66,065
4.02%, 12/03/29	19	18,449
4.13%, 03/16/27	114	112,999
4.13%, 08/15/46	215	179,261
4.27%, 01/15/36	798	739,561
4.33%, 09/21/28	11	10,899
4.40%, 11/01/34	663	632,892
4.50%, 08/10/33	542	524,408
4.52%, 09/15/48	375	330,362
4.67%, 03/15/55	350	313,061
4.75%, 11/01/41	166	155,293
4.81%, 03/15/39	362	346,310
4.86%, 08/21/46	667	624,400
5.01%, 04/15/49(a)	137	133,333
5.01%, 08/21/54	345	323,057
5.05%, 05/09/33	85	86,162
5.25%, 03/16/37	831	836,683
5.50%, 03/16/47	282	289,417
5.85%, 09/15/35(a)	110	116,423
6.40%, 09/15/33	75	82,950
6.55%, 09/15/43	280	320,315
7.75%, 12/01/30	95	109,698
Vodafone Group PLC
4.25%, 09/17/50	335	271,114
4.38%, 05/30/28	277	277,318
4.38%, 02/19/43	20	17,901
4.88%, 06/19/49	389	350,258
5.00%, 05/30/38	95	92,275
5.13%, 06/19/59(a)	9	8,156
5.25%, 05/30/48	558	539,232
6.15%, 02/27/37	182	196,496
6.25%, 11/30/32(a)	167	182,494
7.88%, 02/15/30	497	569,392
		44,227,881
Toys, Games & Hobbies — 0.3%
Hasbro Inc.
3.50%, 09/15/27	547	531,057
3.55%, 11/19/26	1,946	1,904,112
3.90%, 11/19/29(a)	900	856,155

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Toys, Games & Hobbies (continued)
6.05%, 05/14/34	$409	$421,911
6.35%, 03/15/40	10	10,576
Mattel Inc., 5.45%, 11/01/41	35	32,593
		3,756,404
Transportation — 2.1%
Burlington Northern Santa Fe LLC
3.05%, 02/15/51	229	158,600
3.55%, 02/15/50	303	232,719
3.90%, 08/01/46	155	127,461
4.05%, 06/15/48	215	180,768
4.13%, 06/15/47	195	166,448
4.15%, 04/01/45	10	8,633
4.15%, 12/15/48	189	160,727
4.38%, 09/01/42	18	16,251
4.40%, 03/15/42	10	9,069
4.70%, 09/01/45	113	104,766
4.90%, 04/01/44	15	14,382
5.05%, 03/01/41	45	44,298
5.20%, 04/15/54	15	14,969
5.40%, 06/01/41	45	45,913
5.75%, 05/01/40	56	59,518
6.15%, 05/01/37	30	33,182
6.20%, 08/15/36	15	16,632
Canadian National Railway Co.
2.45%, 05/01/50	357	221,900
3.20%, 08/02/46	421	312,834
3.65%, 02/03/48	424	338,344
4.38%, 09/18/34	150	144,945
4.45%, 01/20/49	270	243,143
5.85%, 11/01/33	55	59,206
6.20%, 06/01/36	203	224,752
6.25%, 08/01/34	207	230,044
6.38%, 11/15/37	182	205,579
6.90%, 07/15/28	60	64,897
Canadian Pacific Railway Co.
2.05%, 03/05/30	162	142,409
3.10%, 12/02/51	583	404,019
4.00%, 06/01/28	20	19,632
4.20%, 11/15/69	144	113,403
4.80%, 09/15/35	78	77,086
4.80%, 08/01/45	180	167,752
5.95%, 05/15/37	36	38,443
6.13%, 09/15/2115	214	229,985
7.13%, 10/15/31	62	70,283
CH Robinson Worldwide Inc., 4.20%, 04/15/28	1,970	1,939,263
CSX Corp.
2.40%, 02/15/30	231	207,191
3.25%, 06/01/27	10	9,723
3.35%, 09/15/49	189	139,509
3.80%, 03/01/28	15	14,693
3.80%, 11/01/46	216	174,328
3.80%, 04/15/50	118	94,144
3.95%, 05/01/50	204	166,503
4.10%, 03/15/44	188	161,604
4.25%, 03/15/29	158	156,574
4.25%, 11/01/66	237	192,478
4.30%, 03/01/48	239	207,000
4.40%, 03/01/43(a)	39	35,346
4.50%, 03/15/49	173	154,593
4.50%, 08/01/54	225	199,649
4.65%, 03/01/68	55	47,852
Security	Par (000)	Value
Transportation (continued)
4.75%, 05/30/42	$154	$145,098
4.75%, 11/15/48	149	137,884
5.50%, 04/15/41	143	147,223
6.00%, 10/01/36	61	66,224
6.15%, 05/01/37	260	285,512
6.22%, 04/30/40	135	149,678
FedEx Corp.
3.10%, 08/05/29(a)	24	22,503
3.88%, 08/01/42	82	66,388
3.90%, 02/01/35	50	45,400
4.05%, 02/15/48	222	178,665
4.10%, 04/15/43(a)	76	63,418
4.10%, 02/01/45	156	127,960
4.20%, 10/17/28	5	4,939
4.25%, 05/15/30(a)	103	101,546
4.40%, 01/15/47	148	125,326
4.55%, 04/01/46	321	278,603
4.75%, 11/15/45	318	284,244
4.90%, 01/15/34	39	39,106
4.95%, 10/17/48(a)	110	100,609
5.10%, 01/15/44	168	159,583
5.25%, 05/15/50(a)	348	334,833
Norfolk Southern Corp.
2.55%, 11/01/29	163	148,225
2.90%, 08/25/51	195	127,549
3.15%, 06/01/27	10	9,692
3.16%, 05/15/55	161	108,106
3.40%, 11/01/49	184	134,665
3.70%, 03/15/53	65	49,428
3.80%, 08/01/28	310	302,981
3.94%, 11/01/47	304	247,013
3.95%, 10/01/42	178	150,174
4.05%, 08/15/52	365	296,699
4.10%, 05/15/49	136	112,375
4.10%, 05/15/2121	128	94,770
4.15%, 02/28/48	233	196,111
4.45%, 06/15/45	118	104,869
4.65%, 01/15/46	123	111,959
4.84%, 10/01/41	233	221,216
5.05%, 08/01/30	90	91,899
5.10%, 12/31/49	41	37,190
7.80%, 05/15/27	35	37,623
Ryder System Inc.
1.75%, 09/01/26	112	106,204
2.85%, 03/01/27	99	95,026
2.90%, 12/01/26	421	406,216
4.30%, 06/15/27(a)	63	62,414
4.90%, 12/01/29	35	35,101
4.95%, 09/01/29	420	422,815
5.25%, 06/01/28	573	582,604
5.30%, 03/15/27	575	583,609
5.38%, 03/15/29(a)	100	102,268
5.50%, 06/01/29	132	135,676
5.65%, 03/01/28(a)	540	556,243
6.30%, 12/01/28	420	444,737
6.60%, 12/01/33(a)	478	527,568
Union Pacific Corp.
2.95%, 03/10/52	160	107,717
2.97%, 09/16/62	242	150,292
3.25%, 02/05/50	412	298,558
3.35%, 08/15/46	88	66,363

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware USD Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
3.38%, 02/01/35(a)	$85	$75,507
3.50%, 02/14/53	264	197,585
3.55%, 05/20/61(a)	104	74,654
3.60%, 09/15/37	15	12,984
3.75%, 02/05/70	158	114,314
3.80%, 10/01/51	346	274,357
3.80%, 04/06/71	216	158,058
3.84%, 03/20/60	311	237,722
3.85%, 02/14/72	122	90,899
3.88%, 02/01/55	228	181,350
3.95%, 09/10/28	25	24,600
3.95%, 08/15/59	220	172,702
4.00%, 04/15/47	148	123,249
4.05%, 11/15/45	97	82,149
4.05%, 03/01/46	180	152,727
4.10%, 09/15/67	186	146,641
4.30%, 03/01/49	238	207,719
4.50%, 09/10/48	288	258,057
6.63%, 02/01/29	38	41,166
United Parcel Service Inc.
2.50%, 09/01/29	20	18,358
3.40%, 03/15/29	82	78,798
3.40%, 11/15/46	125	95,725
3.40%, 09/01/49	287	214,217
3.63%, 10/01/42	101	82,479
3.75%, 11/15/47	420	334,722
4.25%, 03/15/49	316	271,151
4.45%, 04/01/30(a)	117	116,872
4.88%, 11/15/40	368	359,012
5.15%, 05/22/34(a)	125	128,054
5.20%, 04/01/40	150	150,966
5.30%, 04/01/50	250	252,125
6.20%, 01/15/38	729	809,447
		24,272,505
Trucking & Leasing — 0.2%
GATX Corp.
1.90%, 06/01/31	10	8,286
3.10%, 06/01/51	113	76,028
3.50%, 03/15/28	29	27,828
3.50%, 06/01/32	65	58,476
3.85%, 03/30/27(a)	48	46,999
4.55%, 11/07/28	78	77,521
4.70%, 04/01/29	88	87,852
4.90%, 03/15/33	225	221,167
5.20%, 03/15/44	92	87,996
5.40%, 03/15/27	25	25,351
5.45%, 09/15/33	315	323,170
6.05%, 03/15/34	487	519,332
6.05%, 06/05/54(a)	305	330,516
6.90%, 05/01/34(a)	344	386,835
		2,277,357
Water — 0.2%
American Water Capital Corp.
2.80%, 05/01/30	106	96,310
Security	Par (000)	Value
Water (continued)
2.95%, 09/01/27(a)	$28	$26,834
3.45%, 05/01/50(a)	335	247,861
3.75%, 09/01/28	89	86,424
3.75%, 09/01/47	109	85,476
4.00%, 12/01/46	191	157,253
4.15%, 06/01/49	238	198,501
4.20%, 09/01/48	244	205,224
4.30%, 12/01/42	87	76,873
6.59%, 10/15/37	192	218,228
Essential Utilities Inc.
2.70%, 04/15/30	89	80,129
3.35%, 04/15/50	226	158,285
3.57%, 05/01/29	89	84,660
4.28%, 05/01/49	295	243,664
4.80%, 08/15/27	50	50,143
5.30%, 05/01/52	207	199,140
5.38%, 01/15/34(a)	50	50,802
United Utilities PLC, 6.88%, 08/15/28	63	67,373
		2,333,180
Total Long-Term Investments — 98.6% (Cost: $1,202,042,004)		1,130,522,599
	Shares
Short-Term Securities
Money Market Funds — 6.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(e)(f)(g)	70,644,107	70,679,429
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(e)(f)	5,630,000	5,630,000
Total Short-Term Securities — 6.6% (Cost: $76,276,938)		76,309,429
Total Investments — 105.2% (Cost: $1,278,318,942)		1,206,832,028
Liabilities in Excess of Other Assets — (5.2)%		(60,075,466)
Net Assets — 100.0%		$1,146,756,562

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG Aware USD Corporate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$83,545,184	$—	$(12,865,899)(a)	$(3,319)	$3,463	$70,679,429	70,644,107	$148,446 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	860,000	4,770,000 (a)	—	—	—	5,630,000	5,630,000	119,610	—
				$(3,319)	$3,463	$76,309,429		$268,056	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,130,522,599	$—	$1,130,522,599
Short-Term Securities
Money Market Funds	76,309,429	—	—	76,309,429
	$76,309,429	$1,130,522,599	$—	$1,206,832,028

Portfolio Abbreviation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate